                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  September 30, 2006
                         -------------------------

Item 1. Reports to Stockholders

SunAmerica 2006
---------------

[PHOTO]



Annual Report

                                    [GRAPHIC]



Equity Funds

[LOGO] AIG SunAmerica
           Mutual Funds

        September 30, 2006                                         ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Biotech/Health Fund (SBHAX)

Tax Managed Equity Fund (TXMAX)

SunAmerica International Small-Cap Fund

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  6
STATEMENT OF OPERATIONS..................................................... 10
STATEMENT OF CHANGES IN NET ASSETS.......................................... 13
FINANCIAL HIGHLIGHTS........................................................ 18
PORTFOLIO OF INVESTMENTS.................................................... 28
NOTES TO FINANCIAL STATEMENTS............................................... 65
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................... 88
APPROVAL OF ADVISORY AGREEMENTS............................................. 89
TRUSTEE AND OFFICER INFORMATION............................................. 93
SHAREHOLDER TAX INFORMATION................................................. 95
COMPARISONS: FUNDS vs. INDEXES.............................................. 97

        Shareholder Letter

Dear Shareholder:

We are pleased to present the annual report for the SunAmerica Equity Funds for the fiscal period ending September 30, 2006. While the fiscal year provided numerous investment challenges, domestic equity indices posted gains across the board.

During the first half of the fiscal period, oil prices remained high, but the primary focus for investors during the period was the outlook for U.S. and global interest rates, which had risen at gradual and manageable pace. Overall, the economic data was balanced with low unemployment, healthy corporate profits, and subdued inflation. All the major domestic and international stock indices posted positive returns during the first half of the fiscal period. In general, the moderate-growth, low inflationary period was a very constructive environment for stocks.

As the mid-point of the annual period approached, corporate profits remained healthy but several challenges were emerging in response to higher energy prices and interest rates. Inflationary concerns, decelerating growth, and uncertainty over the direction of monetary policy resulted in negative equity performance during the third fiscal quarter.

Chairman Bernanke began his tenure as Federal Reserve Chairman in February by signaling that future Federal Funds rate increases would be data dependent -- which the markets interpreted as signaling a pause and perhaps the end of the tightening cycle. However in May, the Chairman began making comments that inflationary pressures were present and that future rate increases might be necessary. The equity markets were unsettled by this lack of clarity. Equities tumbled across the board during the third fiscal quarter as investors became more concerned about even higher energy prices and its potential impact on inflation. Following this sell-off the market traded in a sideways pattern for most of the late-spring and early-summer months.
The uncertainty was clarified during the final quarter, as a pause in the Federal Reserve's tightening cycle occurred along with a slide in oil prices which helped lift U.S. equities to their highest levels of the year. After 17 consecutive interest rate increases (and a cumulative 425 basis point increase), the Federal Open Market Committee (FOMC) left rates unchanged at the August meeting, thus prompting a sizeable equity market rally.
As a result of the strong results in the closing months of the annual period, domestic equity indices rose across the board. In terms of major mutual fund categories, value outperformed growth. Specifically, the Lipper Large Cap Value index outpaced all others, advancing 11.99% for the fiscal period while it was another challenging year for the Lipper Large Cap Growth segment which appreciated 3.60%. International funds continued to post strong returns with the Lipper International Fund category returning 22.33% for the period.
We at AIG SunAmerica Asset Management continue to work diligently to identify opportunities to grow capital while keeping a keen eye on risk management. We believe that our combination of quantitative tools and strong fundamental research can achieve this dual objective. During the fiscal period three new portfolio managers dedicated to this goal have joined our team, including John Massey (co-head Large-Cap Equity Team), Jay Rushin (co-head Small-Cap Equity
Team), and Paul Ma (head of quantitative research team and structured portfolios).
In addition to our commitment to bringing our investors strong risk-adjusted performance, we continually seek to identify new investment opportunities that can assist our investors in building diversified portfolios to achieve their financial goals. The SunAmerica International Small-Cap Fund is one such product that was introduced during the period. Managed by our affiliate, AIG Global Investment Corp. (AIGGIC), this Fund has investment teams based in Europe and Asia working to identify emerging companies that offer strong growth potential.

Thank you for your continued investment in our Funds. We encourage you to visit our website at www.sunamericafunds.com for more information.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

    AIG SunAmerica Asset Management Corp.       AIG Global Investment Corp.
    -                                           ---------------------------
    John Massey   Allison Larkin Greg Parker    Hans Danielsson
    Steve Neimeth Brendan Voege  Soraya Benitez
    Paul Ma       Ben Barrett    Andy Sheridan
    Jay Rushin    Mike Beaulieu  Sandra Salas

--------
Investors should carefully consider the investment objectives, risks, charges, and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

Funds distributed by AIG SunAmerica Capital Services, Inc.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to International Equity Fund and International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2006 and held until September 30, 2006.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended September 30, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended September 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended September 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended September 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended September 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended September 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended September 30, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2006 -- (unaudited) (continued)

                                                Actual                                         Hypothetical
                              ------------------------------------------ --------------------------------------------------------
                                                                                       Ending Account
                                            Ending Account Expense Paid                 Value using
                                             Value Using    During the                 a Hypothetical Expense Paid     Expense
                                Beginning       Actual        Period       Beginning     5% Assumed    During the       Ratio
                              Account Value   Return at        Ended     Account Value   Return at    Period Ended      as of
                               at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                              2006           2006          2006          2006           2006          2006          2006*
----                          ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund@
  Class A#...................   $1,000.00     $  992.41       $ 7.74       $1,000.00     $1,017.30       $ 7.84         1.55%
  Class B#...................   $1,000.00     $  989.35       $11.47       $1,000.00     $1,013.54       $11.61         2.30%
  Class C#...................   $1,000.00     $  989.29       $11.72       $1,000.00     $1,013.29       $11.86         2.35%
  Class I#...................   $1,000.00     $  993.74       $ 6.40       $1,000.00     $1,018.65       $ 6.48         1.28%
Growth Opportunities Fund@
  Class A#...................   $1,000.00     $  961.63       $ 7.92       $1,000.00     $1,017.00       $ 8.14         1.61%
  Class B#...................   $1,000.00     $  958.12       $11.29       $1,000.00     $1,013.54       $11.61         2.30%
  Class C#...................   $1,000.00     $  958.07       $11.39       $1,000.00     $1,013.44       $11.71         2.32%
  Class I#...................   $1,000.00     $  963.17       $ 6.25       $1,000.00     $1,018.70       $ 6.43         1.27%
New Century Fund@
  Class A....................   $1,000.00     $  956.30       $ 7.60       $1,000.00     $1,017.30       $ 7.84         1.55%
  Class B....................   $1,000.00     $  952.63       $10.92       $1,000.00     $1,013.89       $11.26         2.23%
  Class C#...................   $1,000.00     $  952.85       $10.48       $1,000.00     $1,014.34       $10.81         2.14%
Growth and Income Fund@
  Class A#...................   $1,000.00     $1,042.70       $ 7.94       $1,000.00     $1,017.30       $ 7.84         1.55%
  Class B#...................   $1,000.00     $1,039.44       $11.35       $1,000.00     $1,013.94       $11.21         2.22%
  Class C#...................   $1,000.00     $1,038.65       $11.14       $1,000.00     $1,014.14       $11.01         2.18%
  Class I#...................   $1,000.00     $1,044.19       $ 6.71       $1,000.00     $1,018.50       $ 6.63         1.31%
Balanced Assets Fund@
  Class A#...................   $1,000.00     $1,031.48       $ 7.84       $1,000.00     $1,017.35       $ 7.79         1.54%
  Class B#...................   $1,000.00     $1,028.54       $11.24       $1,000.00     $1,013.99       $11.16         2.21%
  Class C#...................   $1,000.00     $1,028.50       $11.19       $1,000.00     $1,014.04       $11.11         2.20%
  Class I#...................   $1,000.00     $1,032.88       $ 6.52       $1,000.00     $1,018.65       $ 6.48         1.28%
International Equity Fund
  Class A#...................   $1,000.00     $1,028.57       $ 9.66       $1,000.00     $1,015.54       $ 9.60         1.90%
  Class B#...................   $1,000.00     $1,025.55       $12.95       $1,000.00     $1,012.28       $12.86         2.55%
  Class C#...................   $1,000.00     $1,025.57       $12.95       $1,000.00     $1,012.28       $12.86         2.55%
  Class I#...................   $1,000.00     $1,029.68       $ 9.16       $1,000.00     $1,016.04       $ 9.10         1.80%
Value Fund@
  Class A#...................   $1,000.00     $1,075.73       $ 8.48       $1,000.00     $1,016.90       $ 8.24         1.63%
  Class B#...................   $1,000.00     $1,071.56       $11.84       $1,000.00     $1,013.64       $11.51         2.28%
  Class C#...................   $1,000.00     $1,072.20       $11.84       $1,000.00     $1,013.64       $11.51         2.28%
  Class I#...................   $1,000.00     $1,076.35       $ 7.96       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class Z#...................   $1,000.00     $1,078.25       $ 5.52       $1,000.00     $1,019.75       $ 5.37         1.06%
Biotech/Health Fund@
  Class A#...................   $1,000.00     $  946.65       $ 7.56       $1,000.00     $1,017.30       $ 7.84         1.55%
  Class B#...................   $1,000.00     $  944.50       $10.72       $1,000.00     $1,014.04       $11.11         2.20%
  Class C#...................   $1,000.00     $  944.63       $10.72       $1,000.00     $1,014.04       $11.11         2.20%
Tax Managed Equity Fund@
  Class A#...................   $1,000.00     $  935.71       $ 7.04       $1,000.00     $1,017.80       $ 7.33         1.45%
  Class B#...................   $1,000.00     $  931.85       $10.17       $1,000.00     $1,014.54       $10.61         2.10%
  Class C#...................   $1,000.00     $  932.64       $10.17       $1,000.00     $1,014.54       $10.61         2.10%
International Small-Cap Fund+
  Class A#...................   $1,000.00     $  884.00       $ 7.45       $1,000.00     $1,015.54       $ 9.60         1.90%
  Class B#...................   $1,000.00     $  881.60       $ 9.99       $1,000.00     $1,012.28       $12.86         2.55%
  Class C#...................   $1,000.00     $  881.60       $ 9.99       $1,000.00     $1,012.28       $12.86         2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days, except for the International Small-Cap Fund "Actual Return" information which was multiplied by 152 days divided by 365. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended September 30, 2006* and "Expense Ratios" would have been lower.
+  See Note 1
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2006 -- (unaudited) (continued)

                                            Actual                                  Hypothetical
                          ------------------------------------------ ------------------------------------------
                                                                                   Ending Account
                                        Ending Account Expense Paid                 Value using   Expense Paid
                                         Value Using    During the                 a Hypothetical  During the      Expense
                            Beginning       Actual        Period       Beginning     5% Assumed      Period         Ratio
                          Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                           at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                          2006           2006          2006          2006           2006          2006          2006*
----                      ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund
  Class A#...............   $1,000.00     $  992.41       $ 7.64       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class B#...............   $1,000.00     $  989.35       $11.37       $1,000.00     $1,013.64       $11.51         2.28%
  Class C#...............   $1,000.00     $  989.29       $11.62       $1,000.00     $1,013.39       $11.76         2.33%
  Class I#...............   $1,000.00     $  993.74       $ 6.30       $1,000.00     $1,018.75       $ 6.38         1.26%
Growth Opportunities Fund
  Class A#...............   $1,000.00     $  961.63       $ 7.47       $1,000.00     $1,017.45       $ 7.69         1.52%
  Class B#...............   $1,000.00     $  958.12       $10.85       $1,000.00     $1,013.99       $11.16         2.21%
  Class C#...............   $1,000.00     $  958.07       $10.95       $1,000.00     $1,013.89       $11.26         2.23%
  Class I#...............   $1,000.00     $  963.17       $ 5.86       $1,000.00     $1,019.10       $ 6.02         1.19%
New Century Fund
  Class A................   $1,000.00     $  956.30       $ 7.55       $1,000.00     $1,017.35       $ 7.79         1.54%
  Class B................   $1,000.00     $  952.63       $10.87       $1,000.00     $1,013.94       $11.21         2.22%
  Class C#...............   $1,000.00     $  952.85       $10.43       $1,000.00     $1,014.39       $10.76         2.13%
Growth and Income Fund
  Class A#...............   $1,000.00     $1,042.70       $ 7.83       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class B#...............   $1,000.00     $1,039.44       $11.25       $1,000.00     $1,014.04       $11.11         2.20%
  Class C#...............   $1,000.00     $1,038.65       $11.04       $1,000.00     $1,014.24       $10.91         2.16%
  Class I#...............   $1,000.00     $1,044.19       $ 6.61       $1,000.00     $1,018.60       $ 6.53         1.29%
Balanced Assets Fund
  Class A#...............   $1,000.00     $1,031.48       $ 7.79       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class B#...............   $1,000.00     $1,028.54       $11.19       $1,000.00     $1,014.04       $11.11         2.20%
  Class C#...............   $1,000.00     $1,028.50       $11.14       $1,000.00     $1,014.09       $11.06         2.19%
  Class I#...............   $1,000.00     $1,032.88       $ 6.47       $1,000.00     $1,018.70       $ 6.43         1.27%
Value Fund
  Class A#...............   $1,000.00     $1,075.73       $ 8.38       $1,000.00     $1,017.00       $ 8.14         1.61%
  Class B#...............   $1,000.00     $1,071.56       $11.74       $1,000.00     $1,013.74       $11.41         2.26%
  Class C#...............   $1,000.00     $1,072.20       $11.74       $1,000.00     $1,013.74       $11.41         2.26%
  Class I#...............   $1,000.00     $1,076.35       $ 7.86       $1,000.00     $1,017.50       $ 7.64         1.51%
  Class Z#...............   $1,000.00     $1,078.25       $ 5.42       $1,000.00     $1,019.85       $ 5.27         1.04%
Biotech/Health Fund
  Class A#...............   $1,000.00     $  946.65       $ 7.37       $1,000.00     $1,017.50       $ 7.64         1.51%
  Class B#...............   $1,000.00     $  944.50       $10.53       $1,000.00     $1,014.24       $10.91         2.16%
  Class C#...............   $1,000.00     $  944.63       $10.53       $1,000.00     $1,014.24       $10.91         2.16%
Tax Managed Equity Fund
  Class A#...............   $1,000.00     $  935.71       $ 6.75       $1,000.00     $1,018.10       $ 7.03         1.39%
  Class B#...............   $1,000.00     $  931.85       $ 9.93       $1,000.00     $1,014.79       $10.35         2.05%
  Class C#...............   $1,000.00     $  932.64       $ 9.88       $1,000.00     $1,014.84       $10.30         2.04%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2006

                                                                             Blue Chip      Growth           New
                                                                              Growth     Opportunities     Century
                                                                               Fund          Fund           Fund
                                                                           ------------  -------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $ 70,513,512  $  56,841,358  $ 69,149,389
Short-term investment securities, at value (unaffiliated)*................           --             --            --
Repurchase agreements (cost equals market value)..........................    2,060,000     11,640,000    15,891,000
                                                                           ------------  -------------  ------------
  Total investments.......................................................   72,573,512     68,481,358    85,040,389
                                                                           ------------  -------------  ------------
Cash......................................................................           43            579            12
Foreign cash*.............................................................           --             --            --
Receivable for:
  Fund shares sold........................................................       18,708          6,908        15,688
  Dividends and interest..................................................       45,001          9,157        31,832
  Investments sold........................................................      968,558      2,421,845     2,545,951
Prepaid expenses and other assets.........................................        8,789         33,329         6,852
Due from investment adviser for expense reimbursements/fee waivers........        4,474          4,409           148
                                                                           ------------  -------------  ------------
Total Assets..............................................................   73,619,085     70,957,585    87,640,872
                                                                           ------------  -------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................       15,767        184,717        17,142
  Investments purchased...................................................    1,175,176      1,927,961     2,400,950
  Investment advisory and management fees.................................       44,163         42,435        52,067
  Distribution and service maintenance fees...............................       32,289         36,299        29,250
  Transfer agent fees and expenses........................................       40,855         35,509        40,440
  Trustees' fees and expenses.............................................       29,766         25,212        46,643
  Other accrued expenses..................................................       93,058        120,971        88,917
  Interest on securities sold short.......................................           --             --            --
  Accrued foreign tax on capital gains....................................           --             --            --
  Line of credit..........................................................           --             --            --
Due to investment adviser from expense recoupment.........................           --             --            --
Due to custodian..........................................................           --             --            --
Securities sold short, at value#..........................................           --             --            --
                                                                           ------------  -------------  ------------
Total Liabilities.........................................................    1,431,074      2,373,104     2,675,409
                                                                           ------------  -------------  ------------
Net Assets................................................................ $ 72,188,011  $  68,584,481  $ 84,965,463
                                                                           ============  =============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     47,778  $      42,573  $     46,382
Paid-in capital...........................................................  141,730,146    271,135,777   176,300,165
                                                                           ------------  -------------  ------------
                                                                            141,777,924    271,178,350   176,346,547
Accumulated undistributed net investment income (loss)....................      (29,423)       (25,397)      (47,113)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (72,355,101)  (204,839,850)  (93,576,049)
Unrealized appreciation (depreciation) on investments.....................    2,794,611      2,271,378     2,242,078
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --             --            --
Unrealized appreciation (depreciation) on securities sold short...........           --             --            --
Accrued capital gains tax on unrealized appreciation (depreciation).......                          --            --
                                                                           ------------  -------------  ------------
  Net Assets.............................................................. $ 72,188,011  $  68,584,481  $ 84,965,463
                                                                           ============  =============  ============
*Cost
  Long-term investment securities (unaffiliated).......................... $ 67,718,901  $  54,569,980  $ 66,907,311
                                                                           ============  =============  ============
  Short-term investment securities (unaffiliated)......................... $         --  $          --  $         --
                                                                           ============  =============  ============
  Foreign cash............................................................ $         --  $          --  $         --
                                                                           ============  =============  ============
#Proceeds from securities sold short...................................... $         --  $          --  $         --
                                                                           ============  =============  ============

                                                                            Growth and     Balanced
                                                                              Income        Assets
                                                                               Fund          Fund
                                                                           ------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $114,342,660  $163,729,011
Short-term investment securities, at value (unaffiliated)*................           --            --
Repurchase agreements (cost equals market value)..........................    2,319,000     1,893,000
                                                                           ------------  ------------
  Total investments.......................................................  116,661,660   165,622,011
                                                                           ------------  ------------
Cash......................................................................          138       412,806
Foreign cash*.............................................................           --            --
Receivable for:
  Fund shares sold........................................................       49,242         4,809
  Dividends and interest..................................................      117,571       679,895
  Investments sold........................................................    3,180,677     3,077,085
Prepaid expenses and other assets.........................................       15,593         8,686
Due from investment adviser for expense reimbursements/fee waivers........        5,042         9,758
                                                                           ------------  ------------
Total Assets..............................................................  120,029,923   169,815,050
                                                                           ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................      125,066       328,559
  Investments purchased...................................................    3,489,955     4,310,610
  Investment advisory and management fees.................................       70,775       100,675
  Distribution and service maintenance fees...............................       61,688        66,078
  Transfer agent fees and expenses........................................       56,919        88,300
  Trustees' fees and expenses.............................................       39,229        81,591
  Other accrued expenses..................................................      104,601       148,655
  Interest on securities sold short.......................................           --         1,938
  Accrued foreign tax on capital gains....................................           --            --
  Line of credit..........................................................           --            --
Due to investment adviser from expense recoupment.........................           --            --
Due to custodian..........................................................           --            --
Securities sold short, at value#..........................................           --       993,995
                                                                           ------------  ------------
Total Liabilities.........................................................    3,948,233     6,120,401
                                                                           ------------  ------------
Net Assets................................................................ $116,081,690  $163,694,649
                                                                           ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     88,942  $    114,761
Paid-in capital...........................................................  159,018,069   235,672,558
                                                                           ------------  ------------
                                                                            159,107,011   235,787,319
Accumulated undistributed net investment income (loss)....................      (38,681)      (88,894)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (49,350,869)  (78,874,255)
Unrealized appreciation (depreciation) on investments.....................    6,364,229     6,870,327
Unrealized foreign exchange gain (loss) on other assets and liabilities...           --            --
Unrealized appreciation (depreciation) on securities sold short...........           --           152
Accrued capital gains tax on unrealized appreciation (depreciation).......           --            --
                                                                           ------------  ------------
  Net Assets.............................................................. $116,081,690  $163,694,649
                                                                           ============  ============
*Cost
  Long-term investment securities (unaffiliated).......................... $107,978,431  $156,858,684
                                                                           ============  ============
  Short-term investment securities (unaffiliated)......................... $         --  $         --
                                                                           ============  ============
  Foreign cash............................................................ $         --  $         --
                                                                           ============  ============
#Proceeds from securities sold short...................................... $         --  $    994,147
                                                                           ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2006 -- (continued)


                                                              Blue Chip     Growth         New     Growth and    Balanced
                                                               Growth    Opportunities   Century     Income       Assets
                                                                Fund         Fund         Fund        Fund         Fund
                                                             ----------- ------------- ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets.................................................. $49,539,488  $37,381,560  $75,681,596 $61,872,175 $127,313,291
Shares of beneficial interest issued and outstanding........   3,156,593    2,193,840    4,068,842   4,606,590    8,921,139
Net asset value and redemption price per share.............. $     15.69  $     17.04  $     18.60 $     13.43 $      14.27
Maximum sales charge (5.75% of offering price)..............        0.96         1.04         1.13        0.82         0.87
                                                             -----------  -----------  ----------- ----------- ------------
Maximum offering price to public............................ $     16.65  $     18.08  $     19.73 $     14.25 $      15.14
                                                             ===========  ===========  =========== =========== ============
Class B (unlimited shares authorized):
Net assets.................................................. $17,478,987  $21,500,240  $ 7,527,659 $27,100,024 $ 20,463,840
Shares of beneficial interest issued and outstanding........   1,254,043    1,423,492      462,090   2,142,878    1,438,297
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     13.94  $     15.10  $     16.29 $     12.65 $      14.23
                                                             ===========  ===========  =========== =========== ============
Class C (unlimited shares authorized):
Net assets.................................................. $ 4,527,801  $ 9,280,902  $ 1,756,208 $26,821,138 $ 15,163,813
Shares of beneficial interest issued and outstanding........     326,760      615,503      107,259   2,123,333    1,063,915
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     13.86  $     15.08  $     16.37 $     12.63 $      14.25
                                                             ===========  ===========  =========== =========== ============
Class I (unlimited shares authorized):
Net assets.................................................. $   641,735  $   421,779  $        -- $   288,353 $    753,705
Shares of beneficial interest issued and outstanding........      40,430       24,430           --      21,407       52,740
Net asset value, offering and redemption price per share.... $     15.87  $     17.26  $        -- $     13.47 $      14.29
                                                             ===========  ===========  =========== =========== ============
Class Z (unlimited shares authorized):
Net assets.................................................. $        --  $        --  $        -- $        -- $         --
Shares of beneficial interest issued and outstanding........          --           --           --          --           --
Net asset value, offering and redemption price per share.... $        --  $        --  $        -- $        -- $         --
                                                             ===========  ===========  =========== =========== ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2006 -- (continued)

                                                                                      International                Biotech/
                                                                                         Equity        Value        Health
                                                                                          Fund         Fund          Fund
                                                                                      ------------- ------------ ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*............................ $114,415,546  $218,260,095 $ 21,349,753
Short-term investment securities, at value (unaffiliated)*...........................           --            --           --
Repurchase agreements (cost equals market value).....................................      399,000     8,402,000    1,978,000
                                                                                      ------------  ------------ ------------
  Total investments..................................................................  114,814,546   226,662,095   23,327,753
                                                                                      ------------  ------------ ------------
Cash.................................................................................          194           695          691
Foreign cash*........................................................................    5,179,327            --           --
Receivable for:
  Fund shares sold...................................................................      116,138       396,238        1,234
  Dividends and interest.............................................................      210,721       285,224        3,080
  Investments sold...................................................................    1,001,213     2,288,451    1,343,366
Prepaid expenses and other assets....................................................        1,750        37,467       24,959
Due from investment adviser for expense reimbursements/fee waivers...................           --        10,045        4,320
                                                                                      ------------  ------------ ------------
Total Assets.........................................................................  121,323,889   229,680,215   24,705,403
                                                                                      ------------  ------------ ------------
LIABILITIES:
Payable for:
  Fund shares redeemed...............................................................      290,141       328,063       36,887
  Investments purchased..............................................................    6,139,916     3,152,257           --
  Investment advisory and management fees............................................       93,749       181,790       15,235
  Distribution and service maintenance fees..........................................       54,895        99,914       14,480
  Transfer agent fees and expenses...................................................       37,153        69,878       11,727
  Trustees' fees and expenses........................................................       17,866        31,423        5,669
  Other accrued expenses.............................................................      125,865       112,121       73,143
  Interest on securities sold short..................................................           --            --           --
  Accrued foreign tax on capital gains...............................................           --            --           --
  Line of credit.....................................................................           --            --           --
Due to investment adviser from expense recoupment....................................        7,072            --           --
Due to custodian.....................................................................           --            --           --
Securities sold short, at value#.....................................................           --            --           --
                                                                                      ------------  ------------ ------------
Total Liabilities....................................................................    6,766,657     3,975,446      157,141
                                                                                      ------------  ------------ ------------
Net Assets........................................................................... $114,557,232  $225,704,769 $ 24,548,262
                                                                                      ============  ============ ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................ $     74,079  $    122,190 $     27,754
Paid-in capital......................................................................  124,123,469   182,599,198   56,067,666
                                                                                      ------------  ------------ ------------
                                                                                       124,197,548   182,721,388   56,095,420
Accumulated undistributed net investment income (loss)...............................     (116,139)    1,282,283       (4,308)
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 options contracts, securities sold short and foreign exchange transactions..........  (19,159,587)   21,822,143  (31,585,950)
Unrealized appreciation (depreciation) on investments................................    9,636,626    19,878,955       43,100
Unrealized foreign exchange gain (loss) on other assets and liabilities..............       (1,216)           --           --
Unrealized appreciation (depreciation) on securities sold short......................           --            --           --
Accrued capital gains tax on unrealized appreciation (depreciation)..................           --            --           --
                                                                                      ------------  ------------ ------------
  Net Assets......................................................................... $114,557,232  $225,704,769 $ 24,548,262
                                                                                      ============  ============ ============
*Cost
  Long-term investment securities (unaffiliated)..................................... $104,778,920  $198,381,140 $ 21,306,653
                                                                                      ============  ============ ============
  Short-term investment securities (unaffiliated).................................... $             $         -- $         --
                                                                                      ============  ============ ============
  Foreign cash....................................................................... $  5,185,976  $         -- $         --
                                                                                      ============  ============ ============
#Proceeds from securities sold short................................................. $         --  $         -- $         --
                                                                                      ============  ============ ============

                                                                                       Tax Managed  International
                                                                                         Equity       Small-Cap
                                                                                          Fund          Fund
                                                                                      ------------  -------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*............................ $ 56,934,113   $24,108,652
Short-term investment securities, at value (unaffiliated)*...........................           --       487,000
Repurchase agreements (cost equals market value).....................................           --            --
                                                                                      ------------   -----------
  Total investments..................................................................   56,934,113    24,595,652
                                                                                      ------------   -----------
Cash.................................................................................           --           671
Foreign cash*........................................................................       23,880       831,614
Receivable for:
  Fund shares sold...................................................................       74,063       104,834
  Dividends and interest.............................................................       89,095        47,510
  Investments sold...................................................................    6,632,560       299,739
Prepaid expenses and other assets....................................................       15,698            --
Due from investment adviser for expense reimbursements/fee waivers...................        7,569        52,379
                                                                                      ------------   -----------
Total Assets.........................................................................   63,776,978    25,932,399
                                                                                      ------------   -----------
LIABILITIES:
Payable for:
  Fund shares redeemed...............................................................      395,210       161,944
  Investments purchased..............................................................    4,048,538       140,609
  Investment advisory and management fees............................................       42,307        23,964
  Distribution and service maintenance fees..........................................       37,216         9,402
  Transfer agent fees and expenses...................................................       15,548         9,727
  Trustees' fees and expenses........................................................       10,523           617
  Other accrued expenses.............................................................       80,565        82,063
  Interest on securities sold short..................................................           --            --
  Accrued foreign tax on capital gains...............................................           --           149
  Line of credit.....................................................................      367,927            --
Due to investment adviser from expense recoupment....................................           --            --
Due to custodian.....................................................................            6            --
Securities sold short, at value#.....................................................           --            --
                                                                                      ------------   -----------
Total Liabilities....................................................................    4,997,840       428,475
                                                                                      ------------   -----------
Net Assets........................................................................... $ 58,779,138   $25,503,924
                                                                                      ============   ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................ $     45,986   $    23,088
Paid-in capital......................................................................   85,098,225    28,057,900
                                                                                      ------------   -----------
                                                                                        85,144,211    28,080,988
Accumulated undistributed net investment income (loss)...............................      (62,579)           --
Accumulated undistributed net realized gain (loss) on investments, futures contracts,
 options contracts, securities sold short and foreign exchange transactions..........  (29,275,809)   (1,207,583)
Unrealized appreciation (depreciation) on investments................................    2,973,455    (1,366,034)
Unrealized foreign exchange gain (loss) on other assets and liabilities..............         (140)       (3,298)
Unrealized appreciation (depreciation) on securities sold short......................           --            --
Accrued capital gains tax on unrealized appreciation (depreciation)..................           --          (149)
                                                                                      ------------   -----------
  Net Assets......................................................................... $ 58,779,138   $25,503,924
                                                                                      ============   ===========
*Cost
  Long-term investment securities (unaffiliated)..................................... $ 53,960,658   $25,474,686
                                                                                      ============   ===========
  Short-term investment securities (unaffiliated).................................... $         --   $   487,000
                                                                                      ============   ===========
  Foreign cash....................................................................... $     24,012   $   834,116
                                                                                      ============   ===========
#Proceeds from securities sold short................................................. $         --   $        --
                                                                                      ============   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2006 -- (continued)

                                                             International               Biotech/   Tax Managed International
                                                                Equity        Value       Health      Equity      Small-Cap
                                                                 Fund         Fund         Fund        Fund         Fund
                                                             ------------- ------------ ----------- ----------- -------------
Class A (unlimited shares authorized):
Net assets..................................................  $62,189,580  $121,729,287 $10,870,996 $22,553,575  $21,557,283
Shares of beneficial interest issued and outstanding........    3,924,944     6,492,083   1,201,044   1,721,967    1,950,638
Net asset value and redemption price per share..............  $     15.84  $      18.75 $      9.05 $     13.10  $     11.05
Maximum sales charge (5.75% of offering price)..............         0.97          1.14        0.55        0.80         0.67
                                                              -----------  ------------ ----------- -----------  -----------
Maximum offering price to public............................  $     16.81  $      19.89 $      9.60 $     13.90  $     11.72
                                                              ===========  ============ =========== ===========  ===========
Class B (unlimited shares authorized):
Net assets..................................................  $21,240,103  $ 47,099,698 $ 8,041,346 $ 9,298,842  $   583,301
Shares of beneficial interest issued and outstanding........    1,429,978     2,642,371     926,397     739,035       52,921
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     14.85  $      17.82 $      8.68 $     12.58  $     11.02
                                                              ===========  ============ =========== ===========  ===========
Class C (unlimited shares authorized):
Net assets..................................................  $21,645,738  $ 33,848,680 $ 5,635,920 $26,926,721  $ 3,363,340
Shares of beneficial interest issued and outstanding........    1,458,845     1,899,270     647,947   2,137,610      305,214
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     14.84  $      17.82 $      8.70 $     12.60  $     11.02
                                                              ===========  ============ =========== ===========  ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 9,481,811  $    173,863 $        -- $        --  $        --
Shares of beneficial interest issued and outstanding........      594,084         9,274          --          --           --
Net asset value, offering and redemption price per share....  $     15.96  $      18.75 $        -- $        --  $        --
                                                              ===========  ============ =========== ===========  ===========
Class Z (unlimited shares authorized):
Net assets..................................................  $        --  $ 22,853,241 $        -- $        --  $        --
Shares of beneficial interest issued and outstanding........           --     1,176,020          --          --           --
Net asset value, offering and redemption price per share....  $        --  $      19.43 $        -- $        --  $        --
                                                              ===========  ============ =========== ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2006

                                                                                        Blue Chip      Growth         New
                                                                                         Growth     Opportunities   Century
                                                                                          Fund          Fund         Fund
                                                                                       -----------  ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $   758,363   $   430,383  $   718,117
  Interest (unaffiliated).............................................................     102,113       213,965      349,837
                                                                                       -----------   -----------  -----------
   Total investment income*...........................................................     860,476       644,348    1,067,954
                                                                                       -----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees.............................................     589,484       576,043      695,182
  Distribution and service maintenance fees
   Class A............................................................................     184,915       143,383      285,950
   Class B............................................................................     199,229       244,208       90,884
   Class C............................................................................      49,340       107,179       19,027
  Service fees Class I................................................................       2,270         1,751           --
  Transfer agent fees and expenses
   Class A............................................................................     147,285       115,432      221,680
   Class B............................................................................      70,912        75,507       27,128
   Class C............................................................................      15,260        31,719        6,833
   Class I............................................................................       1,997         1,789           --
  Registration fees
   Class A............................................................................      14,418         9,388       12,879
   Class B............................................................................       8,077        12,946        7,821
   Class C............................................................................       5,018         4,681        5,959
   Class I............................................................................       9,172         9,678           --
   Class Z............................................................................          --            --           --
  Custodian and accounting fees.......................................................      52,950        61,552       54,286
  Reports to shareholders.............................................................      40,802        66,696       34,726
  Audit and tax fees..................................................................      32,897        31,936       31,928
  Legal fees..........................................................................       6,676         6,206        7,164
  Trustees' fees and expenses.........................................................       5,253         5,092        6,059
  Interest expense....................................................................       1,139           193           42
  Other expenses......................................................................      13,509        13,395       13,663
                                                                                       -----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................   1,450,603     1,518,774    1,521,211
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)..     (50,412)      (50,318)      (8,459)
   Custody credits earned on cash balances............................................         (35)       (1,030)        (127)
   Fees paid indirectly (Note 4)......................................................      (7,202)      (31,825)      (5,047)
                                                                                       -----------   -----------  -----------
   Net expenses.......................................................................   1,392,954     1,435,601    1,507,578
                                                                                       -----------   -----------  -----------
Net investment income (loss)..........................................................    (532,478)     (791,253)    (439,624)
                                                                                       -----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................   5,198,168    13,908,169   11,743,685
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --            --           --
Net realized gain (loss) on securities sold short.....................................          --            --           --
Net realized gain (loss) on futures contracts and options contracts...................          --        40,481       71,996
                                                                                       -----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies........................   5,198,168    13,948,650   11,815,681
                                                                                       -----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  (2,357,467)   (9,975,076)  (8,389,295)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --            --           --
Change in unrealized appreciation (depreciation) on securities sold short.............          --            --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........          --            --           --
                                                                                       -----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................  (2,357,467)   (9,975,076)  (8,389,295)
                                                                                       -----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........   2,840,701     3,973,574    3,426,386
                                                                                       -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 2,308,223   $ 3,182,321  $ 2,986,762
                                                                                       ===========   ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $     4,684   $        --  $     1,511
                                                                                       ===========   ===========  ===========
**Net of foreign withholding taxes on capital gains of................................ $        --   $        --  $        --
                                                                                       ===========   ===========  ===========

                                                                                        Growth and
                                                                                          Income
                                                                                           Fund
                                                                                       -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $ 2,263,255
  Interest (unaffiliated).............................................................      74,896
                                                                                       -----------
   Total investment income*...........................................................   2,338,151
                                                                                       -----------
EXPENSES:
  Investment advisory and management fees.............................................     955,334
  Distribution and service maintenance fees
   Class A............................................................................     220,091
   Class B............................................................................     332,924
   Class C............................................................................     307,803
  Service fees Class I................................................................       1,057
  Transfer agent fees and expenses
   Class A............................................................................     173,530
   Class B............................................................................      99,119
   Class C............................................................................      83,069
   Class I............................................................................         930
  Registration fees
   Class A............................................................................      11,939
   Class B............................................................................       9,546
   Class C............................................................................       8,643
   Class I............................................................................       9,241
   Class Z............................................................................          --
  Custodian and accounting fees.......................................................      65,534
  Reports to shareholders.............................................................      52,469
  Audit and tax fees..................................................................      31,939
  Legal fees..........................................................................       7,174
  Trustees' fees and expenses.........................................................       8,496
  Interest expense....................................................................       2,334
  Other expenses......................................................................      15,857
                                                                                       -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................   2,397,029
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)..     (14,134)
   Custody credits earned on cash balances............................................        (155)
   Fees paid indirectly (Note 4)......................................................     (11,848)
                                                                                       -----------
   Net expenses.......................................................................   2,370,892
                                                                                       -----------
Net investment income (loss)..........................................................     (32,741)
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  14,027,002
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --
Net realized gain (loss) on securities sold short.....................................          --
Net realized gain (loss) on futures contracts and options contracts...................          --
                                                                                       -----------
Net realized gain (loss) on investments and foreign currencies........................  14,027,002
                                                                                       -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  (4,359,123)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --
Change in unrealized appreciation (depreciation) on securities sold short.............          --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........          --
                                                                                       -----------
Net unrealized gain (loss) on investments and foreign currencies......................  (4,359,123)
                                                                                       -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........   9,667,879
                                                                                       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ 9,635,138
                                                                                       ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $        --
                                                                                       ===========
**Net of foreign withholding taxes on capital gains of................................ $        --
                                                                                       ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2006 -- (continued)

                                                                                        Balanced   International
                                                                                         Assets       Equity        Value
                                                                                          Fund         Fund         Fund
                                                                                       ----------  ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $1,849,154   $ 1,836,470  $ 5,516,802
  Interest (unaffiliated).............................................................  3,627,623        57,489      250,402
                                                                                       ----------   -----------  -----------
   Total investment income*...........................................................  5,476,777     1,893,959    5,767,204
                                                                                       ----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees.............................................  1,319,493     1,055,665    2,320,345
  Distribution and service maintenance fees
   Class A............................................................................    465,827       193,158      427,512
   Class B............................................................................    251,850       210,973      507,869
   Class C............................................................................    169,140       203,709      371,048
  Service fees Class I................................................................      1,848        22,276        6,473
  Transfer agent fees and expenses
   Class A............................................................................    383,052       142,728      306,873
   Class B............................................................................     75,055        62,648      134,832
   Class C............................................................................     45,721        54,640       91,301
   Class I............................................................................      1,839        19,794        5,857
  Registration fees
   Class A............................................................................     16,321        10,100       15,070
   Class B............................................................................      8,809         8,129        9,071
   Class C............................................................................      6,255         7,402        7,388
   Class I............................................................................      9,139         8,248        6,699
   Class Z............................................................................         --            --        6,538
  Custodian and accounting fees.......................................................    158,570       150,860       87,546
  Reports to shareholders.............................................................     73,493        32,957       52,923
  Audit and tax fees..................................................................     31,368        37,104       32,678
  Legal fees..........................................................................      9,866         4,965        8,591
  Trustees' fees and expenses.........................................................     11,408         6,066       15,005
  Interest expense....................................................................        699            --          339
  Other expenses......................................................................     19,152        13,335       20,506
                                                                                       ----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................  3,058,905     2,244,757    4,434,464
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)..   (100,475)       22,211     (193,961)
   Custody credits earned on cash balances............................................       (841)         (572)        (258)
   Fees paid indirectly (Note 4)......................................................     (5,224)           --      (24,568)
                                                                                       ----------   -----------  -----------
   Net expenses.......................................................................  2,952,365     2,266,396    4,215,677
                                                                                       ----------   -----------  -----------
Net investment income (loss)..........................................................  2,524,412      (372,437)   1,551,527
                                                                                       ----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  5,389,083    22,264,451   22,506,011
Net realized foreign exchange gain (loss) on other assets and liabilities.............         --       (43,097)          --
Net realized gain (loss) on securities sold short.....................................     19,531            --           --
Net realized gain (loss) on futures contracts and options contracts...................         --            --           --
                                                                                       ----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies........................  5,408,614    22,221,354   22,506,011
                                                                                       ----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  1,638,023    (2,825,295)   1,434,818
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....         --         1,981           --
Change in unrealized appreciation (depreciation) on securities sold short.............        152            --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........         --            --           --
                                                                                       ----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................  1,638,175    (2,823,314)   1,434,818
                                                                                       ----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  7,046,789    19,398,040   23,940,829
                                                                                       ----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $9,571,201   $19,025,603  $25,492,356
                                                                                       ==========   ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $    5,117   $   223,155  $        --
                                                                                       ==========   ===========  ===========
**Net of foreign withholding taxes on capital gains of................................ $       --   $        --  $        --
                                                                                       ==========   ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2006 -- (continued)

                                                                                         Biotech/   Tax Managed International
                                                                                          Health      Equity      Small-Cap
                                                                                           Fund        Fund         Fund
                                                                                       -----------  ----------- -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $   157,858  $  581,613   $   160,033
  Interest (unaffiliated).............................................................      68,644      59,742        25,524
                                                                                       -----------  ----------   -----------
   Total investment income*...........................................................     226,502     641,355       185,557
                                                                                       -----------  ----------   -----------
EXPENSES:
  Investment advisory and management fees.............................................     212,705     408,577       110,760
  Distribution and service maintenance fees
   Class A............................................................................      43,003      57,081        29,757
   Class B............................................................................      95,858     131,427         1,576
   Class C............................................................................      64,883     186,167         9,717
  Service fees Class I................................................................          --          --            --
  Transfer agent fees and expenses
   Class A............................................................................      35,113      40,027        20,556
   Class B............................................................................      28,593      34,185         2,199
   Class C............................................................................      19,274      45,020         3,990
   Class I............................................................................          --          --            --
  Registration fees
   Class A............................................................................      11,322       7,022        17,504
   Class B............................................................................      11,393       7,381        16,415
   Class C............................................................................      10,423       7,091        16,415
   Class I............................................................................          --          --            --
   Class Z............................................................................          --          --            --
  Custodian and accounting fees.......................................................      34,914      46,049        47,895
  Reports to shareholders.............................................................      26,879      20,722         4,728
  Audit and tax fees..................................................................      32,677      32,591        38,395
  Legal fees..........................................................................       5,544       5,554        21,584
  Trustees' fees and expenses.........................................................       2,091       2,586           857
  Interest expense....................................................................          --      17,723            --
  Other expenses......................................................................      10,735      11,311         4,079
                                                                                       -----------  ----------   -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................     645,407   1,060,514       346,427
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)..    (102,009)   (155,182)     (155,793)
   Custody credits earned on cash balances............................................        (342)     (1,909)         (298)
   Fees paid indirectly (Note 4)......................................................      (4,716)    (14,979)           --
                                                                                       -----------  ----------   -----------
   Net expenses.......................................................................     538,340     888,444       190,336
                                                                                       -----------  ----------   -----------
Net investment income (loss)..........................................................    (311,838)   (247,089)       (4,779)
                                                                                       -----------  ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................   1,503,475   2,591,624    (1,207,583)
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --     (53,723)      (68,624)
Net realized gain (loss) on securities sold short.....................................          --          --            --
Net realized gain (loss) on futures contracts and options contracts...................          --          --            --
                                                                                       -----------  ----------   -----------
Net realized gain (loss) on investments and foreign currencies........................   1,503,475   2,537,901    (1,276,207)
                                                                                       -----------  ----------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  (2,395,269)    950,724    (1,366,034)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --        (140)       (3,298)
Change in unrealized appreciation (depreciation) on securities sold short.............          --          --            --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........          --          --          (149)
                                                                                       -----------  ----------   -----------
Net unrealized gain (loss) on investments and foreign currencies......................  (2,395,269)    950,584    (1,369,481)
                                                                                       -----------  ----------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........    (891,794)  3,488,485    (2,645,688)
                                                                                       -----------  ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $(1,203,632) $3,241,396   $(2,650,467)
                                                                                       ===========  ==========   ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $     4,579  $   10,091   $    17,298
                                                                                       ===========  ==========   ===========
**Net of foreign withholding taxes on capital gains of................................ $        --  $       --   $        --
                                                                                       ===========  ==========   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Blue Chip Growth Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (532,478) $   (315,261)
  Net realized gain (loss) on investments and foreign currencies........................    5,198,168     7,805,094
  Net unrealized gain (loss) on investments and foreign currencies......................   (2,357,467)     (380,611)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    2,308,223     7,109,222
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (16,165,295)  (19,947,968)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (13,857,072)  (12,838,746)

NET ASSETS:
Beginning of period.....................................................................   86,045,083    98,883,829
                                                                                         ------------  ------------
End of period+.......................................................................... $ 72,188,011  $ 86,045,083
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (29,423) $    (30,597)
                                                                                         ============  ============

                                                                                          Growth Opportunities Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (791,253) $ (1,354,671)
  Net realized gain (loss) on investments and foreign currencies........................   13,948,650     2,100,231
  Net unrealized gain (loss) on investments and foreign currencies......................   (9,975,076)   15,610,477
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    3,182,321    16,356,037
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (20,760,692)  (29,708,256)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (17,578,371)  (13,352,219)

NET ASSETS:
Beginning of period..................................................................... $ 86,162,852    99,515,071
                                                                                         ------------  ------------
End of period+.......................................................................... $ 68,584,481  $ 86,162,852
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (25,397) $    (25,993)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                              New Century Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (439,624) $   (978,944)
  Net realized gain (loss) on investments and foreign currencies........................   11,815,681    20,006,729
  Net unrealized gain (loss) on investments and foreign currencies......................   (8,389,295)      370,558
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    2,986,762    19,398,343
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (17,643,382)  (14,242,469)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (14,656,620)    5,155,874

NET ASSETS:
Beginning of period..................................................................... $ 99,622,083    94,466,209
                                                                                         ============  ============
End of period+.......................................................................... $ 84,965,463  $ 99,622,083
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (47,113) $    (49,853)
                                                                                         ============  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    (32,741) $    690,534
  Net realized gain (loss) on investments and foreign currencies........................   14,027,002    10,983,468
  Net unrealized gain (loss) on investments and foreign currencies......................   (4,359,123)    3,664,558
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    9,635,138    15,338,560
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................      (99,245)     (579,790)
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................       (2,121)       (9,046)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................     (101,366)     (588,836)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (38,443,036)  (37,788,265)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (28,909,264)  (23,038,541)

NET ASSETS:
Beginning of period.....................................................................  144,990,954   168,029,495
                                                                                         ============  ============
End of period+.......................................................................... $116,081,690  $144,990,954
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (38,681) $     62,110
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            Balanced Assets Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  2,524,412  $  2,915,164
  Net realized gain (loss) on investments and foreign currencies........................    5,408,614    12,701,272
  Net unrealized gain (loss) on investments and foreign currencies......................    1,638,175    (3,690,068)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    9,571,201    11,926,368
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (2,367,072)   (2,655,391)
  Net investment income (Class B).......................................................     (256,828)     (380,072)
  Net investment income (Class C).......................................................     (176,512)     (227,801)
  Net investment income (Class I).......................................................      (15,164)      (15,336)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (2,815,576)   (3,278,600)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (35,679,423)  (38,444,884)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (28,923,798)  (29,797,116)

NET ASSETS:
Beginning of period.....................................................................  192,618,447   222,415,563
                                                                                         ------------  ------------
End of period+.......................................................................... $163,694,649  $192,618,447
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (88,894) $    (75,110)
                                                                                         ============  ============

                                                                                          International Equity Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (372,437)  $   (97,309)
  Net realized gain (loss) on investments and foreign currencies........................   22,221,354    10,161,598
  Net unrealized gain (loss) on investments and foreign currencies......................   (2,823,314)    9,246,405
                                                                                         ------------   -----------
Net increase (decrease) in net assets resulting from operations.........................   19,025,603    19,310,694
                                                                                         ------------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------   -----------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)    8,501,813    (5,206,184)
                                                                                         ------------   -----------
Total increase (decrease) in net assets.................................................   27,527,416    14,104,510

NET ASSETS:
Beginning of period.....................................................................   87,029,816    72,925,306
                                                                                         ------------   -----------
End of period+.......................................................................... $114,557,232   $87,029,816
                                                                                         ============   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (116,139)  $   (85,242)
                                                                                         ============   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                 Value Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,551,527  $  1,814,549
  Net realized gain (loss) on investments and foreign currencies........................   22,506,011    16,075,488
  Net unrealized gain (loss) on investments and foreign currencies......................    1,434,818    11,418,921
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   25,492,356    29,308,958
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (937,019)   (1,618,502)
  Net investment income (Class B).......................................................      (80,387)     (693,156)
  Net investment income (Class C).......................................................      (58,523)     (345,179)
  Net investment income (Class I).......................................................      (27,586)      (84,084)
  Net investment income (Class Z).......................................................     (189,399)     (191,677)
  Net realized gain on securities (Class A).............................................   (8,311,112)   (9,914,545)
  Net realized gain on securities (Class B).............................................   (3,719,250)   (6,829,375)
  Net realized gain on securities (Class C).............................................   (2,707,693)   (3,400,905)
  Net realized gain on securities (Class I).............................................     (214,316)     (502,260)
  Net realized gain on securities (Class Z).............................................   (1,144,085)     (868,391)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (17,389,370)  (24,448,074)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (32,363,644)   41,739,610
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (24,260,658)   46,600,494

NET ASSETS:
Beginning of period.....................................................................  249,965,427   203,364,933
                                                                                         ------------  ------------
End of period+.......................................................................... $225,704,769  $249,965,427
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $  1,282,283  $  1,023,670
                                                                                         ============  ============

                                                                                             Biotech/Health Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..........................................................  $  (311,838)  $  (549,402)
  Net realized gain (loss) on investments and foreign currencies........................    1,503,475     1,462,261
  Net unrealized gain (loss) on investments and foreign currencies......................   (2,395,269)        5,712
                                                                                          -----------   -----------
Net increase (decrease) in net assets resulting from operations.........................   (1,203,632)      918,571
                                                                                          -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                          -----------   -----------
Total distributions to shareholders.....................................................           --            --
                                                                                          -----------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)   (7,081,837)   (8,724,957)
                                                                                          -----------   -----------
Total increase (decrease) in net assets.................................................   (8,285,469)   (7,806,386)

NET ASSETS:
Beginning of period.....................................................................   32,833,731    40,640,117
                                                                                          -----------   -----------
End of period+..........................................................................  $24,548,262   $32,833,731
                                                                                          ===========   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................  $    (4,308)  $    (4,145)
                                                                                          ===========   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                           Tax Managed Equity Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2006          2005
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..........................................................  $  (247,089) $    123,767
  Net realized gain (loss) on investments and foreign currencies........................    2,537,901      (347,518)
  Net unrealized gain (loss) on investments and foreign currencies......................      950,584     2,730,123
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................    3,241,396     2,506,372
                                                                                          -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................      (51,047)      (69,828)
  Net investment income (Class B).......................................................       (1,497)           --
  Net investment income (Class C).......................................................       (1,412)           --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                          -----------  ------------
Total distributions to shareholders.....................................................      (53,956)      (69,828)
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)   15,240,310   (13,611,181)
                                                                                          -----------  ------------
Total increase (decrease) in net assets.................................................   18,427,750   (11,174,637)

NET ASSETS:
Beginning of period.....................................................................   40,351,388    51,526,025
                                                                                          -----------  ------------
End of period+..........................................................................  $58,779,138  $ 40,351,388
                                                                                          ===========  ============
--------
+Includes accumulated undistributed net investment income (loss)........................  $   (62,579) $     45,069
                                                                                          ===========  ============

                                                                                         International Small-Cap Fund
                                                                                         ----------------------------
                                                                                                For the period
                                                                                             May 2, 2006@ through
                                                                                                September 30,
                                                                                                     2006
                                                                                         ----------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..........................................................         $    (4,779)
  Net realized gain (loss) on investments and foreign currencies........................          (1,276,207)
  Net unrealized gain (loss) on investments and foreign currencies......................          (1,369,481)
                                                                                                 -----------
Net increase (decrease) in net assets resulting from operations.........................          (2,650,467)
                                                                                                 -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................                  --
  Net investment income (Class B).......................................................                  --
  Net investment income (Class C).......................................................                  --
  Net investment income (Class I).......................................................                  --
  Net investment income (Class Z).......................................................                  --
  Net realized gain on securities (Class A).............................................                  --
  Net realized gain on securities (Class B).............................................                  --
  Net realized gain on securities (Class C).............................................                  --
  Net realized gain on securities (Class I).............................................                  --
  Net realized gain on securities (Class Z).............................................                  --
                                                                                                 -----------
Total distributions to shareholders.....................................................                  --
                                                                                                 -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)          28,154,391
                                                                                                 -----------
Total increase (decrease) in net assets.................................................          25,503,924

NET ASSETS:
Beginning of period.....................................................................                  --
                                                                                                 -----------
End of period+..........................................................................         $25,503,924
                                                                                                 ===========
--------
+Includes accumulated undistributed net investment income (loss)........................         $        --
                                                                                                 ===========

@  Commencement of operations

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                        BLUE CHIP GROWTH FUND
                                                                        ---------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                               Class A
-
09/30/02              $14.35     $(0.07)    $(3.13)     $(3.20)     $--       $--     $--   $11.15  (22.30)% $59,812
09/30/03               11.15      (0.06)      2.03        1.97       --        --      --    13.12   17.67    64,672
09/30/04               13.12      (0.08)      1.05        0.97       --        --      --    14.09    7.39    62,316
09/30/05               14.09      (0.01)      1.13        1.12       --        --      --    15.21    7.95    56,755
09/30/06               15.21      (0.07)      0.55        0.48       --        --      --    15.69    3.16    49,539
                                                                               Class B
-
09/30/02              $13.22     $(0.16)    $(2.86)     $(3.02)     $--       $--     $--   $10.20  (22.84)% $31,203
09/30/03               10.20      (0.14)      1.84        1.70       --        --      --    11.90   16.67    30,263
09/30/04               11.90      (0.16)      0.96        0.80       --        --      --    12.70    6.72    27,946
09/30/05               12.70      (0.11)      1.02        0.91       --        --      --    13.61    7.17    22,558
09/30/06               13.61      (0.17)      0.50        0.33       --        --      --    13.94    2.42    17,479
                                                                              Class C+
-
09/30/02              $13.21     $(0.16)    $(2.87)     $(3.03)     $--       $--     $--   $10.18  (22.94)% $ 7,687
09/30/03               10.18      (0.16)      1.85        1.69       --        --      --    11.87   16.60     7,286
09/30/04               11.87      (0.18)      0.96        0.78       --        --      --    12.65    6.57     6,458
09/30/05               12.65      (0.13)      1.01        0.88       --        --      --    13.53    6.96     5,278
09/30/06               13.53      (0.17)      0.50        0.33       --        --      --    13.86    2.44     4,528
                                                                               Class I
-
11/16/01-09/30/02(3)  $16.30     $(0.04)    $(5.10)     $(5.14)     $--       $--     $--   $11.16  (31.53)% $15,612
09/30/03               11.16      (0.04)      2.04        2.00       --        --      --    13.16   17.92    19,778
09/30/04               13.16      (0.04)      1.05        1.01       --        --      --    14.17    7.67     2,164
09/30/05               14.17       0.03       1.14        1.17       --        --      --    15.34    8.26     1,454
09/30/06               15.34      (0.04)      0.57        0.53       --        --      --    15.87    3.45       642



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.47%(6)           (0.47)%(6)          107%
   1.54               (0.50)              114
   1.60               (0.59)              145
   1.59               (0.09)              120
   1.55(5)(6)         (0.45)(5)(6)        154


   2.18%(6)           (1.18)%(6)          107%
   2.32               (1.28)              114
   2.26               (1.25)              145
   2.32               (0.80)              120
   2.29(5)(6)         (1.20)(5)(6)        154


   2.23%(6)           (1.25)%(6)          107%
   2.44               (1.40)              114
   2.37               (1.37)              145
   2.49               (0.98)              120
   2.30(5)(6)         (1.21)(5)(6)        154


   1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
   1.33(5)            (0.29)(5)           114
   1.33(5)            (0.26)(5)           145
   1.33(5)             0.22(5)            120
   1.28(5)(6)         (0.22)(5)(6)        154

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                              09/30/02  09/30/03 09/30/04 09/30/05 09/30/06
                              --------  -------- -------- -------- --------
    Blue Chip Growth Class A.    -- %      -- %     -- %     -- %    0.05%
    Blue Chip Growth Class B.     --        --       --       --     0.05
    Blue Chip Growth Class C+     --        --       --       --     0.05
    Blue Chip Growth Class I.   0.08(4)   0.33     0.13     0.49     1.15

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/02 09/30/06
                                            -------- --------
                  Blue Chip Growth Class A.   0.01%    0.01%
                  Blue Chip Growth Class B.   0.01     0.01
                  Blue Chip Growth Class C+   0.01     0.01
                  Blue Chip Growth Class I.   0.01     0.01

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

                                                                            --

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH OPPORTUNITIES FUND
                                                                       -------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net                 Net
                       Asset      Net        (both               Dividends  butions         Asset              Assets
                       Value   investment  realized   Total from  from net   from    Total  Value              end of
                     beginning   income       and     investment investment capital distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------
                                                                                Class A
-
09/30/02              $15.42     $(0.17)    $(5.26)     $(5.43)     $--       $--     $--   $ 9.99  (35.21)%   $50,018
09/30/03                9.99      (0.13)      3.88        3.75       --        --      --    13.74   37.54      62,600
09/30/04               13.74      (0.16)      0.07       (0.09)      --        --      --    13.65   (0.66)(7)  49,918
09/30/05               13.65      (0.17)      2.79        2.62       --        --      --    16.27   19.19      44,641
09/30/06               16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73      37,382
                                                                                Class B
-
09/30/02              $14.16     $(0.26)    $(4.79)     $(5.05)     $--       $--     $--   $ 9.11  (35.66)%   $33,221
09/30/03                9.11      (0.20)      3.53        3.33       --        --      --    12.44   36.55      38,870
09/30/04               12.44      (0.24)      0.07       (0.17)      --        --      --    12.27   (1.37)(7)  31,429
09/30/05               12.27      (0.25)      2.50        2.25       --        --      --    14.52   18.34      27,673
09/30/06               14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99      21,500
                                                                               Class C+
-
09/30/02              $14.15     $(0.26)    $(4.79)     $(5.05)     $--       $--     $--   $ 9.10  (35.69)%   $17,484
09/30/03                9.10      (0.20)      3.53        3.33       --        --      --    12.43   36.59      19,808
09/30/04               12.43      (0.24)      0.06       (0.18)      --        --      --    12.25   (1.45)(7)  14,599
09/30/05               12.25      (0.26)      2.51        2.25       --        --      --    14.50   18.37      12,089
09/30/06               14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00       9,281
                                                                                Class I
-
11/16/01-09/30/02(3)  $18.09     $(0.14)    $(7.95)     $(8.09)     $--       $--     $--   $10.00  (44.72)%   $ 3,054
09/30/03               10.00      (0.10)      3.90        3.80       --        --      --    13.80   38.00       4,404
09/30/04               13.80      (0.13)      0.08       (0.05)      --        --      --    13.75   (0.36)(7)   3,493
09/30/05               13.75      (0.13)      2.82        2.69       --        --      --    16.44   19.56       1,759
09/30/06               16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99         422



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.49%(6)           (1.11)%(6)          344%
   1.63               (1.11)              204
   1.58               (1.09)              170
   1.65               (1.15)               86
   1.59(5)(6)         (0.76)(5)(6)        278


   2.18%(6)           (1.80)%(6)          344%
   2.36               (1.85)              204
   2.27               (1.78)              170
   2.32               (1.82)               86
   2.30(5)(6)         (1.46)(5)(6)        278


   2.21%(6)           (1.82)%(6)          344%
   2.33               (1.82)              204
   2.29               (1.80)              170
   2.39               (1.89)               86
   2.28(5)(6)         (1.44)(5)(6)        278


   1.33%(4)(5)(6)     (0.95)%(4)(5)(6)    344%
   1.33(5)            (0.82)(5)           204
   1.33(5)            (0.85)(5)           170
   1.33(5)            (0.85)(5)            86
   1.28(5)(6)         (0.35)(5)(6)        278

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                                09/30/02  09/30/03 09/30/04 09/30/05 09/30/06
                                --------  -------- -------- -------- --------
  Growth Opportunities Class A.    -- %      -- %     -- %     -- %    0.05%
  Growth Opportunities Class B.     --        --       --       --     0.05
  Growth Opportunities Class C+     --        --       --       --     0.05
  Growth Opportunities Class I.   0.18(4)   0.50     0.18     0.49     1.59

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                              09/30/02 09/30/06
                                              -------- --------
                Growth Opportunities Class A.   0.00%    0.04%
                Growth Opportunities Class B.   0.00     0.04
                Growth Opportunities Class C+   0.00     0.04
                Growth Opportunities Class I.   0.00     0.03

(7)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                  NEW CENTURY FUND
                                                                  ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets   Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of   expenses
             beginning   income       and     investment investment capital distri- end of   Total   period  to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                       Class A
-
  09/30/02    $13.21     $(0.13)    $(1.86)     $(1.99)     $--       $--     $--   $11.22  (15.06)% $74,710    1.50%
  09/30/03     11.22      (0.13)      2.35        2.22       --        --      --    13.44   19.79    85,685    1.57
  09/30/04     13.44      (0.17)      1.50        1.33       --        --      --    14.77    9.90    80,872    1.57
  09/30/05     14.77      (0.15)      3.38        3.23       --        --      --    18.00   21.87    87,314    1.58
  09/30/06     18.00      (0.07)      0.67        0.60       --        --      --    18.60    3.33    75,682    1.55(4)
                                                                       Class B
-
  09/30/02    $11.99     $(0.20)    $(1.68)     $(1.88)     $--       $--     $--   $10.11  (15.68)% $23,271    2.18%
  09/30/03     10.11      (0.20)      2.12        1.92       --        --      --    12.03   18.99    16,078    2.28
  09/30/04     12.03      (0.25)      1.35        1.10       --        --      --    13.13    9.14    11,415    2.29
  09/30/05     13.13      (0.25)      3.00        2.75       --        --      --    15.88   20.94    10,344    2.32
  09/30/06     15.88      (0.19)      0.60        0.41       --        --      --    16.29    2.58     7,528    2.29(4)
                                                                      Class C+
-
  09/30/02    $11.96     $(0.20)    $(1.67)     $(1.87)     $--       $--     $--   $10.09  (15.64)% $ 2,447    2.14%(3)
  09/30/03     10.09      (0.18)      2.11        1.93       --        --      --    12.02   19.13     2,183    2.14(3)
  09/30/04     12.02      (0.22)      1.34        1.12       --        --      --    13.14    9.32     2,180    2.10(3)
  09/30/05     13.14      (0.22)      3.02        2.80       --        --      --    15.94   21.31     1,964    2.14(3)
  09/30/06     15.94      (0.16)      0.59        0.43       --        --      --    16.37    2.70     1,756    2.14(3)(4)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (0.92)%         199%
    (1.08)          123
    (1.20)          110
    (0.89)           80
    (0.39)(4)       235


    (1.60)%         199%
    (1.77)          123
    (1.91)          110
    (1.64)           80
    (1.14)(4)       235


    (1.56)%(3)      199%
    (1.63)(3)       123
    (1.73)(3)       110
    (1.45)(3)        80
    (0.98)(3)(4)    235

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                            09/30/02 09/30/03 09/30/04 09/30/05 09/30/06
                            -------- -------- -------- -------- --------
       New Century Class C+   0.27%    0.66%    0.48%    0.66%    0.44%

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                              09/30/06
                                              --------
                          New Century Class A   0.01%
                          New Century Class B   0.01
                          New Century Class C   0.01

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH AND INCOME FUND
                                                                       ----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                              Class A
-
09/30/02              $11.11     $   --     $(2.24)     $(2.24)    $   --     $--   $   --  $ 8.87  (20.16)% $71,482
09/30/03                8.87       0.01       1.31        1.32         --      --       --   10.19   14.88    70,826
09/30/04               10.19       0.00       1.19        1.19         --      --       --   11.38   11.68    69,069
09/30/05               11.38       0.10       1.03        1.13      (0.11)     --    (0.11)  12.40    9.89    65,666
09/30/06               12.40       0.04       1.01        1.05      (0.02)     --    (0.02)  13.43    8.47    61,872
                                                                              Class B
-
09/30/02              $10.70     $(0.07)    $(2.14)     $(2.21)    $   --     $--   $   --  $ 8.49  (20.65)% $81,686
09/30/03                8.49      (0.06)      1.26        1.20         --      --       --    9.69   14.13    66,378
09/30/04                9.69      (0.07)      1.13        1.06         --      --       --   10.75   10.94    54,199
09/30/05               10.75       0.02       0.97        0.99         --      --       --   11.74    9.21    41,120
09/30/06               11.74      (0.05)      0.96        0.91         --      --       --   12.65    7.75    27,100
                                                                              Class C+
-
09/30/02              $10.68     $(0.07)    $(2.13)     $(2.20)    $   --     $--   $   --  $ 8.48  (20.60)% $60,174
09/30/03                8.48      (0.06)      1.25        1.19         --      --       --    9.67   14.03    49,593
09/30/04                9.67      (0.07)      1.13        1.06         --      --       --   10.73   10.96    43,993
09/30/05               10.73       0.02       0.97        0.99         --      --       --   11.72    9.23    37,448
09/30/06               11.72      (0.04)      0.95        0.91         --      --       --   12.63    7.76    26,821
                                                                              Class I
-
11/16/01-09/30/02(3)  $12.29     $ 0.02     $(3.43)     $(3.41)    $   --     $--   $   --  $ 8.88  (27.75)% $ 9,877
09/30/03                8.88       0.02       1.31        1.33         --      --       --   10.21   14.98    12,899
09/30/04               10.21       0.02       1.18        1.20         --      --       --   11.41   11.75       769
09/30/05               11.41       0.12       1.04        1.16      (0.14)     --    (0.14)  12.43   10.18       758
09/30/06               12.43       0.07       1.01        1.08      (0.04)     --    (0.04)  13.47    8.69       288



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average        Portfolio
  net assets        net assets        Turnover
----------        -------------       ---------


   1.50%(6)           (0.01)%(6)         118%
   1.50                0.06              123
   1.50                0.01              139
   1.55                0.78               79
   1.54(5)(6)          0.31(5)(6)        152


   2.13%(6)           (0.66)%(6)         118%
   2.16               (0.59)             123
   2.17               (0.67)             139
   2.20                0.16               79
   2.22(5)(6)         (0.39)(5)(6)       152


   2.17%(6)           (0.68)%(6)         118%
   2.16               (0.60)             123
   2.14               (0.64)             139
   2.18                0.17               79
   2.19(5)(6)         (0.36)(5)(6)       152


   1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
   1.32(5)             0.23(5)           123
   1.32(5)             0.19(5)           139
   1.31(5)             1.00(5)            79
   1.32(5)(6)          0.48(5)(6)        152

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                               09/30/02  09/30/03 09/30/04 09/30/05 09/30/06
                               --------  -------- -------- -------- --------
    Growth and Income Class A.    -- %      -- %     -- %      --     0.00%
    Growth and Income Class B.     --        --       --       --     0.00
    Growth and Income Class C+     --        --       --       --     0.00
    Growth and Income Class I.   0.12(4)   0.37     0.14     0.96     2.23

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                             09/30/02 09/30/06
                                             -------- --------
                  Growth and Income Class A.   0.02%    0.01%
                  Growth and Income Class B.   0.02     0.01
                  Growth and Income Class C+   0.02     0.01
                  Growth and Income Class I.   0.02     0.01

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         BALANCED ASSETS FUND
                                                                         --------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                                Class A
-
09/30/02(7)              $13.24     $0.19      $(1.45)     $(1.26)    $(0.19)    $--   $(0.19) $11.79   (9.65)% $183,652
09/30/03                  11.79      0.10        0.68        0.78      (0.12)     --    (0.12)  12.45    6.65    175,324
09/30/04                  12.45      0.12        0.78        0.90      (0.16)     --    (0.16)  13.19    7.27    160,269
09/30/05                  13.19      0.21        0.56        0.77      (0.24)     --    (0.24)  13.72    5.84    142,573
09/30/06                  13.72      0.22        0.58        0.80      (0.25)     --    (0.25)  14.27    5.90    127,313
                                                                                Class B
-
09/30/02(7)              $13.20     $0.10      $(1.45)     $(1.35)    $(0.11)    $--   $(0.11) $11.74  (10.29)% $ 64,452
09/30/03                  11.74      0.03        0.68        0.71      (0.04)     --    (0.04)  12.41    6.07     47,496
09/30/04                  12.41      0.03        0.77        0.80      (0.07)     --    (0.07)  13.14    6.45     38,687
09/30/05                  13.14      0.13        0.55        0.68      (0.15)     --    (0.15)  13.67    5.16     30,002
09/30/06                  13.67      0.13        0.58        0.71      (0.15)     --    (0.15)  14.23    5.23     20,464
                                                                               Class C+
-
09/30/02(7)              $13.21     $0.09      $(1.43)     $(1.34)    $(0.11)    $--   $(0.11) $11.76  (10.21)% $ 31,894
09/30/03                  11.76      0.03        0.67        0.70      (0.04)     --    (0.04)  12.42    5.97     25,784
09/30/04                  12.42      0.03        0.78        0.81      (0.07)     --    (0.07)  13.16    6.53     22,781
09/30/05                  13.16      0.13        0.55        0.68      (0.15)     --    (0.15)  13.69    5.15     19,298
09/30/06                  13.69      0.13        0.58        0.71      (0.15)     --    (0.15)  14.25    5.22     15,164
                                                                                Class I
-
11/16/01-09/30/02(3)(7)  $14.29     $0.19      $(2.48)     $(2.29)    $(0.21)    $--   $(0.21) $11.79  (16.18)% $  4,457
09/30/03                  11.79      0.12        0.69        0.81      (0.14)     --    (0.14)  12.46    6.89      4,574
09/30/04                  12.46      0.16        0.77        0.93      (0.18)     --    (0.18)  13.21    7.44        679
09/30/05                  13.21      0.25        0.55        0.80      (0.28)     --    (0.28)  13.73    6.10        746
09/30/06                  13.73      0.26        0.59        0.85      (0.29)     --    (0.29)  14.29    6.24        754



                      Ratio
                     of net
   Ratio of        investment
   expenses       income (loss)
  to average       to average        Portfolio
  net assets       net assets        Turnover
----------        -------------      ---------


   1.47%(6)           1.39%(6)          485%
   1.49               0.86              409
   1.50               0.89              181
   1.62               1.56              160
   1.52(5)(6)         1.59(5)(6)        154


   2.12%(6)           0.73%(6)          485%
   2.16               0.22              409
   2.18               0.20              181
   2.27               0.91              160
   2.20(5)(6)         0.91(5)(6)        154


   2.13%(6)           0.72%(6)          485%
   2.15               0.22              409
   2.18               0.21              181
   2.26               0.92              160
   2.18(5)(6)         0.93(5)(6)        154


   1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
   1.33(5)            1.02(5)           409
   1.29(5)            1.10(5)           181
   1.32(5)            1.84(5)           160
   1.28(5)(6)         1.84(5)(6)        154

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                              09/30/02  09/30/03 09/30/04 09/30/05 09/30/06
                              --------  -------- -------- -------- --------
     Balanced Assets Class A.    -- %      -- %     -- %     -- %    0.05%
     Balanced Assets Class B.     --        --       --       --     0.05
     Balanced Assets Class C+     --        --       --       --     0.05
     Balanced Assets Class I.   0.19(4)   0.19     0.24     1.47     1.38

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                            09/30/02 09/30/06
                                            -------- --------
                   Balanced Assets Class A.   0.01%    0.00%
                   Balanced Assets Class B.   0.01     0.00
                   Balanced Assets Class C+   0.01     0.00
                   Balanced Assets Class I.   0.01     0.00

(7)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                                Class A
-
10/31/01                 $14.44     $(0.05)    $(4.40)     $(4.45)    $   --   $(1.11) $(1.11) $ 8.88  (33.17)% $24,408
11/01/01-09/30/02(8)       8.88       0.00      (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03       1.70        1.73         --       --      --    8.73   24.71    28,720
09/30/04                   8.73       0.01       1.46        1.47       0.00       --    0.00   10.20   16.88    32,221
09/30/05                  10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527
09/30/06                  13.04      (0.01)      2.81        2.80         --       --      --   15.84   21.47    62,190
                                                                                Class B
-
10/31/01                 $14.07     $(0.13)    $(4.26)     $(4.39)    $   --   $(1.11) $(1.11) $ 8.57  (33.64)% $26,747
11/01/01-09/30/02(8)       8.57      (0.06)     (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)      1.64        1.61         --       --      --    8.34   23.92    24,799
09/30/04                   8.34      (0.06)      1.41        1.35         --       --      --    9.69   16.19    20,673
09/30/05                   9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546
09/30/06                  12.31      (0.11)      2.65        2.54         --       --      --   14.85   20.63    21,240
                                                                               Class C+
-
10/31/01                 $14.08     $(0.12)    $(4.28)     $(4.40)    $   --   $(1.11) $(1.11) $ 8.57  (33.69)% $12,949
11/01/01-09/30/02(8)       8.57      (0.06)     (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)      1.64        1.61         --       --      --    8.33   23.96    14,787
09/30/04                   8.33      (0.06)      1.41        1.35         --       --      --    9.68   16.21    15,798
09/30/05                   9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892
09/30/06                  12.29      (0.11)      2.66        2.55         --       --      --   14.84   20.75    21,646
                                                                                Class I
-
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01     $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03       1.72        1.75         --       --      --    8.77   24.93    20,499
09/30/04                   8.77      (0.04)      1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233
09/30/05                  10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065
09/30/06                  13.12       0.00       2.84        2.84         --       --      --   15.96   21.65     9,482



                       Ratio
   Ratio of           of net
   expenses         investment
  to average       income (loss)
     net            to average        Portfolio
  assets(4)        net assets(4)      Turnover
----------        -------------       ---------


   2.03%              (0.42)%            272%
   1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
   1.90                0.35              209
   1.90                0.06              202
   1.90                0.17              126
   1.90               (0.09)             152


   2.68%              (1.14)%            272%
   2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.41)             209
   2.55               (0.62)             202
   2.55               (0.51)             126
   2.55               (0.80)             152


   2.68%              (1.13)%            272%
   2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.38)             209
   2.55               (0.60)             202
   2.55               (0.49)             126
   2.55               (0.76)             152


   1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
   1.80                0.43              209
   1.80               (0.34)             202
   1.80                0.43              126
   1.80               (0.01)             152

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/01 09/30/02(3) 09/30/03 09/30/04 09/30/05 09/30/06
                              -------- ----------- -------- -------- -------- --------
International Equity Class A.   0.03%     0.08%      0.18%    0.10%    0.09%   (0.04)%
International Equity Class B.   0.06      0.14       0.13     0.11     0.17     0.02
International Equity Class C+   0.14      0.13       0.28     0.06     0.14    (0.01)
International Equity Class I.     --      0.11       0.16     0.12     0.14     0.00

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)%.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements (recoupments), but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(8)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        VALUE FUND
-
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                          Class A
-
10/31/01              $17.77     $0.11      $(0.83)     $(0.72)    $   --   $(1.95) $(1.95) $15.10   (4.42)% $ 51,150
10/31/02               15.10      0.18        0.07        0.25      (0.09)   (0.63)  (0.72)  14.63    1.44     50,975
10/31/03               14.63      0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59     60,701
11/1/03-09/30/04(8)    16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05               17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
09/30/06               18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729
                                                                          Class B
-
10/31/01              $17.31     $0.00      $(0.80)     $(0.80)    $   --   $(1.95) $(1.95) $14.56   (5.06)% $ 77,667
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     78,584
10/31/03               14.06      0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     83,935
11/1/03-09/30/04(8)    15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05               16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100
                                                                         Class C+
-
10/31/01              $17.30     $0.00      $(0.79)     $(0.79)    $   --   $(1.95) $(1.95) $14.56   (5.01)% $ 17,805
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     18,504
10/31/03               14.06      0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     23,208
11/1/03-09/30/04(8)    15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05               16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849
                                                                          Class I
-
11/16/01-10/31/02(6)  $15.93     $0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $  4,726
10/31/03               14.63      0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72      6,629
11/1/03-09/30/04(8)    16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05               17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
09/30/06               18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174
                                                                          Class Z
-
10/31/01              $18.02     $0.21      $(0.85)     $(0.64)    $   --   $(1.95) $(1.95) $15.43   (3.86)% $    487
10/31/02               15.43      0.27        0.06        0.33      (0.16)   (0.63)  (0.79)  14.97    1.98        360
10/31/03               14.97      0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36      4,532
11/1/03-09/30/04(8)    16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05               18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
09/30/06               18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average   Portfolio
net assets(4) net assets(4) Turnover
------------- ------------- ---------


    1.78%(5)      0.68%(5)     146%
    1.78          1.15         188
    1.78(7)       1.94(7)      138
    1.73(3)       2.12(3)      204
    1.63          1.00          82
    1.63(7)       0.88(7)      140


    2.43%(5)      0.03%(5)     146%
    2.43          0.49         188
    2.41(7)       1.32(7)      138
    2.40(3)       1.58(3)      204
    2.28          0.38          82
    2.28(7)       0.23(7)      140


    2.43%(5)      0.02%(5)     146%
    2.43          0.49         188
    2.43(7)       1.28(7)      138
    2.41(3)       1.48(3)      204
    2.28          0.36          82
    2.28(7)       0.23(7)      140


    1.68%(3)      1.26%(3)     188%
    1.68(7)       2.02(7)      138
    1.67(3)       2.31(3)      204
    1.53          1.11          82
    1.53(7)       0.90(7)      140


    1.21%(5)      1.26%(5)     146%
    1.21          1.69         188
    1.21(7)       2.33(7)      138
    1.19(3)       2.58(3)      204
    1.06          1.54          82
    1.06(7)       1.45(7)      140

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                   10/31/01 10/31/02  10/31/03 09/30/04(3) 09/30/05 09/30/06
                   -------- --------  -------- ----------- -------- --------
    Value Class A.   0.00%    0.01%    (0.01)%    0.04%      0.08%    0.08%
    Value Class B.     --    (0.02)    (0.01)     0.02       0.14     0.10
    Value Class C+   0.05     0.03      0.02      0.06       0.08     0.08
    Value Class I.     --     0.19(3)     --      0.10       0.25     0.30
    Value Class Z.   6.55     5.52      1.00      0.16       0.10     0.07

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)%.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                       10/31/03 09/30/06
                                       -------- --------
                        Value Class A.   0.01%    0.01%
                        Value Class B.   0.01     0.01
                        Value Class C+   0.01     0.01
                        Value Class I.   0.01     0.01
                        Value Class Z.   0.00     0.01

(8)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                    BIOTECH/HEALTH FUND
                                                                    -------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                          Class A
-
10/31/01              $15.96     $(0.06)    $(4.32)     $(4.38)     $--     $(0.55) $(0.55) $11.03  (27.92)% $27,865
10/31/02               11.03      (0.13)     (3.28)      (3.41)      --         --      --    7.62  (30.92)   16,092
10/31/03                7.62      (0.11)      2.30        2.19       --         --      --    9.81   28.74    18,924
11/01/03-09/30/04(6)    9.81      (0.11)     (0.67)      (0.78)      --         --      --    9.03   (7.95)   15,839
09/30/05                9.03      (0.10)      0.48        0.38       --         --      --    9.41    4.21    13,902
09/30/06                9.41      (0.07)     (0.29)      (0.36)      --         --      --    9.05   (3.83)   10,871
                                                                          Class B
-
10/31/01              $15.92     $(0.14)    $(4.31)     $(4.45)     $--     $(0.55) $(0.55) $10.92  (28.45)% $25,552
10/31/02               10.92      (0.19)     (3.23)      (3.42)      --         --      --    7.50  (31.32)   15,757
10/31/03                7.50      (0.16)      2.25        2.09       --         --      --    9.59   27.87    17,843
11/01/03-09/30/04(6)    9.59      (0.16)     (0.66)      (0.82)      --         --      --    8.77   (8.55)   14,417
09/30/05                8.77      (0.16)      0.47        0.31       --         --      --    9.08    3.53    11,448
09/30/06                9.08      (0.12)     (0.28)      (0.40)      --         --      --    8.68   (4.41)    8,041
                                                                         Class C+
-
10/31/01              $15.93     $(0.14)    $(4.31)     $(4.45)     $--     $(0.55) $(0.55) $10.93  (28.43)% $23,581
10/31/02               10.93      (0.19)     (3.23)      (3.42)      --         --      --    7.51  (31.29)   12,448
10/31/03                7.51      (0.16)      2.26        2.10       --         --      --    9.61   27.96    12,662
11/01/03-09/30/04(6)    9.61      (0.16)     (0.66)      (0.82)      --         --      --    8.79   (8.53)   10,384
09/30/05                8.79      (0.16)      0.47        0.31       --         --      --    9.10    3.53     7,484
09/30/06                9.10      (0.12)     (0.28)      (0.40)      --         --      --    8.70   (4.40)    5,636



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average    Portfolio
net assets(4) net assets(4)  Turnover
------------- -------------  ---------


    1.55%(5)      (0.50)%(5)    333%
    1.55          (1.38)        340
    1.55          (1.32)        236
    1.55(3)       (1.15)(3)     149
    1.55          (1.17)        171
    1.55(7)       (0.71)(7)     114


    2.20%(5)      (1.18)%(5)    333%
    2.20          (2.03)        340
    2.20          (1.97)        236
    2.20(3)       (1.80)(3)     149
    2.20          (1.82)        171
    2.20(7)       (1.36)(7)     114


    2.20%(5)      (1.17)%(5)    333%
    2.20          (2.03)        340
    2.20          (1.97)        236
    2.20(3)       (1.80)(3)     149
    2.20          (1.83)        171
    2.20(7)       (1.37)(7)     114

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                        10/31/01 10/31/02 10/31/03 09/30/04(3) 09/30/05 09/30/06
                        -------- -------- -------- ----------- -------- --------
Biotech/Health Class A.   0.19%    0.20%    0.23%     0.28%      0.26%    0.33%
Biotech/Health Class B.   0.21     0.20     0.26      0.26       0.29     0.37
Biotech/Health Class C+   0.20     0.21     0.33      0.26       0.31     0.41

(5)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%.
(6)The Fund changed its fiscal year end from October 31 to September 30.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/06
                                               --------
                        Biotech/Health Class A   0.02%
                        Biotech/Health Class B   0.02
                        Biotech/Health Class C   0.02

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  TAX MANAGED EQUITY FUND
                                                                  -----------------------
                                           Net Gain
                                           (loss) on
                                          investments                       Distri-          Net               Net
                     Net Asset    Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                          Class A
-
10/31/01              $14.54     $ 0.00     $(3.50)     $(3.50)    $   --     $--   $   --  $11.04  (24.07)% $28,739
10/31/02               11.04       0.01      (2.05)      (2.04)        --      --       --    9.00  (18.48)   16,587
10/31/03                9.00       0.03       1.46        1.49         --      --       --   10.49   16.56    14,877
11/01/03-09/30/04(3)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44    13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --    (0.06)  11.83    5.51    11,251
09/30/06               11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25    22,554
                                                                          Class B
-
10/31/01              $14.38     $(0.08)    $(3.45)     $(3.53)    $   --     $--   $   --  $10.85  (24.55)% $40,677
10/31/02               10.85      (0.06)     (2.00)      (2.06)        --      --       --    8.79  (18.99)   25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --       --   10.17   15.70    22,694
11/01/03-09/30/04(3)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78    19,669
09/30/05               10.86       0.01       0.52        0.53         --      --       --   11.39    4.88    15,117
09/30/06               11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46     9,299
                                                                         Class C+
-
10/31/01              $14.40     $(0.08)    $(3.46)     $(3.54)    $   --     $--   $   --  $10.86  (24.58)% $43,610
10/31/02               10.86      (0.06)     (2.00)      (2.06)        --      --       --    8.80  (18.97)   26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --       --   10.19   15.80    23,036
11/01/03-09/30/04(3)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77    18,295
09/30/05               10.88       0.01       0.51        0.52         --      --       --   11.40    4.78    13,983
09/30/06               11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54    26,927



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average    Portfolio
net assets(5) net assets(5)  Turnover
------------- -------------  ---------


    1.45%(6)      (0.03)%(6)     19%
    1.45           0.09          16
    1.45           0.35          13
    1.45(4)        0.25(4)       20
    1.45           0.74          32
    1.45(7)       (0.02)(7)     999


    2.10%(6)      (0.68)%(6)     19%
    2.10          (0.56)         16
    2.10          (0.30)         13
    2.10(4)       (0.40)(4)      20
    2.10           0.09          32
    2.10(7)       (0.77)(7)     999


    2.10%(6)      (0.68)%(6)     19%
    2.10          (0.56)         16
    2.10          (0.30)         13
    2.10(4)       (0.40)(4)      20
    2.10           0.09          32
    2.10(7)       (0.68)(7)     999

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund changed its fiscal year end from October 31 to September 30.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                            10/31/01 10/31/02 10/31/03 09/30/04(4) 09/30/05 09/30/06
                            -------- -------- -------- ----------- -------- --------
Tax Managed Equity Class A.   0.15%    0.00%    0.26%     0.24%      0.38%    0.31%
Tax Managed Equity Class B.   0.15     0.20     0.23      0.25       0.35     0.37
Tax Managed Equity Class C+   0.14     0.21     0.23      0.24       0.33     0.30

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                                 09/30/06
                                                 --------
                      Tax Managed Equity Class A   0.04%
                      Tax Managed Equity Class B   0.02
                      Tax Managed Equity Class C   0.03

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                INTERNATIONAL SMALL-CAP FUND
                                                                ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                           Class A
-
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)    $(1.45)      $--       $--     $--   $11.05 (11.60)%  $21,557
                                                                           Class B
-
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)    $(1.48)      $--       $--     $--   $11.02 (11.84)%  $   583
                                                                           Class C
-
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)    $(1.48)      $--       $--     $--   $11.02 (11.84)%  $ 3,363


                     Ratio
                    of net
                  investment
    Ratio of     income (loss)
    expenses      to average
   to average         net      Portfolio
net assets(4)(5) assets(4)(5)  Turnover
---------------- ------------- ---------


     1.90%            0.08%       55%


     2.55%            (0.93)%     55%


     2.55%           (1.07)%      55%

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                                  09/30/06(4)
                                                  -----------
                  International Small-Cap Class A     1.27%
                  International Small-Cap Class B    12.63
                  International Small-Cap Class C     2.88

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

              Diversified Manufactured Operations..........   9.0%
              Finance-Investment Banker/Broker.............   4.7
              Computers....................................   4.5
              Medical-HMO..................................   4.4
              Medical Products.............................   4.2
              Web Portals/ISP..............................   3.9
              Medical-Biomedical/Gene......................   3.5
              Applications Software........................   3.4
              Cosmetics & Toiletries.......................   3.3
              Wireless Equipment...........................   3.2
              Retail-Discount..............................   3.1
              Electronic Components-Semiconductors.........   3.0
              Beverages-Non-alcoholic......................   2.8
              Repurchase Agreement.........................   2.8
              Networking Products..........................   2.7
              Electric Products-Misc.......................   2.6
              Medical-Drugs................................   2.6
              Aerospace/Defense............................   1.9
              Medical Instruments..........................   1.9
              Pharmacy Services............................   1.9
              Machinery-General Industrial.................   1.8
              Multimedia...................................   1.8
              Finance-Credit Card..........................   1.6
              Cable TV.....................................   1.5
              Retail-Drug Store............................   1.4
              Aerospace/Defense-Equipment..................   1.3
              Chemicals-Speciality.........................   1.1
              Metal Processors & Fabrication...............   1.1
              Retail-Apparel/Shoe..........................   1.1
              Computer Aided Design........................   1.0
              Electric-Intergrated.........................   1.0
              Electronic-Military..........................   1.0
              Insurance Broker.............................   1.0
              Invest Management/Advisor Services...........   1.0
              Oil Comp-Integrated..........................   1.0
              Retail-Building Products.....................   1.0
              Retail-Regional Department Stores............   1.0
              Telecom Equipment-Fiber Optics...............   1.0
              Advertising Agency...........................   0.8
              Entertainment Software.......................   0.8
              Oil Refining & Marketing.....................   0.8
              Oil-Field Services...........................   0.8
              Transport-Services...........................   0.8
              Enterprise Software/Service..................   0.7
              Commercial Services..........................   0.6
              Electronic Forms.............................   0.6
              Electronic Measurement Instruments...........   0.6
              Finance-Consumer Loans.......................   0.6
              Athletic Footwear............................   0.5
              Food-Wholesale/Distribution..................   0.5
              Semiconductor Equipment......................   0.5
              Oil Field Machinery & Equipment..............   0.4
              Semiconductors Components-Integrated Circuits   0.4
                                                            -----
                                                            100.5%
                                                            =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006

                                                               Value
                     Security Description             Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCKS -- 97.7%
         Advertising Agency -- 0.8%
           Omnicom Group, Inc........................  5,900 $  552,240
                                                             ----------
         Aerospace/Defense -- 1.9%
           The Boeing Co............................. 17,500  1,379,875
                                                             ----------
         Aerospace/Defense-Equipment -- 1.3%
           United Technologies Corp.................. 14,700    931,245
                                                             ----------
         Applications Software -- 3.4%
           Microsoft Corp............................ 77,000  2,104,410
           Red Hat, Inc.+............................ 15,600    328,848
                                                             ----------
                                                              2,433,258
                                                             ----------
         Athletic Footwear -- 0.5%
           NIKE, Inc., Class B.......................  4,400    385,528
                                                             ----------
         Beverages-Non-alcoholic -- 2.8%
           PepsiCo, Inc.............................. 30,900  2,016,534
                                                             ----------
         Cable TV -- 1.5%
           Comcast Corp., Class A+................... 28,900  1,064,965
                                                             ----------
         Chemicals-Specialty -- 1.1%
           Sigma-Aldrich Corp........................ 10,100    764,267
                                                             ----------
         Commercial Services -- 0.6%
           Alliance Data Systems Corp.+..............  7,200    397,368
                                                             ----------
         Computer Aided Design -- 1.0%
           Autodesk, Inc.+........................... 20,000    695,600
                                                             ----------
         Computers -- 4.5%
           Apple Computer, Inc.+..................... 17,300  1,332,619
           Hewlett-Packard Co........................ 19,900    730,131
           International Business Machines Corp...... 14,500  1,188,130
                                                             ----------
                                                              3,250,880
                                                             ----------
         Cosmetics & Toiletries -- 3.3%
           Procter & Gamble Co....................... 38,200  2,367,636
                                                             ----------
         Diversified Manufactured Operations -- 9.0%
           3M Co.....................................  9,900    736,758
           Danaher Corp.............................. 15,700  1,078,119
           Dover Corp................................ 15,400    730,576
           General Electric Co....................... 89,100  3,145,230
           ITT Industries, Inc....................... 15,900    815,193
                                                             ----------
                                                              6,505,876
                                                             ----------
         Electric Products-Misc. -- 2.6%
           AMETEK, Inc............................... 25,800  1,123,590
           Emerson Electric Co.......................  9,300    779,898
                                                             ----------
                                                              1,903,488
                                                             ----------
         Electric-Integrated -- 1.0%
           Exelon Corp...............................  6,500    393,510
           TXU Corp..................................  5,100    318,852
                                                             ----------
                                                                712,362
                                                             ----------
         Electronic Components-Semiconductors -- 3.0%
           Intel Corp................................ 40,004    822,882
           Texas Instruments, Inc.................... 40,000  1,330,000
                                                             ----------
                                                              2,152,882
                                                             ----------

                                                              Value
                     Security Description            Shares  (Note 2)
          ------------------------------------------------------------
          Electronic Forms -- 0.6%
            Adobe Systems, Inc.+.................... 11,000 $  411,950
                                                            ----------
          Electronic Measurement Instruments -- 0.6%
            Agilent Technologies, Inc.+............. 14,300    467,467
                                                            ----------
          Electronics-Military -- 1.0%
            L-3 Communications Holdings, Inc........  9,600    751,968
                                                            ----------
          Enterprise Software/Service -- 0.7%
            Oracle Corp.+........................... 30,200    535,748
                                                            ----------
          Entertainment Software -- 0.8%
            Electronic Arts, Inc.+.................. 10,400    579,072
                                                            ----------
          Finance-Consumer Loans -- 0.6%
            SLM Corp................................  8,300    431,434
                                                            ----------
          Finance-Credit Card -- 1.6%
            American Express Co..................... 20,300  1,138,424
                                                            ----------
          Finance-Investment Banker/Broker -- 4.7%
            Citigroup, Inc.......................... 21,900  1,087,773
            Merrill Lynch & Co., Inc................ 14,600  1,142,012
            The Goldman Sachs Group, Inc............  6,900  1,167,273
                                                            ----------
                                                             3,397,058
                                                            ----------
          Food-Wholesale/Distribution -- 0.5%
            Sysco Corp.............................. 11,300    377,985
                                                            ----------
          Insurance Broker -- 1.0%
            Marsh & McLennan Cos., Inc.............. 24,900    700,935
                                                            ----------
          Invest Management/Advisor Services -- 1.0%
            Legg Mason, Inc.........................  7,200    726,192
                                                            ----------
          Machinery-General Industrial -- 1.8%
            IDEX Corp............................... 30,021  1,292,404
                                                            ----------
          Medical Instruments -- 1.9%
            Boston Scientific Corp.+................ 22,200    328,338
            Medtronic, Inc.......................... 22,700  1,054,188
                                                            ----------
                                                             1,382,526
                                                            ----------
          Medical Products -- 4.2%
            Johnson & Johnson....................... 30,700  1,993,658
            The Cooper Cos., Inc.................... 20,000  1,070,000
                                                            ----------
                                                             3,063,658
                                                            ----------
          Medical-Biomedical/Gene -- 3.5%
            Amgen, Inc.+............................ 13,900    994,267
            Genzyme Corp.+.......................... 13,100    883,857
            Invitrogen Corp.+....................... 10,700    678,487
                                                            ----------
                                                             2,556,611
                                                            ----------
          Medical-Drugs -- 2.6%
            Abbott Laboratories..................... 19,900    966,344
            Novartis AG ADR......................... 15,300    894,132
                                                            ----------
                                                             1,860,476
                                                            ----------
          Medical-HMO -- 4.4%
            Aetna, Inc.............................. 21,900    866,145
            Coventry Health Care, Inc.+............. 12,100    623,392
            UnitedHealth Group, Inc................. 16,200    797,040
            WellPoint, Inc.+........................ 11,300    870,665
                                                            ----------
                                                             3,157,242
                                                            ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                             Value
                    Security Description            Shares  (Note 2)
          -----------------------------------------------------------
          COMMON STOCKS (continued)
          Metal Processors & Fabrication -- 1.1%
            Precision Castparts Corp............... 12,100 $  764,236
                                                           ----------
          Multimedia -- 1.8%
            News Corp., Class A.................... 49,200    966,780
            Time Warner, Inc....................... 19,800    360,954
                                                           ----------
                                                            1,327,734
                                                           ----------
          Networking Products -- 2.7%
            Cisco Systems, Inc.+................... 84,400  1,941,200
                                                           ----------
          Oil Comp-Integrated -- 1.0%
            Exxon Mobil Corp....................... 10,700    717,970
                                                           ----------
          Oil Field Machinery & Equipment -- 0.4%
            Smith International, Inc...............  8,169    316,957
                                                           ----------
          Oil Refining & Marketing -- 0.8%
            Valero Energy Corp..................... 11,200    576,464
                                                           ----------
          Oil-Field Services -- 0.8%
            Schlumberger, Ltd......................  8,900    552,067
                                                           ----------
          Pharmacy Services -- 1.9%
            Medco Health Solutions, Inc.+.......... 19,300  1,160,123
            Omnicare, Inc..........................  5,000    215,450
                                                           ----------
                                                            1,375,573
                                                           ----------
          Retail-Apparel/Shoe -- 1.1%
            Abercrombie & Fitch Co., Class A....... 11,400    792,072
                                                           ----------
          Retail-Building Products -- 1.0%
            Home Depot, Inc........................ 20,100    729,027
                                                           ----------
          Retail-Discount -- 3.1%
            Target Corp............................ 15,400    850,850
            Wal-Mart Stores, Inc................... 28,300  1,395,756
                                                           ----------
                                                            2,246,606
                                                           ----------
          Retail-Drug Store -- 1.4%
            CVS Corp............................... 32,200  1,034,264
                                                           ----------
          Retail-Regional Department Stores -- 1.0%
            Kohl's Corp.+.......................... 11,000    714,120
                                                           ----------
          Semiconductor Equipment -- 0.5%
            Applied Materials, Inc................. 20,200    358,146
                                                           ----------
          Semiconductors Components-Integrated
           Circuits -- 0.4%
            Linear Technology Corp.................  9,700    301,864
                                                           ----------
          Telecom Equipment-Fiber Optics -- 1.0%
            Corning, Inc.+......................... 30,900    754,269
                                                           ----------
          Transport-Services -- 0.8%
            United Parcel Service, Inc., Class B...  7,600    546,744
                                                           ----------
          Web Portals/ISP -- 3.9%
            Google, Inc., Class A+.................  3,600  1,446,840
            Yahoo!, Inc.+.......................... 52,900  1,337,312
                                                           ----------
                                                            2,784,152
                                                           ----------
          Wireless Equipment -- 3.2%
            American Tower Corp., Class A+......... 19,700    719,050
            Motorola, Inc.......................... 44,932  1,123,300

                                                 Shares/
                                                Principal     Value
                 Security Description            Amount      (Note 2)
         --------------------------------------------------------------
         Wireless Equipment (continued)
           QUALCOMM, Inc......................     13,550  $   492,543
                                                           -----------
                                                             2,334,893
                                                           -----------
         Total Long-Term Investment Securities
           (cost $67,718,901).................              70,513,512
                                                           -----------
         REPURCHASE AGREEMENT -- 2.8%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $2,060,000)................. $2,060,000    2,060,000
                                                           -----------
         TOTAL INVESTMENTS --
            (cost $69,778,901)(2).............      100.5%  72,573,512
         Liabilities in excess of other assets       (0.5)    (385,501)
                                               ----------  -----------
         NET ASSETS --                              100.0% $72,188,011
                                               ==========  ===========

--------
+  Non-income producing security.
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 6 for cost of investment on a tax basis.
ADR-- American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                   Repurchase Agreement................ 16.9%
                   Commercial Services.................  8.3
                   Consulting Services.................  4.1
                   Distribution/Wholesale..............  4.0
                   Commercial Services-Finance.........  3.9
                   Medical-Outpatient/Home Medical.....  2.8
                   Human Resources.....................  2.2
                   Direct Marketing....................  1.9
                   Finance-Consumer Loans..............  1.9
                   Retail-Music Store..................  1.9
                   Semiconductor Equipment.............  1.9
                   Diversified Manufactured Operations.  1.8
                   Insurance-Reinsurance...............  1.8
                   Retail-Petroleum Products...........  1.8
                   Telecom Services....................  1.7
                   Building Projects-Air & Heating.....  1.6
                   Insurance-Property/Casualty.........  1.6
                   Machinery-Material Handling.........  1.6
                   Medical Instruments.................  1.6
                   Retail-Catalog Shopping.............  1.6
                   Advanced Materials..................  1.4
                   Building-Maintenance & Services.....  1.4
                   Casino Services.....................  1.4
                   Finance-Other Services..............  1.3
                   Financial Guarantee Insurance.......  1.3
                   Networking Products.................  1.3
                   Oil Field Machinery & Equipment.....  1.3
                   Telecommunication Equipment.........  1.3
                   Electronic Components-Semiconductors  1.2
                   Machinery-General Industrial........  1.2
                   Office Supplies & Forms.............  1.2
                   Retail-Restaurants..................  1.2
                   Building-Heavy Construction.........  1.1
                   Dialysis Centers....................  1.1
                   Banks-Commercial....................  1.0
                   Containers-Metal/Glass..............  1.0
                   Internet Infrastructure Software....  1.0
                   Theater.............................  1.0
                   Veterinary Products.................  1.0
                   Enterprise Software/Service.........  0.9
                   Machinery-Print Trade...............  0.8
                   Medical Information Systems.........  0.8
                   Medical Products....................  0.8
                   Rental Auto/Equipment...............  0.8
                   Transactional Software..............  0.8
                   Water...............................  0.8
                   Web Hosting/Design..................  0.8
                   Apparel Manufacturer................  0.7
                   Decision Support Software...........  0.7
                   Machinery-Construction & Mining.....  0.6
                   Computer Aided Design...............  0.5
                   Computers-Integrated Systems........  0.5
                   Drug Delivery Systems...............  0.5
                   Hotel/Motel.........................  0.5
                   Medical-Biomedical/Gene.............  0.5
                   Medical-Hospitals...................  0.5
                   Instruments-Controls................  0.4
                   E-Commerce/Products.................  0.3
                                                        ----
                                                        99.8%
                                                        ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006


                                                               Value
                    Security Description             Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCKS -- 82.9%
         Advanced Materials -- 1.4%
           Ceradyne, Inc.+..........................  23,200 $  953,288
                                                             ----------
         Apparel Manufacturer -- 0.7%
           Carter's, Inc.+..........................  19,300    509,327
                                                             ----------
         Banks-Commercial -- 1.0%
           UCBH Holdings, Inc.......................  37,200    649,512
                                                             ----------
         Building Products-Air & Heating -- 1.6%
           Goodman Global, Inc.+....................  79,900  1,066,665
                                                             ----------
         Building-Heavy Construction -- 1.1%
           Sterling Construction, Inc...............  38,900    780,334
                                                             ----------
         Building-Maintance & Services -- 1.4%
           Rollins, Inc.............................  46,100    973,171
                                                             ----------
         Casino Services -- 1.4%
           Shuffle Master, Inc.+....................  36,200    977,762
                                                             ----------
         Commercial Services -- 8.3%
           Alliance Data Systems Corp.+.............  46,300  2,555,297
           Source Interlink Cos., Inc.+............. 129,000  1,225,500
           The Providence Service Corp.+............  30,400    838,736
           Weight Watchers International, Inc.......  24,600  1,090,764
                                                             ----------
                                                              5,710,297
                                                             ----------
         Commercial Services-Finance -- 3.9%
           Euronet Worldwide, Inc.+.................  44,800  1,099,840
           Heartland Payment Systems, Inc...........  61,500  1,599,000
                                                             ----------
                                                              2,698,840
                                                             ----------
         Computer Aided Design -- 0.5%
           Parametric Technology Corp.+.............  19,660    343,264
                                                             ----------
         Computers-Integrated Systems -- 0.5%
           Jack Henry & Assoc., Inc.................  17,100    372,267
                                                             ----------
         Consulting Services -- 4.1%
           FTI Consulting, Inc.+....................  22,300    558,838
           Navigant Consulting, Inc.+...............  52,100  1,045,126
           The Advisory Board Co.+..................  24,000  1,212,480
                                                             ----------
                                                              2,816,444
                                                             ----------
         Containers-Metal/Glass -- 1.0%
           Owens-Illinois, Inc.+....................  45,300    698,526
                                                             ----------
         Decision Support Software -- 0.7%
           Cognos, Inc.+............................  14,000    511,000
                                                             ----------
         Dialysis Centers -- 1.1%
           Dialysis Corp. of America................  56,500    754,275
                                                             ----------
         Direct Marketing -- 1.9%
           Harte-Hanks, Inc.........................  49,300  1,299,055
                                                             ----------
         Distribution/Wholesale -- 4.0%
           Central European Distribution Corp.+.....  36,300    849,783
           Pool Corp................................  18,400    708,400
           Watsco, Inc..............................  25,600  1,177,856
                                                             ----------
                                                              2,736,039
                                                             ----------
         Diversified Manufactured Operations -- 1.8%
           Barnes Group, Inc........................  69,900  1,227,444
                                                             ----------

                                                               Value
                    Security Description             Shares   (Note 2)
        ---------------------------------------------------------------
        Drug Delivery Systems -- 0.5%
          I-Flow Corp.+.............................  28,700 $  344,974
                                                             ----------
        E-Commerce/Products -- 0.3%
          Shutterfly, Inc.+.........................  11,500    178,825
                                                             ----------
        Electronic Components-Semiconductors -- 1.2%
          ON Semiconductor Corp.+...................  84,200    495,096
          Semtech Corp.+............................  27,200    347,072
                                                             ----------
                                                                842,168
                                                             ----------
        Enterprise Software/Service -- 0.9%
          Lawson Software, Inc.+....................  84,900    615,525
                                                             ----------
        Finance-Consumer Loans -- 1.9%
          Portfolio Recovery Associates, Inc.+......  29,900  1,311,713
                                                             ----------
        Finance-Other Services -- 1.3%
          Nasdaq Stock Market, Inc.+................  28,300    855,792
                                                             ----------
        Financial Guarantee Insurance -- 1.3%
          Primus Guaranty, Ltd.+....................  72,500    877,975
                                                             ----------
        Hotel/Motel -- 0.5%
          Gaylord Entertainment Co.+................   7,800    342,030
                                                             ----------
        Human Resources -- 2.2%
          Barrett Business Services, Inc+...........  24,200    519,574
          Labor Ready, Inc.+........................  63,100  1,005,183
                                                             ----------
                                                              1,524,757
                                                             ----------
        Instruments-Controls -- 0.4%
          X-Rite, Inc...............................  27,500    295,350
                                                             ----------
        Insurance-Property/Casualty -- 1.6%
          ProAssurance Corp.+.......................  22,900  1,128,512
                                                             ----------
        Insurance-Reinsurance -- 1.8%
          Aspen Insurance Holdings, Ltd.............  47,800  1,234,674
                                                             ----------
        Internet Infrastructure Software -- 1.0%
          F5 Networks, Inc.+........................  12,600    676,872
                                                             ----------
        Machinery-Construction & Mining -- 0.6%
          Astec Industries, Inc.+...................  16,600    419,150
                                                             ----------
        Machinery-General Industrial -- 1.2%
          IDEX Corp.................................  19,700    848,085
                                                             ----------
        Machinery-Material Handling -- 1.6%
          Columbus McKinnon Corp.+..................  59,700  1,076,391
                                                             ----------
        Machinery-Print Trade -- 0.8%
          Presstek, Inc.+........................... 105,600    569,184
                                                             ----------
        Medical Information Systems -- 0.8%
          Allscripts Heathcare Solutions, Inc.+.....  24,500    550,025
                                                             ----------
        Medical Instruments -- 1.6%
          Dexcom, Inc+..............................  43,700    486,381
          ev3, Inc..................................  33,800    574,938
                                                             ----------
                                                              1,061,319
                                                             ----------
        Medical Products -- 0.8%
          PolyMedica Corp...........................  12,500    535,125
                                                             ----------
        Medical-Biomedical/Gene -- 0.5%
          BioMimetic Therapeutics, Inc.+............  39,150    306,153
                                                             ----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                                 Value
                   Security Description                Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCKS (continued)
      Medical-Hospitals -- 0.5%
        United Surgical Partners International, Inc.+.  13,300 $   330,239
                                                               -----------
      Medical-Outpatient/Home Medical -- 2.8%
        Air Methods Corp..............................  27,300     644,280
        Lincare Holdings, Inc.+.......................  37,000   1,281,680
                                                               -----------
                                                                 1,925,960
                                                               -----------
      Networking Products -- 1.3%
        Aeroflex, Inc.+...............................  86,300     887,164
                                                               -----------
      Office Supplies & Forms -- 1.2%
        ACCO Brands Corp.+............................  13,800     307,188
        The Standard Register Co......................  39,000     514,800
                                                               -----------
                                                                   821,988
                                                               -----------
      Oil Field Machinery & Equipment -- 1.3%
        Metretek Technologies, Inc.+..................  76,800     916,992
                                                               -----------
      Rental Auto/Equipment -- 0.8%
        United Rentals, Inc.+.........................  22,100     513,825
                                                               -----------
      Retail-Catalog Shopping -- 1.6%
        MSC Industrial Direct Co., Inc., Class A......  26,500   1,079,610
                                                               -----------
      Retail-Music Store -- 1.9%
        Guitar Center, Inc.+..........................  29,000   1,295,720
                                                               -----------
      Retail-Petroleum Products -- 1.8%
        World Fuel Services Corp......................  31,000   1,253,950
                                                               -----------
      Retail-Restaurants -- 1.2%
        Morton's Restaurant Group, Inc.+..............  54,500     839,845
                                                               -----------
      Semiconductor Equipment -- 1.9%
        Entegris, Inc.+...............................  63,300     690,603
        Rudolph Technologies, Inc.+...................  35,100     643,383
                                                               -----------
                                                                 1,333,986
                                                               -----------
      Telecom Services -- 1.7%
        NeuStar, Inc., Class A+.......................  42,200   1,171,050
                                                               -----------
      Telecommunication Equipment -- 1.3%
        Arris Group, Inc.+............................  47,400     543,204
        Comtech Telecommunications Corp.+.............  10,100     338,148
                                                               -----------
                                                                   881,352
                                                               -----------
      Theater -- 1.0%
        Regal Entertainment Group, Class A............  35,000     693,700
                                                               -----------
      Transactional Software -- 0.8%
        VeriFone Holdings, Inc.+......................  18,300     522,465
                                                               -----------
      Veterinary Products -- 1.0%
        PetMed Express, Inc.+.........................  63,600     663,984
                                                               -----------
      Water -- 0.8%
        Aqua America, Inc.............................  23,600     517,784
                                                               -----------
      Web Hosting/Design -- 0.8%
        NIC, Inc.+.................................... 100,900     519,635
                                                               -----------
      Total Long-Term Investment Securities
         (cost $54,569,980)...........................          56,841,358
                                                               -----------

                                              Principal     Value
                 Security Description          Amount      (Note 2)
           ---------------------------------------------------------
           REPURCHASE AGREEMENT -- 16.9%
             UBS Securities, LLC
              Joint Repurchase Agreement(1)
              (cost $11,640,000)............ $11,640,000  $11,640,000
                                                          -----------
           TOTAL INVESTMENTS --
              (cost $66,209,980)(2).........        99.8%  68,481,358
           Other assets less liabilities....         0.2      103,123
                                             -----------  -----------
           NET ASSETS --                           100.0% $68,584,481
                                             ===========  ===========

--------
+  Non-income producing security.
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 6 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

              Repurchase Agreement.........................  18.7%
              Commercial Services..........................   5.6
              Food-Confectionery...........................   5.1
              Data Processing/Management...................   4.7
              Diversified Manufactured Operations..........   3.0
              Distribution/Wholesale.......................   2.8
              Electronics-Military.........................   2.6
              Aerospace/Defense-Equipment..................   2.5
              Semiconductor Equipment......................   2.5
              Computer Aided Design........................   2.2
              Linen Supply & Related Items.................   2.2
              Medical-Hospitals............................   2.1
              Direct Marketing.............................   1.9
              Finance-Consumer Loans.......................   1.9
              Machinery-Construction & Mining..............   1.9
              Medical-Outpatient/Home Medical..............   1.9
              Retail-Music Store...........................   1.9
              Insurance-Reinsurance........................   1.8
              Retail-Petroleum Products....................   1.8
              Insurance-Property/Casualty..................   1.7
              Telecom Services.............................   1.7
              Human Resources..............................   1.6
              Invest Management/Advisor Services...........   1.6
              Printing-Commercial..........................   1.5
              Retail-Catalog Shopping......................   1.5
              Advanced Materials...........................   1.4
              Electronic Components-Semiconductors.........   1.4
              Food-Wholesale/Distribution..................   1.4
              Drug Delivery Systems........................   1.3
              Medical Products.............................   1.3
              Savings & Loans/Thrifts......................   1.3
              Finance-Other Services.......................   1.2
              Telecommunication Equipment..................   1.2
              Containers-Metal/Glass.......................   1.0
              Internet Infrastructure Software.............   1.0
              Medical-Biomedical/Gene......................   1.0
              Retail-Bedding...............................   1.0
              Theater......................................   1.0
              Banks-Commercial.............................   0.9
              Casino Services..............................   0.9
              Oil & Gas Drilling...........................   0.8
              Semiconductors Components-Intergated Circuits   0.8
              Water........................................   0.8
              Decision Support Software....................   0.7
              Electronic Components-Misc...................   0.7
              Rental Auto/Equipment........................   0.7
              Transactional Software.......................   0.7
              Hotel/Motel..................................   0.5
              Office Supplies & Forms......................   0.4
                                                            -----
                                                            100.1%
                                                            =====

--------
* Calculated as a percentage of net assets.

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006


                                                                 Value
                    Security Description               Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCKS -- 81.4%
       Advanced Materials -- 1.4%
         Ceradyne, Inc.+..............................  28,200 $1,158,738
                                                               ----------
       Aerospace/Defense-Equipment -- 2.5%
         Goodrich Corp................................  51,600  2,090,832
                                                               ----------
       Banks-Commercial -- 0.9%
         UCBH Holdings, Inc...........................  45,800    799,668
                                                               ----------
       Casino Services -- 0.9%
         Shuffle Master, Inc.+........................  27,400    740,074
                                                               ----------
       Commercial Services -- 5.6%
         Alliance Data Systems Corp.+.................  60,200  3,322,438
         Weight Watchers International, Inc...........  32,000  1,418,880
                                                               ----------
                                                                4,741,318
                                                               ----------
       Computer Aided Design -- 2.2%
         Autodesk, Inc.+..............................  53,600  1,864,208
                                                               ----------
       Containers-Metal/Glass -- 1.0%
         Owens-Illinois, Inc.+........................  55,900    861,978
                                                               ----------
       Data Processing/Management -- 4.7%
         Fidelity National Information Services, Inc..  48,300  1,787,100
         Fiserv, Inc.+................................   8,600    404,974
         Paychex, Inc.................................  47,900  1,765,115
                                                               ----------
                                                                3,957,189
                                                               ----------
       Decision Support Software -- 0.7%
         Cognos, Inc.+................................  16,800    613,200
                                                               ----------
       Direct Marketing -- 1.9%
         Harte-Hanks, Inc.............................  60,900  1,604,715
                                                               ----------
       Distribution/Wholesale -- 2.8%
         Pool Corp....................................  23,300    897,050
         Watsco, Inc..................................  32,300  1,486,123
                                                               ----------
                                                                2,383,173
                                                               ----------
       Diversified Manufactured Operations -- 3.0%
         ITT Industries, Inc..........................  42,000  2,153,340
         Pentair, Inc.................................  15,800    413,802
                                                               ----------
                                                                2,567,142
                                                               ----------
       Drug Delivery Systems -- 1.3%
         Hospira, Inc.+...............................  28,700  1,098,349
                                                               ----------
       Electronic Components-Misc. -- 0.7%
         Jabil Circuit, Inc...........................  21,100    602,827
                                                               ----------
       Electronic Components-Semiconductors -- 1.4%
         Altera Corp.+................................  32,700    601,026
         ON Semiconductor Corp.+...................... 104,000    611,520
                                                               ----------
                                                                1,212,546
                                                               ----------
       Electronics-Military -- 2.6%
         L-3 Communications Holdings, Inc.............  27,900  2,185,407
                                                               ----------
       Finance-Consumer Loans -- 1.9%
         SLM Corp.....................................  31,200  1,621,776
                                                               ----------
       Finance-Other Services -- 1.2%
         Nasdaq Stock Market, Inc.+...................  34,900  1,055,376
                                                               ----------

                                                                 Value
                    Security Description                Shares  (Note 2)
       -----------------------------------------------------------------
       Food-Confectionery -- 5.1%
         The Hershey Co................................ 39,100 $2,089,895
         WM. Wrigley Jr. Co............................ 48,650  2,240,819
                                                               ----------
                                                                4,330,714
                                                               ----------
       Food-Wholesale/Distribution -- 1.4%
         SUPERVALU, Inc................................ 40,600  1,203,790
                                                               ----------
       Hotel/Motel -- 0.5%
         Gaylord Entertainment Co.+....................  9,400    412,190
                                                               ----------
       Human Resources -- 1.6%
         Robert Half International, Inc................ 40,800  1,385,976
                                                               ----------
       Insurance-Property/Casualty -- 1.7%
         ProAssurance Corp.+........................... 28,500  1,404,480
                                                               ----------
       Insurance-Reinsurance -- 1.8%
         Aspen Insurance Holdings, Ltd................. 59,600  1,539,468
                                                               ----------
       Internet Infrastructure Software -- 1.0%
         F5 Networks, Inc.+............................ 15,600    838,032
                                                               ----------
       Invest Management/Advisor Services -- 1.6%
         Legg Mason, Inc............................... 13,600  1,371,696
                                                               ----------
       Linen Supply & Related Items -- 2.2%
         Cintas Corp................................... 46,600  1,902,678
                                                               ----------
       Machinery-Construction & Mining -- 1.9%
         Joy Global, Inc............................... 43,500  1,636,035
                                                               ----------
       Medical Products -- 1.3%
         Biomet, Inc................................... 34,900  1,123,431
                                                               ----------
       Medical-Biomedical/Gene -- 1.0%
         Genzyme Corp.+................................ 12,000    809,640
                                                               ----------
       Medical-Hospitals -- 2.1%
         Triad Hospitals, Inc.+........................ 30,700  1,351,721
         United Surgical Partners International, Inc.+. 16,100    399,763
                                                               ----------
                                                                1,751,484
                                                               ----------
       Medical-Outpatient/Home Medical -- 1.9%
         Lincare Holdings, Inc.+....................... 46,100  1,596,904
                                                               ----------
       Office Supplies & Forms -- 0.4%
         ACCO Brands Corp.+............................ 16,800    373,968
                                                               ----------
       Oil & Gas Drilling -- 0.8%
         Noble Corp.................................... 11,100    712,398
                                                               ----------
       Printing-Commercial -- 1.5%
         R. R. Donnelley & Sons Co..................... 37,600  1,239,296
                                                               ----------
       Rental Auto/Equipment -- 0.7%
         United Rentals, Inc.+......................... 27,300    634,725
                                                               ----------
       Retail-Bedding -- 1.0%
         Bed Bath & Beyond, Inc.+...................... 21,300    814,938
                                                               ----------
       Retail-Catalog Shopping -- 1.5%
         MSC Industrial Direct Co., Inc., Class A...... 32,000  1,303,680
                                                               ----------
       Retail-Music Store -- 1.9%
         Guitar Center, Inc.+.......................... 36,100  1,612,948
                                                               ----------
       Retail-Petroleum Products -- 1.8%
         World Fuel Services Corp...................... 37,600  1,520,920
                                                               ----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                Shares/
                                               Principal      Value
                Security Description            Amount       (Note 2)
        ---------------------------------------------------------------
        COMMON STOCKS (continued)
        Savings & Loans/Thrifts -- 1.3%
          New York Community Bancorp, Inc....      69,000  $ 1,130,220
                                                           -----------
        Semiconductor Equipment -- 2.5%
          Entegris, Inc.+....................      77,000      840,070
          KLA-Tencor Corp....................      28,200    1,254,054
                                                           -----------
                                                             2,094,124
                                                           -----------
        Semiconductors Components-Intergated
         Circuits -- 0.8%
          Maxim Integrated Products, Inc.....      22,800      639,996
                                                           -----------
        Telecom Services -- 1.7%
          NeuStar, Inc., Class A+............      52,500    1,456,875
                                                           -----------
        Telecommunication Equipment -- 1.2%
          Comverse Technology, Inc.+.........      46,600      999,104
                                                           -----------
        Theater -- 1.0%
          Regal Entertainment Group, Class A.      44,200      876,044
                                                           -----------
        Transactional Software -- 0.7%
          VeriFone Holdings, Inc.+...........      22,300      636,665
                                                           -----------
        Water -- 0.8%
          Aqua America, Inc..................      29,100      638,454
                                                           -----------
        Total Long-Term Investment Securities
          (cost $66,907,311).................               69,149,389
                                                           -----------
        REPURCHASE AGREEMENT -- 18.7%
          UBS Securities, LLC
           Joint Repurchase Agreement
           (cost $15,891,000)(1)............. $15,891,000   15,891,000
                                                           -----------
        TOTAL INVESTMENTS --
           (cost $82,798,311)(2).............       100.1%  85,040,389
        Liabilities in excess of other assets        (0.1)     (74,926)
                                              -----------  -----------
        NET ASSETS --                               100.0% $84,965,463
                                              ===========  ===========

--------
+  Non-income producing security.
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 6 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                 Diversified Manufactured Operations...   8.4%
                 Finance-Investment Banker/Broker......   8.2
                 Oil Comp-Integrated...................   5.4
                 Banks-Super Regional..................   5.2
                 Multimedia............................   4.7
                 Telephone-Integrated..................   4.6
                 Insurance-Multi-line..................   3.5
                 Medical-Drugs.........................   3.5
                 Retail-Discount.......................   3.2
                 Wireless Equipment....................   2.8
                 Oil-Field Services....................   2.5
                 Electronic Components-Semiconductors..   2.4
                 Applications Software.................   2.2
                 Aerospace/Defense.....................   2.1
                 Electric-Integrated...................   2.1
                 Finance-Credit Card...................   2.1
                 Medical Products......................   2.0
                 Repurchase Agreement..................   2.0
                 Networking Products...................   1.8
                 Cosmetics & Toiletries................   1.7
                 Computers.............................   1.6
                 Disposable Medical Products...........   1.6
                 Food-Misc.............................   1.6
                 Food-Wholesale/Distribution...........   1.6
                 Tobacco...............................   1.6
                 Beverages-Non-alcoholic...............   1.5
                 Insurance-Property/Casualty...........   1.5
                 Medical-Biomedical/Gene...............   1.5
                 Oil Refining & Marketing..............   1.5
                 Electric Products-Misc................   1.4
                 Retail-Building Products..............   1.4
                 Aerospace/Defense-Equipment...........   1.3
                 Medical Instruments...................   1.3
                 Medical-HMO...........................   1.3
                 Semiconductor Equipment...............   1.3
                 Transport-Services....................   1.3
                 Chemicals-Diversified.................   1.0
                 Industrial Gases......................   1.0
                 Retail-Drug Store.....................   1.0
                 Retail-Jewelry........................   1.0
                 Retail-Restaurants....................   1.0
                 Oil Companies-Exploration & Production   0.9
                 Web Portals/ISP.......................   0.9
                                                        -----
                                                        100.5%
                                                        =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006


                                                               Value
                    Security Description             Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCKS -- 98.5%
        Aerospace/Defense -- 2.1%
          The Boeing Co.............................  30,900 $2,436,465
                                                             ----------
        Aerospace/Defense-Equipment -- 1.3%
          United Technologies Corp..................  24,100  1,526,735
                                                             ----------
        Applications Software -- 2.2%
          Microsoft Corp............................  93,700  2,560,821
                                                             ----------
        Banks-Super Regional -- 5.2%
          Bank of America Corp......................  57,600  3,085,632
          Wachovia Corp.............................  20,700  1,155,060
          Wells Fargo & Co..........................  49,200  1,780,056
                                                             ----------
                                                              6,020,748
                                                             ----------
        Beverages-Non-alcoholic -- 1.5%
          PepsiCo, Inc..............................  26,200  1,709,812
                                                             ----------
        Chemicals-Diversified -- 1.0%
          Dow Chemical Co...........................  30,400  1,184,992
                                                             ----------
        Computers -- 1.6%
          International Business Machines Corp......  22,100  1,810,874
                                                             ----------
        Cosmetics & Toiletries -- 1.7%
          Procter & Gamble Co.......................  31,900  1,977,162
                                                             ----------
        Disposable Medical Products -- 1.6%
          C.R. Bard, Inc............................  24,200  1,815,000
                                                             ----------
        Diversified Manufactured Operations -- 8.4%
          3M Co.....................................  32,600  2,426,092
          General Electric Co....................... 105,800  3,734,740
          ITT Industries, Inc.......................  69,000  3,537,630
                                                             ----------
                                                              9,698,462
                                                             ----------
        Electric Products-Misc. -- 1.4%
          AMETEK, Inc...............................  37,700  1,641,835
                                                             ----------
        Electric-Integrated -- 2.1%
          Duke Energy Corp..........................  37,500  1,132,500
          The Southern Co...........................  36,800  1,268,128
                                                             ----------
                                                              2,400,628
                                                             ----------
        Electronic Components-Semiconductors -- 2.4%
          Intel Corp................................  64,900  1,334,993
          Texas Instruments, Inc....................  42,000  1,396,500
                                                             ----------
                                                              2,731,493
                                                             ----------
        Finance-Credit Card -- 2.1%
          American Express Co.......................  44,300  2,484,344
                                                             ----------
        Finance-Investment Banker/Broker -- 8.2%
          Bear Stearns Cos., Inc....................  12,300  1,723,230
          Citigroup, Inc............................  73,900  3,670,613
          JPMorgan Chase & Co.......................  48,600  2,282,256
          Merrill Lynch & Co., Inc..................  23,500  1,838,170
                                                             ----------
                                                              9,514,269
                                                             ----------
        Food-Misc. -- 1.6%
          General Mills, Inc........................  32,600  1,845,160
                                                             ----------

                                                                Value
                    Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       Food-Wholesale/Distribution -- 1.6%
         Sysco Corp..................................  56,400 $1,886,580
                                                              ----------
       Industrial Gases -- 1.0%
         Air Products and Chemicals, Inc.............  18,000  1,194,660
                                                              ----------
       Insurance-Multi-line -- 3.5%
         Allstate Corp...............................  35,200  2,208,096
         Metlife, Inc................................  32,600  1,847,768
                                                              ----------
                                                               4,055,864
                                                              ----------
       Insurance-Property/Casualty -- 1.5%
         Chubb Corp..................................  33,800  1,756,248
                                                              ----------
       Medical Instruments -- 1.3%
         Medtronic, Inc..............................  33,600  1,560,384
                                                              ----------
       Medical Products -- 2.0%
         Johnson & Johnson...........................  36,100  2,344,334
                                                              ----------
       Medical-Biomedical/Gene -- 1.5%
         Amgen, Inc.+................................  24,600  1,759,638
                                                              ----------
       Medical-Drugs -- 3.5%
         Pfizer, Inc.................................  73,950  2,097,222
         Schering-Plough Corp........................  90,800  2,005,772
                                                              ----------
                                                               4,102,994
                                                              ----------
       Medical-HMO -- 1.3%
         Aetna, Inc..................................  37,400  1,479,170
                                                              ----------
       Multimedia -- 4.7%
         News Corp., Class A......................... 146,600  2,880,690
         Time Warner, Inc............................ 138,500  2,524,855
                                                              ----------
                                                               5,405,545
                                                              ----------
       Networking Products -- 1.8%
         Cisco Systems, Inc.+........................  88,600  2,037,800
                                                              ----------
       Oil Comp-Integrated -- 5.4%
         Chevron Corp................................  25,600  1,660,416
         ConocoPhillips..............................  25,400  1,512,062
         Exxon Mobil Corp............................  46,400  3,113,440
                                                              ----------
                                                               6,285,918
                                                              ----------
       Oil Companies-Exploration & Production -- 0.9%
         XTO Energy, Inc.............................  23,600    994,268
                                                              ----------
       Oil Refining & Marketing -- 1.5%
         Valero Energy Corp..........................  33,500  1,724,245
                                                              ----------
       Oil-Field Services -- 2.5%
         Schlumberger, Ltd...........................  19,400  1,203,382
         Smith International, Inc....................  42,900  1,664,520
                                                              ----------
                                                               2,867,902
                                                              ----------
       Retail-Building Products -- 1.4%
         Home Depot, Inc.............................  46,500  1,686,555
                                                              ----------
       Retail-Discount -- 3.2%
         Target Corp.................................  33,400  1,845,350
         Wal-Mart Stores, Inc........................  39,100  1,928,412
                                                              ----------
                                                               3,773,762
                                                              ----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)


                                                 Shares/
                                                Principal     Value
                Security Description             Amount      (Note 2)
       ----------------------------------------------------------------
       COMMON STOCKS (continued)
       Retail-Drug Store -- 1.0%
         CVS Corp.............................     35,600  $  1,143,472
                                                           ------------
       Retail-Jewelry -- 1.0%
         Tiffany & Co.........................     34,700     1,152,040
                                                           ------------
       Retail-Restaurants -- 1.0%
         McDonald's Corp......................     31,100     1,216,632
                                                           ------------
       Semiconductor Equipment -- 1.3%
         Applied Materials, Inc...............     86,800     1,538,964
                                                           ------------
       Telephone-Integrated -- 4.6%
         AT&T, Inc............................     59,500     1,937,320
         Sprint Corp..........................     97,000     1,663,550
         Verizon Communications, Inc..........     47,400     1,759,962
                                                           ------------
                                                              5,360,832
                                                           ------------
       Tobacco -- 1.6%
         Altria Group, Inc....................     24,300     1,860,165
                                                           ------------
       Transport-Services -- 1.3%
         United Parcel Service, Inc., Class B.     21,600     1,553,904
                                                           ------------
       Web Portals/ISP -- 0.9%
         Yahoo!, Inc.+........................     40,800     1,031,424
                                                           ------------
       Wireless Equipment -- 2.8%
         Motorola, Inc........................     91,200     2,280,000
         QUALCOMM, Inc........................     25,600       930,560
                                                           ------------
                                                              3,210,560
                                                           ------------
       Total Long-Term Investment Securities
         (cost $107,978,431)..................              114,342,660
                                                           ------------
       REPURCHASE AGREEMENT -- 2.0%
         State Street Bank & Trust Co.
          Joint Repurchase Agreement
          (cost $2,319,000)(1)................ $2,319,000     2,319,000
                                                           ------------
       TOTAL INVESTMENTS --
         (cost $110,297,431)(2)...............      100.5%  116,661,660
       Liabilities in excess of other assets..       (0.5)     (579,970)
                                               ----------  ------------
       NET ASSETS --                                100.0% $116,081,690
                                               ==========  ============

--------
+  Non-income producing security
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 6 for cost of investment on a tax basis

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)


Industry Allocation*

                  U.S. Government Agencies.............. 13.1%
                  Finance-Investment Banker/Broker......  6.4
                  Diversified Manufactured Operations...  5.8
                  Diversified Financial Services........  5.6
                  Banks-Super Regional..................  3.5
                  Oil Comp-Integrated...................  3.3
                  Electric-Integrated...................  2.9
                  Telephone-Integrated..................  2.5
                  Multimedia............................  2.4
                  Medical Products......................  2.2
                  Medical-Drugs.........................  2.0
                  Medical-HMO...........................  1.9
                  Cosmetics & Toiletries................  1.8
                  Foreign Government Agencies...........  1.8
                  Wireless Equipment....................  1.7
                  Computers.............................  1.6
                  Insurance-Multi-line..................  1.6
                  Retail-Discount.......................  1.6
                  Beverages-Non-alcoholic...............  1.4
                  Electric Products-Misc................  1.4
                  Finance-Credit Card...................  1.3
                  Medical-Biomedical/Gene...............  1.3
                  Web Portals/ISP.......................  1.3
                  Applications Software.................  1.2
                  Repurchase Agreements.................  1.2
                  Electronic Components-Semiconductors..  1.1
                  Oil Companies-Exploration & Production  1.1
                  Networking Products...................  1.0
                  Aerospace/Defense.....................  0.9
                  Banks-Commercial......................  0.9
                  Special Purpose Entities..............  0.9
                  Oil Refining & Marketing..............  0.8
                  Retail-Building Products..............  0.8
                  Cellular Telcom.......................  0.7
                  Medical Instruments...................  0.7
                  Oil-Field Services....................  0.7
                  Pharmacy Services.....................  0.7
                  Savings & Loans/Thrifts...............  0.7
                  Banks-Fiduciary.......................  0.6
                  Cable TV..............................  0.6
                  Food-Misc.............................  0.6
                  Insurance-Property/Casualty...........  0.6
                  Machinery-General Industrial..........  0.6
                  Tobacco...............................  0.6
                  U.S. Government Treasuries............  0.6
                  Aerospace/Defense-Equipment...........  0.5
                  Chemicals-Diversified.................  0.5
                  Chemicals-Speciality..................  0.5
                  Insurance-Life/Health.................  0.5
                  Metal Processors & Fabrication........  0.5
                  Retail-Drug Store.....................  0.5
                  Telecom Equipment-Fiber Optics........  0.5
                  Banks-Money Center....................  0.4
                  Electronics-Military..................  0.4
                  Finance-Mortgage Loan/Banker..........  0.4
                  Industrial Gases......................  0.4
                  Invest Management/Advisor Services....  0.4
                  Pipelines.............................  0.4
                  Retail-Apparel/Shoe...................  0.4

              Transport-Services...........................   0.4%
              Advertising Agency...........................   0.3
              Computer Aided Design........................   0.3
              Enterprise Software/Service..................   0.3
              Entertainment Software.......................   0.3
              Finance-Auto Loans...........................   0.3
              Insurance Brokers............................   0.3
              Real Estate Investment Trusts................   0.3
              Retail-Regional Department Stores............   0.3
              Retail-Restaurants...........................   0.3
              Telecom Services.............................   0.3
              Athletic Footwear............................   0.2
              Casino Hotels................................   0.2
              Commercial Services..........................   0.2
              Electronic Forms.............................   0.2
              Electronic Measurement Instruments...........   0.2
              Finance-Consumer Loans.......................   0.2
              Food-Wholesale/Distribution..................   0.2
              Independent Power Producers..................   0.2
              Metal-Diversified............................   0.2
              Paper & Related Products.....................   0.2
              Semiconductor Equipment......................   0.2
              Television...................................   0.2
              Transport-Air Freight........................   0.2
              Transport-Rail...............................   0.2
              Agricultural Operations......................   0.1
              Airlines.....................................   0.1
              Auto-Cars/Light Trucks.......................   0.1
              Broadcast Services/Program...................   0.1
              Chemicals-Plastics...........................   0.1
              Electronic Parts Distribution................   0.1
              Finance-Commercial...........................   0.1
              Financial Guarantee Insurance................   0.1
              Gas-Distribution.............................   0.1
              Gold Mining..................................   0.1
              Insurance-Mutual.............................   0.1
              Insurance-Reinsurance........................   0.1
              Investment Companies.........................   0.1
              Leisure Products.............................   0.1
              Medical-Hospitals............................   0.1
              Medical-Wholesale Drug Distribution..........   0.1
              Office Automation & Equipment................   0.1
              Precious Metals..............................   0.1
              Property Trust...............................   0.1
              Protection/Safety............................   0.1
              Publishing-Newspapers........................   0.1
              Radio........................................   0.1
              Real Estate Management/Services..............   0.1
              Real Estate Operations & Development.........   0.1
              Seismic Data Collection......................   0.1
              Semiconductors Components-Integrated Circuits   0.1
              Specified Purpose Acquisitions...............   0.1
                                                            -----
                                                            101.2%
                                                            =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006

                                                               Value
                    Security Description             Shares   (Note 2)
         --------------------------------------------------------------
         COMMON STOCKS -- 64.3%
         Advertising Agency -- 0.3%
           Omnicom Group, Inc.......................   4,700 $  439,920
                                                             ----------
         Aerospace/Defense -- 0.7%
           The Boeing Co............................  14,200  1,119,670
                                                             ----------
         Aerospace/Defense-Equipment -- 0.5%
           United Technologies Corp.................  11,900    753,865
                                                             ----------
         Applications Software -- 1.2%
           Microsoft Corp...........................  60,878  1,663,796
           Red Hat, Inc.+...........................  12,300    259,284
                                                             ----------
                                                              1,923,080
                                                             ----------
         Athletic Footwear -- 0.2%
           NIKE, Inc., Class B......................   3,500    306,670
                                                             ----------
         Banks-Fiduciary -- 0.6%
           Bank of New York Co., Inc................  28,800  1,015,488
                                                             ----------
         Banks-Super Regional -- 3.3%
           Bank of America Corp.....................  42,488  2,276,082
           US Bancorp...............................  30,700  1,019,854
           Wachovia Corp............................  19,000  1,060,200
           Wells Fargo & Co.........................  28,200  1,020,276
                                                             ----------
                                                              5,376,412
                                                             ----------
         Beverages-Non-alcoholic -- 1.4%
           PepsiCo, Inc.............................  36,100  2,355,886
                                                             ----------
         Cable TV -- 0.5%
           Comcast Corp., Class A+..................  22,800    840,180
                                                             ----------
         Cellular Telecom -- 0.5%
           Vodafone Group PLC ADR...................  32,700    747,522
                                                             ----------
         Chemicals-Diversified -- 0.4%
           The Dow Chemical Co......................  18,600    725,028
                                                             ----------
         Chemicals-Specialty -- 0.4%
           Sigma-Aldrich Corp.......................   7,900    597,793
                                                             ----------
         Commercial Services -- 0.2%
           Alliance Data Systems Corp.+.............   5,700    314,583
                                                             ----------
         Computer Aided Design -- 0.3%
           Autodesk, Inc.+..........................  16,000    556,480
                                                             ----------
         Computers -- 1.6%
           Apple Computer, Inc.+....................  13,700  1,055,311
           Hewlett-Packard Co.......................  15,600    572,364
           International Business Machines Corp.....  11,700    958,698
                                                             ----------
                                                              2,586,373
                                                             ----------
         Cosmetics & Toiletries -- 1.8%
           Procter & Gamble Co......................  47,500  2,944,050
                                                             ----------
         Diversified Manufactured Operations -- 5.7%
           3M Co....................................  21,800  1,622,356
           Danaher Corp.............................  12,400    851,508
           Dover Corp...............................  12,290    583,038
           General Electric Co...................... 116,400  4,108,920
           ITT Industries, Inc......................  41,522  2,128,833
                                                             ----------
                                                              9,294,655
                                                             ----------
         Electric Products-Misc. -- 1.4%
           AMETEK, Inc..............................  20,500    892,775
           Emerson Electric Co......................  15,800  1,324,988
                                                             ----------
                                                              2,217,763
                                                             ----------

                                                               Value
                     Security Description             Shares  (Note 2)
         --------------------------------------------------------------
         Electric-Integrated -- 1.7%
           Duke Energy Corp.......................... 24,200 $  730,840
           Exelon Corp............................... 17,200  1,041,288
           The Southern Co........................... 21,700    747,782
           TXU Corp..................................  4,100    256,332
                                                             ----------
                                                              2,776,242
                                                             ----------
         Electronic Components-Semiconductors -- 1.1%
           Intel Corp................................ 32,500    668,525
           Texas Instruments, Inc.................... 32,200  1,070,650
                                                             ----------
                                                              1,739,175
                                                             ----------
         Electronic Forms -- 0.2%
           Adobe Systems, Inc.+......................  8,700    325,815
                                                             ----------
         Electronic Measurement Instruments -- 0.2%
           Agilent Technologies, Inc.+............... 11,500    375,935
                                                             ----------
         Electronics-Military -- 0.4%
           L-3 Communications Holdings, Inc..........  7,600    595,308
                                                             ----------
         Enterprise Software/Service -- 0.3%
           Oracle Corp.+............................. 23,800    422,212
                                                             ----------
         Entertainment Software -- 0.3%
           Electronic Arts, Inc.+....................  8,200    456,576
                                                             ----------
         Finance-Consumer Loans -- 0.2%
           SLM Corp..................................  6,500    337,870
                                                             ----------
         Finance-Credit Card -- 1.2%
           American Express Co....................... 35,300  1,979,624
                                                             ----------
         Finance-Investment Banker/Broker -- 5.9%
           Bear Stearns Cos., Inc....................  5,300    742,530
           Citigroup, Inc............................ 63,788  3,168,350
           JPMorgan Chase & Co....................... 38,000  1,784,480
           Merrill Lynch & Co., Inc.................. 24,966  1,952,841
           Morgan Stanley............................ 14,900  1,086,359
           The Goldman Sachs Group, Inc..............  5,484    927,728
                                                             ----------
                                                              9,662,288
                                                             ----------
         Food-Misc. -- 0.6%
           General Mills, Inc........................ 18,200  1,030,120
                                                             ----------
         Food-Wholesale/Distribution -- 0.2%
           Sysco Corp................................  9,000    301,050
                                                             ----------
         Industrial Gases -- 0.4%
           Air Products & Chemicals, Inc............. 10,700    710,159
                                                             ----------
         Insurance Broker -- 0.3%
           Marsh & McLennan Cos., Inc................ 20,000    563,000
                                                             ----------
         Insurance-Multi-line -- 1.2%
           Allstate Corp............................. 14,600    915,858
           MetLife, Inc.............................. 19,200  1,088,256
                                                             ----------
                                                              2,004,114
                                                             ----------
         Insurance-Property/Casualty -- 0.6%
           Chubb Corp................................ 20,400  1,059,984
                                                             ----------
         Invest Management/Advisor Services -- 0.4%
           Legg Mason, Inc...........................  5,700    574,902
                                                             ----------
         Machinery-General Industrial -- 0.6%
           IDEX Corp................................. 24,239  1,043,489
                                                             ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                            Value
                    Security Description          Shares   (Note 2)
           ---------------------------------------------------------
           COMMON STOCKS (continued)
           Medical Instruments -- 0.7%
             Boston Scientific Corp.+............  17,600 $  260,304
             Medtronic, Inc......................  18,300    849,852
                                                          ----------
                                                           1,110,156
                                                          ----------
           Medical Products -- 2.1%
             Johnson & Johnson...................  40,600  2,636,564
             The Cooper Cos., Inc................  15,800    845,300
                                                          ----------
                                                           3,481,864
                                                          ----------
           Medical-Biomedical/Gene -- 1.3%
             Amgen, Inc.+........................  11,200    801,136
             Genzyme Corp.+......................  10,600    715,182
             Invitrogen Corp.+...................   8,600    545,326
                                                          ----------
                                                           2,061,644
                                                          ----------
           Medical-Drugs -- 1.7%
             Abbott Laboratories.................  16,100    781,816
             Novartis AG ADR.....................  12,400    724,656
             Pfizer, Inc.........................  47,814  1,356,005
                                                          ----------
                                                           2,862,477
                                                          ----------
           Medical-HMO -- 1.9%
             Aetna, Inc..........................  33,400  1,320,970
             Coventry Health Care, Inc.+.........   9,600    494,592
             UnitedHealth Group, Inc.............  13,000    639,600
             WellPoint, Inc.+....................   9,000    693,450
                                                          ----------
                                                           3,148,612
                                                          ----------
           Metal Processors & Fabrication -- 0.4%
             Precision Castparts Corp............   9,600    606,336
                                                          ----------
           Multimedia -- 2.0%
             News Corp., Class A................. 101,174  1,988,069
             Time Warner, Inc....................  72,744  1,326,123
                                                          ----------
                                                           3,314,192
                                                          ----------
           Networking Products -- 1.0%
             Cisco Systems, Inc.+................  67,900  1,561,700
                                                          ----------
           Oil Comp-Integrated -- 3.0%
             Chevron Corp........................  21,728  1,409,278
             ConocoPhillips......................  17,600  1,047,728
             Exxon Mobil Corp....................  36,700  2,462,570
                                                          ----------
                                                           4,919,576
                                                          ----------
           Oil Companies-Exploration & Production -- 0.8%
             Anadarko Petroleum Corp.............  15,600    683,748
             XTO Energy, Inc.....................  14,900    627,737
                                                          ----------
                                                           1,311,485
                                                          ----------
           Oil Refining & Marketing -- 0.7%
             Valero Energy Corp..................  23,100  1,188,957
                                                          ----------
           Oil-Field Services -- 0.7%
             Schlumberger, Ltd...................  15,300    949,059
             Smith International, Inc............   6,464    250,803
                                                          ----------
                                                           1,199,862
                                                          ----------
           Pharmacy Services -- 0.7%
             Medco Health Solutions, Inc.+.......  15,200    913,672
             Omnicare, Inc.......................   4,000    172,360
                                                          ----------
                                                           1,086,032
                                                          ----------

                                                                  Value
                   Security Description               Shares     (Note 2)
         -----------------------------------------------------------------
         Retail-Apparel/Shoe -- 0.4%
           Abercrombie & Fitch Co., Class A..........  9,000   $    625,320
                                                               ------------
         Retail-Building Products -- 0.8%
           Home Depot, Inc........................... 37,800      1,371,006
                                                               ------------
         Retail-Discount -- 1.6%
           Target Corp............................... 12,400        685,100
           Wal-Mart Stores, Inc...................... 38,800      1,913,616
                                                               ------------
                                                                  2,598,716
                                                               ------------
         Retail-Drug Store -- 0.5%
           CVS Corp.................................. 25,600        822,272
                                                               ------------
         Retail-Regional Deptment Stores -- 0.3%
           Kohl's Corp.+.............................  8,800        571,296
                                                               ------------
         Retail-Restaurants -- 0.3%
           McDonald's Corp........................... 13,200        516,384
                                                               ------------
         Semiconductor Equipment -- 0.2%
           Applied Materials, Inc.................... 16,200        287,226
                                                               ------------
         Semiconductors Components-Intergated Circuits -- 0.1%
           Linear Technology Corp....................  7,700        239,624
                                                               ------------
         Telecom Equipment-Fiber Optics -- 0.4%
           Corning, Inc.+............................ 25,100        612,691
                                                               ------------
         Telephone-Integrated -- 2.0%
           AT&T, Inc................................. 25,400        827,024
           BellSouth Corp............................ 17,000        726,750
           Sprint Corp............................... 41,400        710,010
           Verizon Communications, Inc............... 27,200      1,009,936
                                                               ------------
                                                                  3,273,720
                                                               ------------
         Tobacco -- 0.6%
           Altria Group, Inc......................... 12,800        979,840
                                                               ------------
         Transport-Services -- 0.3%
           United Parcel Service, Inc., Class B......  6,000        431,640
                                                               ------------
         Web Portals/ISP -- 1.3%
           Google, Inc., Class A+....................  2,800      1,125,320
           Yahoo!, Inc.+............................. 41,700      1,054,176
                                                               ------------
                                                                  2,179,496
                                                               ------------
         Wireless Equipment -- 1.7%
           American Tower Corp., Class A+............ 15,800        576,700
           Motorola, Inc............................. 71,982      1,799,550
           QUALCOMM, Inc............................. 10,850        394,398
                                                               ------------
                                                                  2,770,648
                                                               ------------
         Total Common Stocks
            (cost $98,533,314).......................           105,206,053
                                                               ------------
         PREFERRED STOCKS -- 0.3%
         Diversified Financial Services -- 0.2%
           General Electric Capital Corp. 8.00%(1)... 14,000        322,000
                                                               ------------
         Finance-Mortgage Loan/Banker -- 0.1%
           Fannie Mae,
            Series O
            7.09%(2).................................  2,250        119,109
                                                               ------------
         Total Preferred Stocks
            (cost $471,375)..........................               441,109
                                                               ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 5.1%
    Diversified Financial Services -- 5.1%
      Banc of America Commercial Mtg., Inc.,
       Series 2006-4, Class AJ,
       5.70% due 07/10/46(3)(4)...................... $  840,000 $  855,448
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2006-PW12, Class G,
       5.75% due 09/11/38*(2)........................     58,000     57,870
      Bear Stearns Commercial Mtg. Securities, Inc.
       Series 2006-PW12, Class F,
       5.93% due 09/11/38*(3)(4).....................    340,000    342,194
      Commercial Mtg. Pass Through Certificates,
       Series 2004-LB2A, Class A3,
       4.22% due 03/10/39(3).........................  1,574,000  1,521,916
      Countrywide Asset-Backed Certificates,
       Series 2006-S6, Class A3,
       5.66% due 03/25/34(5).........................    928,000    926,422
      Countrywide Asset-Backed Certificates,
       Series 2006-S4, Class A 3,
       5.80% due 10/25/36............................    920,000    926,900
      Credit Suisse Mtg. Capital Certificates,
       Series 2006-TFLA, Class C,
       5.59% due 04/15/21*(2)(3).....................    260,000    260,080
      Credit Suisse Mtg. Capital Certificates,
       Series 2006-TFLA, Class D,
       5.61% due 04/15/21*(2)(3).....................    282,000    282,086
      JP Morgan Chase Commercial Mtg. Securities
       Corp.,
       Series 2006-CB16, Class E,
       5.84% due 05/12/45*(3)(4).....................    230,000    233,395
      JP Morgan Chase Commercial Mtg. Securities
       Corp.,
       Series 2006-LDP8, Class H,
       5.99% due 05/15/45*(3)(4)(5)..................    195,000    193,561
      LB-UBS Commercial Mtg. Trust,
       Series 2004-C4, Class C,
       5.30% due 06/15/36(3)(4)......................     95,000     95,345
      LB-UBS Commercial Mtg. Trust,
       Series 2006-C6, Class K,
       6.06% due 06/15/36*(3)(4).....................    462,000    463,918
      Merrill Lynch/Countrywide Commercial Mtg.
       Trust,
       Series 2006-3, Class AJ,
       5.49% due 07/12/46(3)(4)......................    525,000    526,843
      Morgan Stanley Capital I,
       Series 2004-IQ8, Class C,
       5.30% due 06/15/40(3).........................    240,000    236,565
      Providian Master Note Trust
       Series 2006-C1A, Class C1
       5.88% due 03/16/15*(2)........................    700,000    707,219
      Wachovia Bank Commercial Mtg. Trust,
       Series 2006-WL7A, Class E,
       5.60% due 09/15/21*(2)(3)(5)..................    180,000    180,000
      Wachovia Bank Commercial Mtg. Trust,
       Series 2006-WL7A, Class F,
       5.66% due 09/15/21*(2)(3)(5)..................    515,000    515,000
                                                                 ----------
    Total Asset Backed Securities
       (cost $8,278,944).............................             8,324,762
                                                                 ----------
    CORPORATE BONDS & NOTES -- 11.3%
    Aerospace/Defense -- 0.2%
      Raytheon Co.
       Senior Notes
       6.75% due 08/15/07............................    220,000    222,382
      Raytheon Co.
       Debentures
       6.00% due 12/15/10............................     55,000     56,451
                                                                 ----------
                                                                    278,833
                                                                 ----------

                                                  Principal  Value
                    Security Description           Amount   (Note 2)
            -------------------------------------------------------
            Agricultural Operations -- 0.1%
              Bunge Ltd. Finance Corp
               Notes
               5.35% due 04/15/14................ $107,000  $102,481
                                                            --------
            Airlines -- 0.1%
              American Airlines, Inc.
               Pass Through Certs.,
               Series 2001-1, Class A-2
               6.82% due 05/23/11................  125,000   122,969
                                                            --------
            Auto-Cars/Light Trucks -- 0.1%
              DaimlerChrysler NA Holding Corp.
               Notes
               5.75% due 09/08/11................   55,000    54,741
              DaimlerChrysler NA Holding Corp.
               Company Guar. Notes
               7.30% due 01/15/12................   60,000    63,773
              General Motors Corp.
               Senior Notes
               7.13% due 07/15/13................   85,000    74,694
              General Motors Corp.
               Debentures
               8.25% due 07/15/23................   40,000    34,650
                                                            --------
                                                             227,858
                                                            --------
            Banks-Commercial -- 0.5%
              Bank of Tokyo-Mitsubishi UFJ, Ltd.
               Sub. Notes
               7.40% due 06/15/11................   60,000    64,818
              Branch Banking & Trust Co.
               Sub. Notes
               5.63% due 09/15/16................   55,000    55,573
              First Maryland Capital II
               Company Guar. Bonds
               6.34% due 02/01/27(2).............  196,000   191,585
              Popular North America, Inc.
               Company Guar. Notes
               5.65% due 04/15/09................   90,000    90,306
              SouthTrust Bank
               Sub. Notes
               4.75% due 03/01/13................  120,000   116,426
              UBS AG
               Sub. Notes
               5.88% due 07/15/16................   55,000    56,607
              Union Bank of California NA
               Sub. Notes
               5.95% due 05/11/16................  120,000   123,743
              US Bank NA
               Notes
               3.90% due 08/15/08................   38,000    37,248
                                                            --------
                                                             736,306
                                                            --------
            Banks-Money Center -- 0.1%
              BankBoston Capital Trust IV
               Company Guar. Bonds
               5.99% due 06/08/28(2).............  222,000   214,906
                                                            --------
            Banks-Super Regional -- 0.2%
              Chemical Bank NA
               Sub. Notes
               6.13% due 11/01/08................  136,000   138,858
              Comerica, Inc.
               Sub. Notes
               4.80% due 05/01/15................   60,000    56,646

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                        Principal  Value
                   Security Description                  Amount   (Note 2)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Banks-Super Regional (continued)
       Huntington National Bank
        Sub. Notes
        6.60% due 06/15/18............................. $ 69,000  $ 73,326
       Wells Fargo & Co.
        Notes
        3.98% due 10/29/10.............................  132,000   126,419
                                                                  --------
                                                                   395,249
                                                                  --------
     Broadcast Services/Program -- 0.1%
       Clear Channel Communications, Inc.
        Bonds
        4.90% due 05/15/15.............................  127,000   112,189
       Nexstar Finance, Inc.
        Senior Sub. Notes
        7.00% due 01/15/14.............................   35,000    31,850
                                                                  --------
                                                                   144,039
                                                                  --------
     Building Products-Air & Heating -- 0.0%
       American Standard, Inc.
        Company Guar. Notes
        7.38% due 02/01/08.............................   51,000    51,973
                                                                  --------
     Cable TV -- 0.1%
       CCH I Holdings LLC/CCH I Holdings Capital Corp.
        Bonds
        11.00% due 10/01/15*...........................   88,000    79,420
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13*...........................   30,000    30,525
       COX Communications, Inc.
        Bonds
        5.50% due 10/01/15.............................  110,000   105,998
                                                                  --------
                                                                   215,943
                                                                  --------
     Casino Hotels -- 0.2%
       Harrah's Operating Co., Inc.
        Notes
        6.50% due 06/01/16.............................  254,000   248,993
       MGM Mirage, Inc.
        Senior Notes
        5.88% due 02/27/14.............................  100,000    92,625
       Riviera Holdings Corp.
        Company Guar. Notes
        11.00% due 06/15/10............................   55,000    58,025
                                                                  --------
                                                                   399,643
                                                                  --------
     Cellular Telecom -- 0.1%
       American Cellular Corp.
        Senior Notes Series B
        10.00% due 08/01/11............................  100,000   104,750
       Centennial Communications Corp.
        Senior Notes
        11.26% due 01/01/13(2).........................  100,000   103,250
                                                                  --------
                                                                   208,000
                                                                  --------
     Chemicals-Diversified -- 0.1%
       EI Du Pont de Nemours & Co.
        Senior Notes
        4.88% due 04/30/14.............................   38,000    36,836
       ICI Wilmington, Inc.
        Company Guar. Notes
        7.05% due 09/15/07.............................  170,000   172,229
                                                                  --------
                                                                   209,065
                                                                  --------

                                                    Principal  Value
                   Security Description              Amount   (Note 2)
         ------------------------------------------------------------
         Chemicals-Plastics -- 0.1%
           BCI US Finance Corp.
            Sec. Notes
            11.20% due 07/15/10*(2)................ $150,000  $153,000
                                                              --------
         Chemicals-Specialty -- 0.1%
           Cytec Industries, Inc.
            Notes
            6.00% due 10/01/15.....................  110,000   108,649
           Eastman Chemical Co.
            Debentures
            7.63% due 06/15/24.....................   65,000    71,240
                                                              --------
                                                               179,889
                                                              --------
         Commercial Services -- 0.0%
           The ServiceMaster Co.
            Notes
            7.88% due 08/15/09.....................   44,000    46,169
                                                              --------
         Computer Services -- 0.0%
           Computer Sciences Corp.
            Notes
            3.50% due 04/15/08.....................   65,000    63,104
                                                              --------
         Containers-Paper/Plastic -- 0.0%
           Pliant Corp.
            Sec. Notes
            11.13% due 09/01/09....................   82,000    80,155
                                                              --------
         Cruise Lines -- 0.0%
           Royal Caribbean Cruises, Ltd.
            Senior Notes
            7.00% due 06/15/13.....................   70,000    70,767
                                                              --------
         Direct Marketing -- 0.0%
           Affinity Group, Inc.
            Senior Sub. Notes
            9.00% due 02/15/12.....................   65,000    65,000
                                                              --------
         Diversified Financial Services -- 0.3%
           ANZ Capital Trust II
            Bonds
            5.36% due 12/15/13*(6).................  130,000   125,307
           General Electric Capital Corp.
            Notes
            2.80% due 01/15/07.....................  261,000   259,205
           ZFS Finance USA Trust I
            Bonds
            6.45% due 06/15/16*....................  110,000   108,795
                                                              --------
                                                               493,307
                                                              --------
         Electric-Generation -- 0.0%
           The AES Corp.
            Senior Notes
            8.88% due 02/15/11.....................   75,000    80,250
                                                              --------
         Electric-Integrated -- 1.2%
           American Electric Power Co., Inc.
            Senior Notes
            4.71% due 08/16/07(1)..................   72,000    71,508
           Appalachian Power Co.
            Senior Notes
            5.00% due 06/01/17.....................   72,000    67,446
           CenterPoint Energy Houston Electric LLC
            Sec. Notes Series L2
            5.60% due 07/01/23.....................  100,000    96,867
           Centerpoint Energy, Inc.
            Senior Notes Series B
            5.88% due 06/01/08.....................  140,000   140,657

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                 Principal   Value
                   Security Description           Amount    (Note 2)
           ----------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Electric-Integrated (continued)
             Commonwealth Edison Co.
              1st Mtg. Notes
              5.95% due 08/15/16................ $110,000  $  111,522
             Consumers Energy Co.
              1st Mtg. Bonds
              Series C
              4.25% due 04/15/08................  140,000     137,544
             Dominion Resources, Inc.
              Senior Notes
              Series A
              5.69% due 05/15/08(1).............  132,000     132,540
             Duke Energy Corp.
              Senior Notes
              4.20% due 10/01/08................  120,000     117,493
             Energy East Corp.
              Notes
              6.75% due 07/15/36................  125,000     130,841
             Entergy Louisiana LLC
              1st Mtg. Bonds
              5.83% due 11/01/10................  195,000     194,499
             Florida Power & Light Co.
              1st Mtg. Bonds
              5.95% due 10/01/33................   79,000      81,527
             Pepco Holdings, Inc.
              Notes
              5.50% due 08/15/07................  142,000     141,967
             Pepco Holdings, Inc.
              Notes
              6.45% due 08/15/12................   55,000      56,919
             PSEG Power LLC
              Company Guar. Notes
              7.75% due 04/15/11................   65,000      70,525
             PSI Energy, Inc.
              Debentures
              7.85% due 10/15/07................  219,000     224,260
             Public Service Electric & Gas Co.
              Sec. Notes
              5.00% due 08/15/14................   66,000      64,269
             Puget Sound Energy, Inc.
              Senior Notes
              5.20% due 10/01/15................  212,000     204,104
             Southern Energy, Inc.
              Notes
              7.90% due 07/15/09+(5)(7)(12).....  150,000           0
                                                           ----------
                                                            2,044,488
                                                           ----------
           Electronic Parts Distribution -- 0.1%
             Arrow Electronics, Inc.
              Debentures
              6.88% due 06/01/18................  108,000     110,376
                                                           ----------
           Enterprise Software/Service -- 0.0%
             Oracle Corp.
              Notes
              5.00% due 01/15/11................   54,000      53,484
                                                           ----------
           Finance-Auto Loans -- 0.3%
             Ford Motor Credit Co.
              Notes
              7.38% due 10/28/09................  105,000     102,039
             Ford Motor Credit Co.
              Notes
              9.96% due 04/15/12(2).............   55,000      57,552
             General Motors Acceptance Corp.
              Notes
              6.75% due 12/01/14................   15,000      14,644
             General Motors Acceptance Corp.
              Notes
              6.88% due 09/15/11................  355,000     353,119

                                                   Principal  Value
                    Security Description            Amount   (Note 2)
          -----------------------------------------------------------
          Finance-Auto Loans (continued)
            General Motors Acceptance Corp.
             Notes
             6.88% due 08/28/12................... $ 13,000  $ 12,868
                                                             --------
                                                              540,222
                                                             --------
          Finance-Commercial -- 0.1%
            CIT Group, Inc.
             Notes
             5.85% due 09/15/16...................   55,000    55,650
            Transamerica Finance Corp.
             Senior Notes
             6.40% due 09/15/08...................   75,000    76,475
                                                             --------
                                                              132,125
                                                             --------
          Finance-Credit Card -- 0.1%
            Capital One Financial Corp.
             Senior Notes
             5.70% due 09/15/11...................  110,000   110,775
            Capital One Financial Corp.
             Sub. Notes
             6.15% due 09/01/16...................  110,000   111,305
                                                             --------
                                                              222,080
                                                             --------
          Finance-Investment Banker/Broker -- 0.5%
            Citigroup, Inc.
             Sub. Notes
             5.00% due 09/15/14...................   55,000    53,585
            Goldman Sachs Group, Inc.
             Notes
             6.13% due 02/15/33...................  130,000   129,502
            JP Morgan Chase Capital XVIII
             Bonds
             Series R
             6.95% due 08/17/36...................   55,000    58,420
            Lehman Brothers Holdings, Inc.
             Notes
             4.50% due 07/26/10...................  130,000   126,436
            Lehman Brothers Holdings, Inc.
             Senior Notes
             5.75% due 05/17/13...................  120,000   122,131
            Merrill Lynch & Co., Inc.
             Sub. Notes
             6.22% due 09/15/26...................  130,000   132,242
            Morgan Stanley
             Senior Notes
             5.63% due 01/09/12...................  100,000   101,296
            Morgan Stanley
             Senior Notes
             6.25% due 08/09/26...................  100,000   103,525
                                                             --------
                                                              827,137
                                                             --------
          Finance-Mortgage Loan/Banker -- 0.3%
            Residential Capital Corp.
             Senior Notes
             6.38% due 06/30/10...................  411,000   415,840
            Residential Capital Corp.
             Senior Notes
             6.50% due 04/17/13...................   60,000    60,933
                                                             --------
                                                              476,773
                                                             --------
          Financial Guarantee Insurance -- 0.1%
            The PMI Group, Inc.
             Notes
             6.00% due 09/15/16...................   84,000    85,064
                                                             --------
          Forestry -- 0.0%
            Weyerhaeuser Co.
             Debentures
             6.88% due 12/15/33...................   65,000    63,837
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                    Principal  Value
                   Security Description              Amount   (Note 2)
         ------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Funeral Services & Related Items -- 0.0%
           Service Corp. International
            Senior Notes
            6.75% due 04/01/16..................... $ 60,000  $ 57,525
                                                              --------
         Gas-Distribution -- 0.1%
           Sempra Energy
            Senior Notes
            4.62% due 05/17/07.....................   60,000    59,709
           Southern California Gas Co.
            1st Mtg. Bonds
            5.75% due 11/15/35.....................   75,000    75,354
                                                              --------
                                                               135,063
                                                              --------
         Gold Mining -- 0.1%
           Newmont Mining Corp.
            Notes
            8.63% due 05/15/11.....................   65,000    73,025
                                                              --------
         Independant Power Producers -- 0.2%
           Calpine Corp.
            Sec. Notes
            8.75% due 07/15/13*(8)(9)..............  150,000   151,125
           NRG Energy, Inc.
            Company Guar. Notes
            7.38% due 02/01/16.....................  160,000   159,000
           Reliant Energy, Inc.
            Sec. Notes
            9.50% due 07/15/13.....................   75,000    77,813
                                                              --------
                                                               387,938
                                                              --------
         Insurance-Life/Health -- 0.5%
           Americo Life, Inc.
            Notes
            7.88% due 05/01/13*....................  134,000   134,749
           AmerUs Group Co.
            Senior Notes
            5.83% due 05/16/11.....................  120,000   124,803
           Great West Life & Annuity Insurance Co.
            Bonds
            7.15% due 05/16/16*....................  198,000   205,642
           MIC Financing Trust I
            Pass Through Certs.
            8.38% due 02/01/27*....................   67,000    67,375
           Monumental Global Funding II
            Notes
            5.65% due 07/14/11*....................   66,000    67,116
           Nationwide Life Global Funding I
            Notes
            5.35% due 03/15/11*....................  120,000   120,645
                                                              --------
                                                               720,330
                                                              --------
         Insurance-Multi-line -- 0.2%
           MetLife, Inc.
            Senior Notes
            5.00% due 11/24/13.....................   72,000    70,001
           Metropolitan Life Global Funding I
            Sec. Notes
            5.75% due 07/25/11*....................   55,000    56,184
           The Allstate Corp.
            Senior Notes
            7.20% due 12/01/09.....................  238,000   252,243
                                                              --------
                                                               378,428
                                                              --------

                                                     Principal  Value
                    Security Description              Amount   (Note 2)
         --------------------------------------------------------------
         Insurance-Mutual -- 0.1%
           Liberty Mutual Group, Inc.
            Bonds
            7.50% due 08/15/36*..................... $100,000  $107,270
                                                               --------
         Leisure Products -- 0.1%
           Brunswick Corp.
            Notes
            5.00% due 06/01/11......................  103,000    98,497
                                                               --------
         Medical Products -- 0.1%
           Baxter International, Inc.
            Senior Bonds
            5.90% due 09/01/16......................   55,000    56,486
           Universal Hospital Services, Inc.
            Senior Notes
            10.13% due 11/01/11.....................   65,000    68,250
                                                               --------
                                                                124,736
                                                               --------
         Medical-Drugs -- 0.3%
           Abbott Laboratories
            Notes
            5.88% due 05/15/16......................  132,000   136,745
           American Home Products Corp.
            Notes
            6.95% due 03/15/11......................  123,000   130,793
           Merck & Co., Inc.
            Notes
            2.50% due 03/30/07......................  129,000   127,278
           Wyeth
            Bonds
            5.50% due 02/01/14......................  126,000   126,238
                                                               --------
                                                                521,054
                                                               --------
         Medical-Hospitals -- 0.1%
           HCA, Inc.
            Senior Notes
            6.95% due 05/01/12......................  100,000    87,625
                                                               --------
         Medical-Wholesale Drug Distribution -- 0.1%
           Cardinal Health, Inc.
            Notes
            5.80% due 10/15/16*.....................  110,000   109,848
                                                               --------
         Metal Processors & Fabrication -- 0.1%
           Timken Co.
            Notes
            5.75% due 02/15/10......................   96,000    95,615
                                                               --------
         Multimedia -- 0.4%
           Belo Corp.
            Senior Notes
            6.75% due 05/30/13......................   60,000    61,508
           News America, Inc.
            Company Guar. Bonds
            7.30% due 04/30/28......................   80,000    85,330
           Time Warner Cos., Inc.
            Company Guar. Notes
            7.25% due 10/15/17......................   57,000    61,526
           Time Warner Entertainment Co., LP
            Senior Debentures
            8.38% due 03/15/23......................  221,000   255,227
           Time Warner Entertainment Co. LP
            Senior Notes
            8.38% due 07/15/33......................   60,000    70,764

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                      Principal  Value
                    Security Description               Amount   (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Multimedia (continued)
         Time Warner, Inc.
          Company Guar. Notes
          6.75% due 04/15/11......................... $ 60,000  $ 62,753
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36*........................   50,000    49,428
                                                                --------
                                                                 646,536
                                                                --------
       Office Automation & Equipment -- 0.1%
         Pitney Bowes, Inc.
          Senior Notes
          4.75% due 01/15/16.........................  111,000   105,623
                                                                --------
       Oil Comp-Integrated -- 0.1%
         Hess Corp.
          Bonds
          7.88% due 10/01/29.........................   80,000    94,538
                                                                --------
       Oil Companies-Exploration & Production -- 0.3%
         Anadarko Petroleum Corp.
          Senior Notes
          5.95% due 09/15/16.........................  110,000   111,314
         El Paso Production Holding Co.
          Company Guar. Notes
          7.75% due 06/01/13.........................  165,000   168,713
         Encore Acquisition Co.
          Senior Sub. Notes
          6.00% due 07/15/15.........................   41,000    37,515
         Encore Acquisition Co.
          Senior Sub. Notes
          6.25% due 04/15/14.........................   24,000    22,440
         Hilcorp Energy I LP
          Senior Notes
          10.50% due 09/01/10*.......................   61,000    65,651
                                                                --------
                                                                 405,633
                                                                --------
       Oil Refining & Marketing -- 0.1%
         The Premcor Refining Group, Inc.
          Senior Notes
          6.75% due 02/01/11.........................  126,000   131,552
                                                                --------
       Oil-Field Services -- 0.0%
         Hanover Compressor Co.
          Senior Notes
          9.00% due 06/01/14.........................   75,000    79,500
                                                                --------
       Paper & Related Products -- 0.1%
         Plum Creek Timberlands LP
          Company Guar. Notes
          5.88% due 11/15/15.........................  103,000   101,885
                                                                --------
       Pipelines -- 0.3%
         Consolidated Natural Gas Co.
          Senior Notes Series B
          5.38% due 11/01/06.........................   82,000    81,987
         Duke Energy Field Services LLC
          Notes
          6.88% due 02/01/11.........................   60,000    63,063
         NGC Corp Capital Trust
          Company Guar. Bonds Series B
          8.32% due 06/01/27.........................   90,000    81,900
         ONEOK Partners LP
          Bonds
          6.15% due 10/01/16.........................   55,000    55,518

                                                   Principal  Value
                    Security Description            Amount   (Note 2)
           ----------------------------------------------------------
           Pipelines (continued)
             Reliant Energy, Inc.
              Notes
              7.75% due 02/15/11.................. $130,000  $140,994
                                                             --------
                                                              423,462
                                                             --------
           Protection/Safety -- 0.1%
             Monitronics International, Inc.
              Senior Sub. Notes
              11.75% due 09/01/10.................   85,000    82,238
                                                             --------
           Publishing-Newspapers -- 0.1%
             Knight Ridder, Inc.
              Debentures
              6.88% due 03/15/29..................   70,000    66,810
             Knight Ridder, Inc.
              Debentures
              7.15% due 11/01/27..................   75,000    72,312
                                                             --------
                                                              139,122
                                                             --------
           Radio -- 0.1%
             Chancellor Media Corp.
              Company Guar. Notes
              8.00% due 11/01/08..................  182,000   190,299
                                                             --------
           Real Estate Investment Trusts -- 0.3%
             AvalonBay Communities, Inc.
              Senior Notes
              5.75% due 09/15/16..................  110,000   111,097
             Equity One, Inc.
              Senior Notes
              6.25% due 01/15/17..................   50,000    51,149
             Heritage Property Investment Trust
              Notes
              4.50% due 10/15/09..................   60,000    58,558
             Mack-Cali Realty LP
              Bonds
              5.80% due 01/15/16..................   60,000    60,122
             Reckson Operating Partnership LP
              Senior Notes
              6.00% due 03/31/16..................   35,000    35,314
             Simon Property Group LP
              Notes
              5.38% due 08/28/08..................   40,000    39,977
             Simon Property Group LP
              Notes
              5.60% due 09/01/11..................   55,000    55,409
                                                             --------
                                                              411,626
                                                             --------
           Real Estate Management/Services -- 0.1%
             AMB Property LP
              Company Guar. Notes
              5.90% due 08/15/13..................   44,000    44,689
             EOP Operating LP
              Senior Notes
              7.00% due 07/15/11..................  120,000   127,027
                                                             --------
                                                              171,716
                                                             --------
           Rental Auto/Equipment -- 0.0%
             Rent-Way, Inc.
              Sec. Notes
              11.88% due 06/15/10.................   55,000    63,800
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                     Principal   Value
                   Security Description               Amount    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Rubber-Tires -- 0.0%
         Cooper-Standard Automotive, Inc.
          Company Guar. Notes
          8.38% due 12/15/14........................ $  9,000  $    6,615
                                                               ----------
       Savings & Loans/Thrifts -- 0.6%
         Downey Financial Corp.
          Notes
          6.50% due 07/01/14........................  140,000     140,375
         Golden West Financial Corp.
          Senior Notes
          4.75% due 10/01/12........................  129,000     125,583
         Independence Community Bank Corp.
          Notes
          3.50% due 06/20/08........................   64,000      62,065
         Sovereign Bancorp, Inc.
          Senior Notes
          4.80% due 09/01/10*.......................  206,000     201,694
         Washington Mutual Bank
          Sub. Notes
          5.50% due 01/15/13........................  238,000     237,867
         Washington Mutual Bank
          Sub. Notes
          5.95% due 05/20/13........................  120,000     122,494
         Western Financial Bank
          Senior Debentures
          9.63% due 05/15/12........................  126,000     139,234
                                                               ----------
                                                                1,029,312
                                                               ----------
       Seismic Data Collection -- 0.1%
         Seitel, Inc.
          Senior Notes
          11.75% due 07/15/11.......................   75,000      89,063
                                                               ----------
       Special Purpose Entities -- 0.4%
         BAE Systems Holdings, Inc.
          Notes
          5.20% due 08/15/15*.......................  175,000     167,439
         Consolidated Communications Illinois/Texas
          Holdings, Inc.
          Senior Notes
          9.75% due 04/01/12........................  159,000     167,745
         Pricoa Global Funding I
          Notes
          5.30% due 09/27/13*.......................  110,000     109,935
         Principal Life Global Funding I Sec.
          Notes
          5.25% due 01/15/13*.......................  184,000     183,121
         Swiss Re Capital I LP
          Company Guar. Bonds
          6.85% due 05/25/16*(6)....................   62,000      63,857
                                                               ----------
                                                                  692,097
                                                               ----------
       Telecom Equipment-Fiber Optics -- 0.1%
         Corning, Inc.
          Bonds
          7.25% due 08/15/36........................  117,000     124,609
                                                               ----------
       Telecom Services -- 0.0%
         Embarq Corp.
          Notes
          7.08% due 06/01/16........................   14,000      14,281

                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         Telecom Services (continued)
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14*.................. $ 25,000  $    25,813
                                                            -----------
                                                                 40,094
                                                            -----------
         Telephone-Integrated -- 0.3%
           GTE Northwest, Inc.
            Debentures
            Series D
            5.55% due 10/15/08...................   70,000       70,040
           GTE Southwest, Inc.
            1st Mtg. Bonds
            8.50% due 11/15/31...................  140,000      167,569
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07...................  140,000      140,350
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................   80,000       86,828
           Verizon New York, Inc.
            Debentures
            Series A
            6.88% due 04/01/12...................  102,000      106,369
                                                            -----------
                                                                571,156
                                                            -----------
         Television -- 0.2%
           CBS Corp.
            Company Guar. Notes
            6.63% due 05/15/11...................  120,000      124,684
           Paxson Communications, Inc.
            Sec. Notes
            11.76% due 01/15/13*(2)..............  150,000      151,125
           Young Broadcasting, Inc.
            Company Guar. Bonds
            10.00% due 03/01/11..................   20,000       18,675
                                                            -----------
                                                                294,484
                                                            -----------
         Transport-Air Freight -- 0.2%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-B
            7.63% due 01/02/15...................  366,911      381,587
                                                            -----------
         Transport-Rail -- 0.1%
           Burlington Northern Santa Fe Corp.
            Debentures
            7.29% due 06/01/36...................  156,000      184,871
                                                            -----------
         Transport-Services -- 0.1%
           FedEx Corp.
            Company Guar. Notes
            5.50% due 08/15/09...................   55,000       55,353
           Ryder System, Inc.
            Notes
            5.00% due 06/15/12...................  138,000      132,806
                                                            -----------
                                                                188,159
                                                            -----------
         Total Corporate Bonds & Notes
          (cost $18,383,875)                                 18,641,023
                                                            -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                       Principal  Value
                    Security Description                Amount   (Note 2)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES -- 3.5%
       Banks-Commercial -- 0.4%
         Banco Continental de Panama SA
          Notes
          6.63% due 12/01/10*......................... $ 35,000  $ 35,000
         Barclays Bank PLC
          Notes
          5.93% due 12/15/16*(6)......................  130,000   129,800
         Caisse Nationale des Caisses d'Epargne et de
          Prevoyance
          Notes
          5.55% due 12/30/09(2)(6)....................  109,000    87,745
         Glitnir Banki HF
          Sub. Notes
          6.69% due 06/15/11*.........................   62,000    63,401
         Landsbanki Islands HF
          Notes
          6.10% due 08/25/11*.........................   55,000    55,576
         NIBC Bank NV
          Bonds
          5.82% due 12/11/13*.........................   60,000    58,405
         Standard Bank PLC
          Sub. Bonds
          8.01% due 07/27/16(6).......................  172,000   177,871
                                                                 --------
                                                                  607,798
                                                                 --------
       Banks-Money Center -- 0.3%
         HBOS Capital Funding LP
          Bank Guar. Bonds
          6.85% due 03/23/09(6).......................  200,000   200,500
         Mizuho Financial Group Cayman, Ltd.
          Bank Guar. Notes
          8.38% due 04/27/09(6).......................  145,000   153,613
         National Westminster Bank PLC
          Sub. Notes
          7.75% due 10/16/07(6).......................   55,000    56,146
                                                                 --------
                                                                  410,259
                                                                 --------
       Beverages-Wine/Spirits -- 0.0%
         Diageo Capital PLC
          Company Guar. Notes
          5.13% due 01/30/13..........................  110,000   108,942
                                                                 --------
       Brewery -- 0.0%
         SABMiller PLC
          Notes
          6.50% due 07/01/16*.........................  100,000   104,462
                                                                 --------
       Broadcast Services/Program -- 0.0%
         Grupo Televisa SA
          Senior Notes
          6.63% due 03/18/25..........................  139,000   141,808
                                                                 --------
       Cellular Telecom -- 0.1%
         America Movil SA de CV
          Bonds
          6.38% due 03/01/35..........................  112,000   107,039
                                                                 --------
       Diversified Manufactured Operations -- 0.1%
         Siemens Financieringsmaatschappij NV
          Notes
          5.75% due 10/17/16*.........................   55,000    55,823
         Tyco International Group SA
          Company Guar. Notes
          6.00% due 11/15/13..........................  120,000   124,180
                                                                 --------
                                                                  180,003
                                                                 --------
       Finance-Consumer Loans -- 0.0%
         Aiful Corp.
          Notes
          4.45% due 02/16/10*.........................   55,000    52,708
                                                                 --------

                                                      Principal  Value
                    Security Description               Amount   (Note 2)
       -----------------------------------------------------------------
       Insurance-Multi-line -- 0.2%
         Aegon NV
          Sub. Notes
          5.80% due 07/15/14(2)...................... $156,000  $129,558
         Fairfax Financial Holdings, Ltd.
          Notes
          8.25% due 10/01/15.........................   70,000    64,838
         ING Groep NV
          Bonds
          5.78% due 12/08/15(6)......................  140,000   138,148
                                                                --------
                                                                 332,544
                                                                --------
       Insurance-Reinsurance -- 0.1%
         Montpelier Re Holdings, Ltd.
          Senior Notes
          6.13% due 08/15/13.........................  100,000    96,606
                                                                --------
       Investment Companies -- 0.1%
         Canadian Oil Sands, Ltd.
          Notes
          5.80% due 08/15/13*........................  124,000   124,875
                                                                --------
       Machinery-Construction & Mining -- 0.0%
         Atlas Copco AB
          Notes
          6.50% due 04/01/08*........................   89,000    90,399
                                                                --------
       Metal-Diversified -- 0.2%
         Inco Ltd
          Bonds
          5.70% due 10/15/15.........................  110,000   106,017
         Inco, Ltd.
          Bonds
          7.20% due 09/15/32.........................   60,000    61,278
         Inco, Ltd.
          Notes
          7.75% due 05/15/12.........................  100,000   108,042
                                                                --------
                                                                 275,337
                                                                --------
       Oil Comp-Integrated -- 0.2%
         Petrobras International Finance Co.
          Senior Notes
          6.13% due 10/06/16.........................  132,000   131,415
         Shell International Finance BV
          Company Guar. Notes
          5.63% due 06/27/11.........................  120,000   122,866
                                                                --------
                                                                 254,281
                                                                --------
       Oil Companies-Exploration & Production -- 0.0%
         Nexen, Inc.
          Bonds
          5.88% due 03/10/35.........................   65,000    61,973
                                                                --------
       Paper & Related Products -- 0.1%
         Stora Enso Oyj
          Bonds
          7.25% due 04/15/36*........................  100,000   103,534
                                                                --------
       Pipelines -- 0.1%
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16.........................  105,000    96,927
                                                                --------
       Precious Metals -- 0.1%
         Barrick Gold Finance Co.
          Company Guar. Bonds
          7.50% due 05/01/07.........................   97,000    98,148
         Barrick Gold Finance Co.
          Bonds
          5.80% due 11/15/34.........................   60,000    55,833
                                                                --------
                                                                 153,981
                                                                --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                      Principal  Value
                    Security Description               Amount   (Note 2)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Property Trust -- 0.1%
          WEA Finance LLC/WCI Finance LLC
           Senior Notes
           5.70% due 10/01/16*....................... $110,000  $109,854
                                                                --------
        Real Estate Operations & Development -- 0.1%
          Brookfield Asset Management, Inc.
           Notes
           8.13% due 12/15/08........................  157,000   165,294
                                                                --------
        Retail-Drug Store -- 0.0%
          Jean Coutu Group, Inc.
           Senior Notes
           7.63% due 08/01/12........................    2,000     2,103
                                                                --------
        Satellite Telecom -- 0.0%
          Intelsat Bermuda, Ltd.
           Company Guar. Notes
           9.25% due 06/15/16*.......................   50,000    52,563
                                                                --------
        Savings & Loans/Thrifts -- 0.1%
          Washington Mutual Preferred Funding Cayman
           Bonds
           7.25% due 03/15/11*(6)....................  130,000   129,997
                                                                --------
        Special Purpose Entities -- 0.5%
          Aries Vermoegensverwaltungs GmbH
           Bonds
           9.60% due 10/25/14........................  250,000   322,975
          Hybrid Capital Funding I LP
           (Westlab performance linked)
           Sub. Notes
           8.00% due 06/30/11(6).....................  286,000   295,578
          SovRisc BV
           Notes
           4.63% due 10/31/08*.......................  133,000   131,938
                                                                --------
                                                                 750,491
                                                                --------
        Specified Purpose Acquisitions -- 0.1%
          Nell AF SARL
           Company Guar. Bonds
           8.38% due 08/15/15*.......................  120,000   119,100
                                                                --------
        Telecom Services -- 0.3%
          Telenet Group Holding NV
           Disc. Notes
           11.50% due 06/15/14*(1)...................  146,000   127,750
          TELUS Corp
           Notes
           7.50% due 06/01/07........................  143,000   144,865
          TELUS Corp
           Notes
           8.00% due 06/01/11........................  238,000   262,349
                                                                --------
                                                                 534,964
                                                                --------
        Telephone-Integrated -- 0.2%
          British Telecommunications PLC
           Bonds
           8.63% due 12/15/30........................   70,000    93,385
          Telecom Italia Capital SA
           Company Guar. Notes
           4.00% due 01/15/10........................  165,000   156,339
          Telecom Italia Capital SA
           Notes
           5.25% due 10/01/15........................   55,000    50,963
          Telecom Italia Capital SA
           Company Guar. Bonds
           6.38% due 11/15/33........................   46,000    43,020
                                                                --------
                                                                 343,707
                                                                --------

                                                   Principal     Value
                  Security Description              Amount      (Note 2)
          ---------------------------------------------------------------
          Transport-Rail -- 0.1%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11..................  $  130,000  $   136,220
                                                               -----------
          Total Foreign Corporate Bonds & Notes
             (cost $5,647,184)...................                5,647,769
                                                               -----------
          FOREIGN GOVERNMENT AGENCIES -- 1.8%
          Sovereign -- 1.8%
            Federal Republic of Brazil
             Notes
             8.00% due 01/15/18..................     200,000      219,700
            Federal Republic of Brazil
             Bonds
             10.50% due 07/14/14.................     205,000      257,583
            Republic of Argentina
             Bonds
             5.59% due 08/03/12(2)...............     230,000      160,885
            Republic of Argentina
             Notes
             8.28% due 12/31/33..................     355,998      342,648
            Republic of Turkey
             Notes
             9.00% due 06/30/11..................     190,000      207,575
            Republic of Turkey
             Senior Notes
             11.88% due 01/15/30.................     380,000      560,025
            Republic of Venezuela
             Notes
             8.50% due 10/08/14..................     100,000      110,750
            Republic of Venezuela
             Bonds
             9.25% due 09/15/27..................     500,000      612,250
            Russia Federation
             Bonds
             7.75% due 03/31/30*(1)..............     125,000      139,298
            Russian Federation
             Bonds
             7.75% due 03/31/30(1)...............     350,000      390,634
                                                               -----------
          Total Foreign Government Agencies
             (cost $2,725,308)...................                3,001,348
                                                               -----------
          U.S. GOVERNMENT AGENCIES -- 13.1%
          Federal Home Loan Mtg. Corp. -- 7.0%
            Federal Home Loan Mtg. Corp..........
             4.50% due 04/01/19..................   1,673,113    1,616,502
             4.75% due 01/18/11..................     155,000      154,063
             5.00% due 05/01/34..................   1,220,876    1,176,488
             5.00% due 06/01/34..................   1,596,205    1,538,171
             5.00% due 11/01/35..................   1,150,973    1,107,571
             5.50% due 07/01/34..................     662,558      654,698
             5.74% due 08/01/36..................   1,500,000    1,504,679
             6.00% due October TBA...............     976,000      980,270
             6.00% due 12/01/33..................   1,052,436    1,060,932
             6.50% due 03/01/36..................     350,118      356,656
             6.50% due 05/01/36..................   1,000,000    1,018,675
             6.88% due 09/15/10..................     231,000      247,188
             7.00% due 04/01/32..................     188,863      194,393
                                                               -----------
                                                                11,610,286
                                                               -----------
          Federal Home Loan Mtg. Corp. Reference REMIC -- 0.2%
            Series R004, Class AL
             5.13% due 12/15/13...................    247,647      245,576
                                                               -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   -------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES (continued)
   Federal National Mtg. Assoc. -- 4.6%
      5.00% due 07/01/18........................... $  857,639  $    845,085
      5.00% due 08/01/18...........................    384,230       378,605
      5.00% due 07/01/33...........................  1,515,508     1,461,386
      5.50% due 10/01/17...........................    164,661       165,026
      5.50% due 11/01/17...........................    475,133       476,188
      5.50% due 12/01/33...........................  1,053,255     1,040,594
      5.82% due 02/01/36...........................    370,141       370,101
      6.00% due 06/01/17...........................    337,993       343,257
      6.00% due 12/01/33...........................    794,039       799,445
      6.00% due 07/01/34...........................    472,795       476,212
      6.50% due 09/01/10...........................    111,859       113,308
      6.50% due 09/01/32...........................    828,084       846,356
      6.50% due 04/01/34...........................    158,414       161,487
                                                                ------------
                                                                   7,477,050
                                                                ------------
   Federal National Mtg. Assoc. Benchmark REMIC -- 0.3%
      Series 2006-B1, Class AB
       6.00% due 06/25/16..........................    518,197       521,435
                                                                ------------
   Government National Mtg. Assoc. -- 1.0%
      5.50% due 05/15/33...........................    545,563       542,454
      5.50% due 09/15/33...........................    251,201       249,770
      5.50% due 12/15/33...........................    675,686       671,835
      7.50% due 01/15/32...........................    165,800       172,566
                                                                ------------
                                                                   1,636,625
                                                                ------------
   Total U.S. Government Agencies
      (cost $21,844,476)...........................               21,490,972
                                                                ------------
   U.S. GOVERNMENT TREASURIES -- 0.6%
     United States Treasury Bonds
      4.50% due 02/15/36...........................    511,000       489,642
      6.25% due 08/15/23...........................    308,000       357,593
     United States Treasury Notes
      4.50% due 11/15/15...........................    130,000       128,740
                                                                ------------
   Total U.S. Government Treasuries
      (cost $974,208)..............................                  975,975
                                                                ------------
   Total Long-Term Investment Securities
      (cost $156,858,684)..........................              163,729,011
                                                                ------------
   REPURCHASE AGREEMENTS -- 1.2%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 3.00%, dated 09/30/06,
      to be repurchased 10/01/06 in the amount
      of $176,044 and collateralized by $180,000
      of Federal Home Loan Mtg. Notes, bearing
      interest at 6.08%, due 07/26/13 and having
      an approximate value of $182,700.............    176,000       176,000
     State Street Bank & Trust Co.
      Joint Repurchase Agreement(10)...............  1,717,000     1,717,000
                                                                ------------
   Total Repurchase Agreements -- 1.2%
      (cost $1,893,000)............................                1,893,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $158,751,684)(11)......................      101.2%  165,622,011
   Liabilities in excess of other assets...........       (1.2)   (1,927,362)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $163,694,649
                                                    ==========  ============
   Bond & Notes Sold Short -- (0.6%)
   U.S. Government Agencies -- (0.6%)
     Federal Home Loan Mtg. Corp.
      6.50% due October TBA
      (proceeds $(994,147))........................ $ (976,000) $   (993,995)
                                                                ============

--------
+  Non-income producing security.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $7,454,870 representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(2)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30,2006.
(3)Commercial Mortgaged Back Security.
(4)Variable Rate Security -- the rate reflected is as of September 30, 2006, maturity date reflects the stated maturity date.
(5)Fair valued security; see Note 2.
(6)Perpetual maturity -- maturity date reflects the next call date.
(7)Illiquid security
(8)Bond in default
(9)Company has filed Chapter 11 bankruptcy protection.
(10)See Note 2 for details of Joint Repurchase Agreement.
(11)See Note 6 for cost of investment on a tax basis.
(12)To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2006, the Balanced Assets fund held the following restricted security:

                                                          Market
                                                           Value
                 Acquisition Principal Acquisition Market Per Par    % of
   Name             Date      Amount      Cost     Value  Amount  Net Assets
   ----          ----------- --------- ----------- ------ ------- ----------
   Southern
    Energy, Inc.
    7.90% due
    07/15/09....  1/10/2006   150,000      $0        $0     $0        0%

ADR -- American Depository Receipt
REMIC -- RealEstate Mortgage Investments Conducts
TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                  Banks-Commercial....................  24.9%
                  Medical-Drugs.......................  11.2
                  Index Fund..........................   5.5
                  Auto-Cars/Light Trucks..............   4.4
                  Gas-Distribution....................   4.2
                  Applications Software...............   3.6
                  Oil-Field Services..................   3.5
                  Tobacco.............................   3.1
                  Insurance-Multi-line................   2.8
                  Telephone-Integrated................   2.8
                  Chemicals-Diversified...............   2.4
                  Machinery-General Industrial........   2.2
                  Electronic Components-Misc..........   2.1
                  Office Automation & Equipment.......   2.1
                  Electric Products-Misc..............   2.0
                  Building-Heavy Construction.........   2.0
                  Diversified Manufactured Operations.   2.0
                  Athletic Footwear...................   1.8
                  Oil Comp-Integrated.................   1.7
                  Food-Misc...........................   1.6
                  Steel-Producers.....................   1.6
                  Audio/Video Products................   1.6
                  Finance-Leasing Companies...........   1.4
                  Retail-Consumer Electronics.........   1.4
                  Import/Export.......................   1.3
                  Wireless Equipment..................   1.2
                  Food-Retail.........................   1.1
                  Beverages-Non-alcoholic.............   0.9
                  Diversified Minerals................   0.9
                  Insurance-Property/Casualty.........   0.7
                  Electronic Components-Semiconductors   0.6
                  Footwear & Related Apparel..........   0.5
                  Real Estate Operations & Development   0.4
                  Telecom Services....................   0.4
                  Repurchase Agreements...............   0.3
                                                       -----
                                                       100.2%
                                                       =====

--------
* Calculated as a percentage of net assets.
Country Allocation*

                             Japan.........  22.8%
                             France........  18.8
                             Germany.......   8.8
                             United Kingdom   7.7
                             Switzerland...   6.0
                             Spain.........   5.9
                             Italy.........   5.1
                             Australia.....   3.7
                             Norway........   3.6
                             Ireland.......   2.7
                             Greece........   2.6
                             Sweden........   2.3
                             Belgium.......   2.2
                             United States.   2.2
                             Netherlands...   1.7
                             Hong Kong.....   1.0
                             Finland.......   1.2
                             Singapore.....   0.8
                             Korea.........   0.6
                             Cayman Islands   0.5
                                            -----
                                            100.2%
                                            =====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006



                                                                Value
                  Security Description               Shares    (Note 2)
      ------------------------------------------------------------------
      EXCHANGE-TRADED FUNDS -- 5.5%
      France -- 3.6%
        streetTRACKS MSCI Europe+...................  25,200 $  4,126,014
                                                             ------------
      United States -- 1.9%
        iShares MSCI Japan Index Fund............... 160,700    2,175,878
                                                             ------------
      Total Exchange-Traded Funds
         (cost $6,079,307)..........................            6,301,892
                                                             ------------
      COMMON STOCKS -- 94.4%
      Australia -- 3.7%
        BHP Billiton, Ltd...........................  51,800      989,485
        CIH, Ltd....................................  28,600    1,151,681
        QBE Insurance Group, Ltd....................  45,200      825,345
        Woolworths, Ltd.............................  82,880    1,251,469
                                                             ------------
                                                                4,217,980
                                                             ------------
      Belgium -- 2.2%
        KBC Groep NV................................  23,520    2,476,929
                                                             ------------
      Cayman Island -- 0.5%
        Prime Success International Group, Ltd...... 748,000      524,228
                                                             ------------
      China -- 0.0%
        China Merchants Bank Co., Ltd.+.............     879        1,239
                                                             ------------
      Finland -- 1.2%
        Nokia Oyj ADR...............................  69,090    1,360,382
                                                             ------------
      France -- 15.2%
        Alstom+.....................................  28,000    2,533,312
        AXA SA......................................  87,350    3,221,024
        BNP Paribas.................................  38,260    4,116,550
        Renault SA..................................  20,200    2,316,843
        Sanofi-Aventis..............................  33,180    2,953,589
        Vinci SA....................................  20,700    2,304,631
                                                             ------------
                                                               17,445,949
                                                             ------------
      Germany -- 8.8%
        Adidas-Salomon AG...........................  43,800    2,060,557
        Bayer AG....................................  55,020    2,804,680
        Deutsche Bank AG............................  23,800    2,871,891
        Siemens AG..................................  26,400    2,303,186
                                                             ------------
                                                               10,040,314
                                                             ------------
      Greece -- 2.6%
        Coca-Cola Hellenic Bottling Co. SA..........  30,620    1,055,337
        Piraeus Bank SA.............................  74,500    1,930,962
                                                             ------------
                                                                2,986,299
                                                             ------------
      Hong Kong -- 1.0%
        Hong Kong & China Gas Co., Ltd.............. 485,000    1,138,005
        Peregrine Investments Holdings, Ltd.+(2)(3).  91,000            0
                                                             ------------
                                                                1,138,005
                                                             ------------
      Ireland -- 2.7%
        Anglo Irish Bank Corp. PLC.................. 189,110    3,105,424
                                                             ------------
      Italy -- 5.1%
        Saipem SpA.................................. 183,340    3,984,783
        Unicredito Italiano SpA..................... 222,590    1,847,362
                                                             ------------
                                                                5,832,145
                                                             ------------


                                                               Value
                  Security Description              Shares    (Note 2)
       ----------------------------------------------------------------
       Japan -- 22.8%
         Canon, Inc................................  45,700 $  2,383,170
         Casio Computer Co......................... 115,400    2,325,096
         Daiichi Sankyo Co., Ltd...................  62,700    1,778,159
         FANUC, Ltd................................  30,600    2,388,419
         Matsushita Electric Industrial Co., Ltd...  84,000    1,777,778
         Mitsui & Co., Ltd......................... 116,000    1,474,980
         Mizuho Financial Group, Inc...............     257    1,992,906
         Nihon Unisys, Ltd......................... 111,900    2,003,543
         ORIX Corp.................................   5,890    1,628,009
         Sumitomo Metal Industries, Ltd............ 474,000    1,817,752
         Sumitomo Mitsui Financial Group, Inc......     220    2,309,418
         Toyota Motor Corp.........................  50,000    2,717,460
         Yamada Denki Co., Ltd.....................  15,590    1,562,629
                                                            ------------
                                                              26,159,319
                                                            ------------
       Korea -- 0.6%
         Hynix Semiconductor, Inc. GDR+*...........  18,824      739,407
                                                            ------------
       Netherlands -- 1.7%
         Koninklijke Numico NV.....................  41,900    1,886,162
                                                            ------------
       Norway -- 3.6%
         DNB NOR ASA............................... 176,070    2,155,486
         Statoil ASA...............................  84,150    1,988,805
                                                            ------------
                                                               4,144,291
                                                            ------------
       Singapore -- 0.8%
         CapitaLand, Ltd........................... 159,000      505,557
         StarHub, Ltd.............................. 306,857      434,710
                                                            ------------
                                                                 940,267
                                                            ------------
       Spain -- 5.9%
         Banco Bilbao Vizcaya Argentaria SA........ 133,290    3,084,587
         Enagas.................................... 150,140    3,638,260
                                                            ------------
                                                               6,722,847
                                                            ------------
       Sweden -- 2.3%
         Skandinaviska Enskilda Banken AB, Class A.  98,700    2,653,316
                                                            ------------
       Switzerland -- 6.0%
         Novartis AG...............................  53,000    3,094,086
         Roche Holding AG..........................  21,810    3,770,900
                                                            ------------
                                                               6,864,986
                                                            ------------
       United Kingdom -- 7.7%
         British America Tobacco PLC............... 133,390    3,606,431
         BT Group PLC.............................. 630,900    3,165,793
         The Sage Group PLC........................ 446,800    2,101,873
                                                            ------------
                                                               8,874,097
                                                            ------------
       United States -- 0.0%
         Softbrands, Inc.+.........................      40           68
                                                            ------------
       Total Common Stock
          (cost $98,699,613).......................          108,113,654
                                                            ------------
       Total Long-Term Investment Securities
          (cost $104,778,920)......................          114,415,546
                                                            ------------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)



                                                     Principal    Value
                                                      Amount     (Note 2)
                                                               ------------
   REPURCHASE AGREEMENT -- 0.3%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 3.00%, dated 09/29/06, to
      be repurchased 10/02/06 in the amount of
      $399,100 and collateralized by $400,000 of
      Federal National Mtg. Notes, bearing interest
      at 6.13%, due 08/17/26 and having an
      approximate value of $412,000
      (cost $399,000)............................... $399,000  $    399,000
                                                               ------------
   TOTAL INVESTMENTS --
      (cost $105,177,920)(1)........................    100.2%  114,814,546
   Liabilities in excess of other assets............     (0.2)     (257,314)
                                                     --------  ------------
   NET ASSETS --                                        100.0% $114,557,232
                                                     ========  ============

--------
+  Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $739,407 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)See Note 6 for cost of investments on a tax basis
(2)Fair valued security. See Note 2
(3)Illiquid security
ADR -- AmericanDepository Receipt
GDR -- GlobalDepository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

                 Finance-Investment Banker/Broker......  13.8%
                 Banks-Super Regional..................  10.6
                 Oil Comp-Integrated...................   8.6
                 Diversified Manufactured Operations...   8.0
                 Telephone-Integrated..................   6.5
                 Multimedia............................   4.5
                 Electric-Integrated...................   4.4
                 Insurance-Multi-line..................   4.0
                 Repurchase Agreement..................   3.7
                 Medical-Drugs.........................   2.7
                 Oil Companies-Exploration & Production   2.6
                 Cosmetics & Toiletries................   2.1
                 Finance-Credit Card...................   2.1
                 Insurance-Property/Casualty...........   2.1
                 Banks-Fiduciary.......................   2.0
                 Food-Misc.............................   2.0
                 Medical Products......................   2.0
                 Tobacco...............................   1.9
                 Wireless Equipment....................   1.8
                 Retail-Building Products..............   1.6
                 Cellular Telecom......................   1.5
                 Oil Refining & Marketing..............   1.5
                 Retail-Discount.......................   1.5
                 Beverages-Non-alcoholic...............   1.4
                 Chemicals-Diversified.................   1.4
                 Electric Products-Misc................   1.4
                 Industrial Gases......................   1.4
                 Medical-HMO...........................   1.3
                 Oil-Field Services....................   1.0
                 Retail-Restaurants....................   1.0
                                                        -----
                                                        100.4%
                                                        =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006

                                                              Value
                   Security Description             Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCKS -- 96.7%
        Banks-Fiduciary -- 2.0%
          Bank of New York Co., Inc................ 127,500 $ 4,495,650
                                                            -----------
        Banks-Super Regional -- 10.6%
          Bank of America Corp..................... 188,900  10,119,373
          US Bancorp............................... 137,500   4,567,750
          Wachovia Corp............................  84,900   4,737,420
          Wells Fargo & Co......................... 125,000   4,522,500
                                                            -----------
                                                             23,947,043
                                                            -----------
        Beverages-Non-alcoholic -- 1.4%
          PepsiCo, Inc.............................  50,000   3,263,000
                                                            -----------
        Cellular Telecom -- 1.5%
          Vodafone Group PLC ADR................... 145,600   3,328,416
                                                            -----------
        Chemicals-Diversified -- 1.4%
          Dow Chemical Co..........................  82,800   3,227,544
                                                            -----------
        Cosmetics & Toiletries -- 2.1%
          Procter & Gamble Co......................  75,600   4,685,688
                                                            -----------
        Diversified Manufactured Operations -- 8.0%
          3M Co....................................  62,000   4,614,040
          General Electric Co...................... 195,100   6,887,030
          ITT Industries, Inc...................... 128,800   6,603,576
                                                            -----------
                                                             18,104,646
                                                            -----------
        Electric Products-Misc. -- 1.4%
          Emerson Electric Co......................  36,900   3,094,434
                                                            -----------
        Electric-Integrated -- 4.4%
          Duke Energy Corp......................... 108,500   3,276,700
          Exelon Corp..............................  53,900   3,263,106
          The Southern Co..........................  97,400   3,356,404
                                                            -----------
                                                              9,896,210
                                                            -----------
        Finance-Credit Card -- 2.1%
          American Express Co......................  85,900   4,817,272
                                                            -----------
        Finance-Investment Banker/Broker -- 13.8%
          Bear Stearns Cos., Inc...................  23,800   3,334,380
          Citigroup, Inc........................... 206,600  10,261,822
          JPMorgan Chase & Co...................... 170,300   7,997,288
          Merrill Lynch & Co., Inc.................  60,000   4,693,200
          Morgan Stanley...........................  66,000   4,812,060
                                                            -----------
                                                             31,098,750
                                                            -----------
        Food-Misc. -- 2.0%
          General Mills, Inc.......................  81,000   4,584,600
                                                            -----------
        Industrial Gases -- 1.4%
          Air Products and Chemicals, Inc..........  47,800   3,172,486
                                                            -----------
        Insurance-Multi-line -- 4.0%
          Allstate Corp............................  64,800   4,064,904
          Metlife, Inc.............................  85,900   4,868,812
                                                            -----------
                                                              8,933,716
                                                            -----------
        Insurance-Property/Casualty -- 2.1%
          Chubb Corp...............................  90,200   4,686,792
                                                            -----------
        Medical Products -- 2.0%
          Johnson & Johnson........................  70,500   4,578,270
                                                            -----------
        Medical-Drugs -- 2.7%
          Pfizer, Inc.............................. 213,000   6,040,680
                                                            -----------

                                                Shares/
                                               Principal     Value
                Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        Medical-HMO -- 1.3%
          Aetna, Inc.........................     72,000  $  2,847,600
                                                          ------------
        Multimedia -- 4.5%
          News Corp., Class A................    278,500     5,472,525
          Time Warner, Inc...................    255,000     4,648,650
                                                          ------------
                                                            10,121,175
                                                          ------------
        Oil Comp-Integrated -- 8.6%
          Chevron Corp.......................     96,700     6,271,962
          ConocoPhillips.....................     78,500     4,673,105
          Exxon Mobil Corp...................    126,000     8,454,600
                                                          ------------
                                                            19,399,667
                                                          ------------
        Oil Companies-Exploration & Production -- 2.6%
          Anadarko Petroleum Corp............     69,600     3,050,568
          XTO Energy, Inc....................     66,300     2,793,219
                                                          ------------
                                                             5,843,787
                                                          ------------
        Oil Refining & Marketing -- 1.5%
          Valero Energy Corp.................     64,100     3,299,227
                                                          ------------
        Oil-Field Services -- 1.0%
          Schlumberger, Ltd..................     37,600     2,332,328
                                                          ------------
        Retail-Building Products -- 1.6%
          Home Depot, Inc....................     96,600     3,503,682
                                                          ------------
        Retail-Discount -- 1.5%
          Wal-Mart Stores, Inc...............     71,000     3,501,720
                                                          ------------
        Retail-Restaurants -- 1.0%
          McDonald's Corp....................     59,700     2,335,464
                                                          ------------
        Telephone-Integrated -- 6.5%
          AT&T, Inc..........................    113,000     3,679,280
          BellSouth Corp.....................     77,100     3,296,025
          Sprint Corp........................    184,600     3,165,890
          Verizon Communications, Inc........    123,100     4,570,703
                                                          ------------
                                                            14,711,898
                                                          ------------
        Tobacco -- 1.9%
          Altria Group, Inc..................     57,000     4,363,350
                                                          ------------
        Wireless Equipment -- 1.8%
          Motorola, Inc......................    161,800     4,045,000
                                                          ------------
        Total Long-Term Investment Securities
           (cost $198,381,140)...............              218,260,095
                                                          ------------
        REPURCHASE AGREEMENT -- 3.7%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement
           (cost $8,402,000)(1).............. $8,402,000     8,402,000
                                                          ------------
        TOTAL INVESTMENTS --
           (cost $206,783,140)(2)............      100.4%  226,662,095
        Liabilities in excess of other assets       (0.4)     (957,326)
                                              ----------  ------------
        NET ASSETS --                              100.0% $225,704,769
                                              ==========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 6 for cost of investment on a tax basis.
ADR-- American Depository Receipt

See Notes to Financial Statements

        SunAmerica Biotech/Health Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)


Industry Allocation*

                   Medical-Biomedical/Gene............ 28.4%
                   Medical-Drugs...................... 20.6
                   Repurchase Agreement...............  8.0
                   Medical-HMO........................  5.8
                   Medical-Generic Drugs..............  5.0
                   Drug Delivery Systems..............  4.1
                   Pharmacy Services..................  3.8
                   Disposable Medical Products........  3.5
                   Medical Instruments................  3.4
                   Therapeutics.......................  3.3
                   Medical Products...................  2.8
                   Medical-Wholesale Drug Distribution  2.8
                   Physicians Practice Management.....  2.6
                   Retail-Drug Store..................  0.9
                                                       ----
                                                       95.0%
                                                       ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Biotech/Health Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006



                                                              Value
                    Security Description             Shares  (Note 2)
         ------------------------------------------------------------
         COMMON STOCKS -- 87.0%
         Disposable Medical Products -- 3.5%
           C.R. Bard, Inc........................... 11,400 $  855,000
                                                            ----------
         Drug Delivery Systems -- 4.1%
           Andrx Corp.+............................. 26,300    642,509
           Noven Pharmaceuticals, Inc.+............. 15,500    373,860
                                                            ----------
                                                             1,016,369
                                                            ----------
         Medical Instruments -- 3.4%
           Medtronic, Inc........................... 18,200    845,208
                                                            ----------
         Medical Products -- 2.8%
           Johnson & Johnson........................ 10,400    675,376
                                                            ----------
         Medical-Biomedical/Gene -- 28.4%
           Amgen, Inc.+............................. 20,300  1,452,059
           Biogen Idec, Inc.+....................... 15,300    683,604
           Coley Pharmaceutical Group, Inc.+........ 24,000    274,080
           Genentech, Inc.+.........................  6,400    529,280
           Genzyme Corp.+........................... 23,400  1,578,798
           Invitrogen Corp.+........................  6,400    405,824
           Keryx Biopharmaceuticals, Inc.+.......... 21,000    248,430
           MedImmune, Inc.+......................... 19,700    575,437
           Myriad Genetics, Inc.+................... 24,100    594,065
           Nektar Therapeutics+..................... 43,800    631,158
                                                            ----------
                                                             6,972,735
                                                            ----------
         Medical-Drugs -- 20.6%
           Abbott Laboratories...................... 24,100  1,170,296
           Eli Lilly & Co...........................  4,200    239,400
           Novartis AG ADR.......................... 18,600  1,086,984
           Pfizer, Inc.............................. 31,800    901,848
           Schering-Plough Corp..................... 56,900  1,256,921
           Wyeth....................................  7,800    396,552
                                                            ----------
                                                             5,052,001
                                                            ----------
         Medical-Generic Drugs -- 5.0%
           Barr Pharmaceuticals, Inc.+.............. 14,200    737,548
           Teva Pharmaceutical Industries, Ltd. ADR. 14,100    480,669
                                                            ----------
                                                             1,218,217
                                                            ----------

                                                    Shares/
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      Medical-HMO -- 5.8%
        Centene Corp.+...........................     25,800  $   424,152
        Coventry Health Care, Inc.+..............      6,800      350,336
        UnitedHealth Group, Inc..................     13,300      654,360
                                                              -----------
                                                                1,428,848
                                                              -----------
      Medical-Wholesale Drug Distribution -- 2.8%
        Cardinal Health, Inc.....................     10,500      690,270
                                                              -----------
      Pharmacy Services -- 3.8%
        Caremark Rx, Inc.........................     16,400      929,388
                                                              -----------
      Physicians Practice Management -- 2.6%
        Matria Healthcare, Inc.+.................     23,000      639,170
                                                              -----------
      Retail-Drug Store -- 0.9%
        Allion Healthcare, Inc.+.................     50,400      210,672
                                                              -----------
      Therapeutics -- 3.3%
        Altus Pharmaceuticals, Inc.+.............     17,000      271,490
        BioMarin Pharmaceutical, Inc.+...........     38,300      545,009
                                                              -----------
                                                                  816,499
                                                              -----------
      Total Long-Term Investment Securities
         (cost $21,306,653)......................              21,349,753
                                                              -----------
      REPURCHASE AGREEMENT -- 8.0%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement
         (cost $1,978,000)(1).................... $1,978,000    1,978,000
                                                              -----------
      TOTAL INVESTMENTS --
         (cost $23,284,653)(2)...................       95.0%  23,327,753
      Other assets less liabilities..............        5.0    1,220,509
                                                  ----------  -----------
      NET ASSETS --                                    100.0% $24,548,262
                                                  ==========  ===========

--------
+    Non-income producing security
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  See Note 6 for cost of investment on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        Tax Managed Equity Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)


Industry Allocation*

                    Semiconductor Equipment...........  8.2%
                    Drug Delivery Systems.............  7.2
                    Aerospace/Defense.................  6.9
                    Banks-Super Regional..............  6.1
                    Finance-Investment Banker/Broker..  6.1
                    Insurance-Multi-line..............  5.0
                    Oil Comp-Integrated...............  4.5
                    Medical-Drugs.....................  3.8
                    Linen Supply & Related Items......  2.8
                    Electronic Measurement Instruments  2.6
                    Enterprise Software/Service.......  2.6
                    Casino Services...................  2.5
                    Health Care Cost Containment......  2.5
                    Metal Processors & Fabrication....  2.4
                    Real Estate Investment Trusts.....  2.4
                    Aerospace/Defense-Equipment.......  2.3
                    Beverages-Non-alcoholic...........  2.3
                    Electric-Integrated...............  2.3
                    Medical-Biomedical/Gene...........  2.2
                    Retail-Consumer Electronics.......  2.1
                    Food-Misc.........................  2.0
                    Invest Management/Advisor Services  1.4
                    Telephone-Integrated..............  1.4
                    Computers.........................  1.3
                    Electric-Generation...............  1.3
                    Retail-Restaurants................  1.3
                    Disposable Medical Products.......  1.2
                    Internet Security.................  1.2
                    Medical-HMO.......................  1.2
                    Medical-Nursing Homes.............  1.2
                    Food-Wholesale/Distribution.......  1.1
                    Human Resources...................  1.1
                    Insurance-Property/Casualty.......  1.1
                    Networking Products...............  1.1
                    Telecom Equipment-Fiber Optics....  1.1
                    Entertainment Software............  1.0
                                                       ----
                                                       96.8%
                                                       ====

--------
* Calculated as a percentage of net assets.

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006

                                                              Value
                    Security Description            Shares   (Note 2)
         -------------------------------------------------------------
         COMMON STOCKS -- 96.8%
         Aerospace/Defense -- 6.9%
           General Dynamics Corp...................  20,000 $1,433,400
           The Boeing Co...........................  33,300  2,625,705
                                                            ----------
                                                             4,059,105
                                                            ----------
         Aerospace/Defense-Equipment -- 2.3%
           Alliant Techsystems, Inc.+..............  16,600  1,345,596
                                                            ----------
         Banks-Super Regional -- 6.1%
           Bank of America Corp....................  41,300  2,212,441
           US Bancorp..............................  21,000    697,620
           Wachovia Corp...........................  12,000    669,600
                                                            ----------
                                                             3,579,661
                                                            ----------
         Beverages-Non-alcoholic -- 2.3%
           Coca-Cola Co............................  30,000  1,340,400
                                                            ----------
         Casino Services -- 2.5%
           International Game Technology...........  36,000  1,494,000
                                                            ----------
         Computers -- 1.3%
           Apple Computer, Inc.+...................  10,000    770,300
                                                            ----------
         Disposable Medical Products -- 1.2%
           Merit Medical Systems, Inc.+............  50,000    679,000
                                                            ----------
         Drug Delivery Systems -- 7.2%
           Noven Pharmaceuticals, Inc.+............ 175,000  4,221,000
                                                            ----------
         Electric-Generation -- 1.3%
           The AES Corp.+..........................  37,000    754,430
                                                            ----------
         Electric-Integrated -- 2.3%
           Duke Energy Corp........................  22,000    664,400
           Exelon Corp.............................  11,000    665,940
                                                            ----------
                                                             1,330,340
                                                            ----------
         Electronic Measurement Instruments -- 2.6%
           Itron, Inc.+............................  27,400  1,528,920
                                                            ----------
         Enterprise Software/Service -- 2.6%
           Oracle Corp.+...........................  86,000  1,525,640
                                                            ----------
         Entertainment Software -- 1.0%
           Electronic Arts, Inc.+..................  11,000    612,480
                                                            ----------
         Finance-Investment Banker/Broker -- 6.1%
           Citigroup, Inc..........................  40,300  2,001,701
           Merrill Lynch & Co., Inc................  20,000  1,564,400
                                                            ----------
                                                             3,566,101
                                                            ----------
         Food-Misc. -- 2.0%
           Kellogg Co..............................  24,300  1,203,336
                                                            ----------
         Food-Wholesale/Distribution -- 1.1%
           Sysco Corp..............................  20,000    669,000
                                                            ----------
         Health Care Cost Containment -- 2.5%
           McKesson Corp...........................  28,000  1,476,160
                                                            ----------
         Human Resources -- 1.1%
           AMN Healthcare Services, Inc.+..........  27,000    641,250
                                                            ----------
         Insurance-Multi-line -- 5.0%
           Allstate Corp...........................  24,000  1,505,520
           Metlife, Inc............................  25,000  1,417,000
                                                            ----------
                                                             2,922,520
                                                            ----------
         Insurance-Property/Casualty -- 1.1%
           Chubb Corp..............................  13,000    675,480
                                                            ----------

                                                                  Value
                   Security Description                 Shares   (Note 2)
    ----------------------------------------------------------------------
    Internet Security -- 1.2%
      Symantec Corp.+.................................. 32,000  $   680,960
                                                                -----------
    Invest Management/Advisor Services -- 1.4%
      Legg Mason, Inc..................................  8,000      806,880
                                                                -----------
    Linen Supply & Related Items -- 2.8%
      Cintas Corp...................................... 40,000    1,633,200
                                                                -----------
    Medical-Biomedical/Gene -- 2.2%
      Amgen, Inc.+..................................... 10,000      715,300
      MedImmune, Inc.+................................. 20,000      584,200
                                                                -----------
                                                                  1,299,500
                                                                -----------
    Medical-Drugs -- 3.8%
      Merck & Co., Inc................................. 36,000    1,508,400
      Schering-Plough Corp............................. 34,000      751,060
                                                                -----------
                                                                  2,259,460
                                                                -----------
    Medical-HMO -- 1.2%
      WellPoint, Inc.+.................................  9,000      693,450
                                                                -----------
    Medical-Nursing Homes -- 1.2%
      Manor Care, Inc.................................. 14,000      731,920
                                                                -----------
    Metal Processors & Fabrication -- 2.4%
      Precision Castparts Corp......................... 22,000    1,389,520
                                                                -----------
    Networking Products -- 1.1%
      Atheros Communications, Inc.+.................... 36,000      652,680
                                                                -----------
    Oil Comp-Integrated -- 4.5%
      Chevron Corp..................................... 10,000      648,600
      Exxon Mobil Corp................................. 30,000    2,013,000
                                                                -----------
                                                                  2,661,600
                                                                -----------
    Real Estate Investment Trusts -- 2.4%
      Archstone-Smith Trust............................ 26,000    1,415,440
                                                                -----------
    Retail-Consumer Electronics -- 2.1%
      Best Buy Co., Inc................................ 23,400    1,253,304
                                                                -----------
    Retail-Restaurants -- 1.3%
      McDonald's Corp.................................. 19,000      743,280
                                                                -----------
    Semiconductor Equipment -- 8.2%
      Lam Research Corp.+.............................. 13,000      589,290
      Rudolph Technologies, Inc.+...................... 68,000    1,246,440
      Varian Semiconductor Equipment Associates, Inc.+. 82,000    3,009,400
                                                                -----------
                                                                  4,845,130
                                                                -----------
    Telecom Equipment-Fiber Optics -- 1.1%
      Corning, Inc.+................................... 27,000      659,070
                                                                -----------
    Telephone-Integrated -- 1.4%
      AT&T, Inc........................................ 25,000      814,000
                                                                -----------
    Total Long-Term Investment Securities
       (cost $53,960,658)..............................          56,934,113
                                                                -----------
    TOTAL INVESTMENTS --
       (cost $53,960,658)(1)...........................   96.8%  56,934,113
    Other assets less liabilities......................    3.2    1,845,025
                                                        ------  -----------
    NET ASSETS --                                        100.0% $58,779,138
                                                        ======  ===========

--------
+  Non-income producing security.
(1)See Note 6 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited)

Industry Allocation*

               Banks-Commercial............................. 4.0%
               Finance-Investment Banker/Broker............. 2.6
               Auto/Truck Parts & Equipment-Original........ 2.4
               Building & Construction Products-Misc........ 2.3
               Machinery-General Industrial................. 2.2
               Miscellaneous Manufacturing.................. 2.1
               Transport-Truck.............................. 2.1
               Medical-Drugs................................ 2.1
               Building & Construction-Misc................. 2.1
               Computers-Integrated Systems................. 2.0
               Time Deposits................................ 1.9
               Medical Instruments.......................... 1.8
               Apparel Manufacturers........................ 1.8
               Real Estate Operations & Development......... 1.7
               Office Automation & Equipment................ 1.7
               Medical Products............................. 1.6
               Financial Guarantee Insurance................ 1.5
               Consulting Services.......................... 1.4
               Transport-Services........................... 1.4
               Brewery...................................... 1.4
               Food-Misc.................................... 1.3
               Retail-Consumer Electronics.................. 1.3
               Retail-Misc./Diversified..................... 1.2
               Retail-Building Products..................... 1.2
               Audio/Video Products......................... 1.2
               Computers.................................... 1.1
               Finance-Leasing Companies.................... 1.1
               Cosmetics & Toiletries....................... 1.1
               Engineering/R&D Services..................... 1.1
               Television................................... 1.1
               Retail-Pubs.................................. 1.1
               Footwear & Related Apparel................... 1.1
               Retail-Restaurants........................... 1.1
               Diversified Financial Services............... 1.1
               Chemicals-Other.............................. 1.0
               Machinery-Construction & Mining.............. 1.0
               E-Services/Consulting........................ 0.9
               Telecommunication Equipment.................. 0.9
               Appliances................................... 0.9
               Oil-Field Services........................... 0.9
               Electric-Integrated.......................... 0.9
               Semiconductors Components-Integrated Circuits 0.9
               Building-Residential/Commercial.............. 0.9
               Food-Flour & Grain........................... 0.9
               Resorts/Theme Parks.......................... 0.9
               Gambling (Non-Hotel)......................... 0.9
               Invest Management/Advisor Services........... 0.8
               Environmental Monitoring & Detection......... 0.8
               Electric-Distribution........................ 0.8
               Retail-Automobile............................ 0.8
               Retail-Discount.............................. 0.8
               Travel Services.............................. 0.8

                   Diversified Minerals...............  0.8%
                   Internet Connectivity Services.....  0.8
                   E-Commerce/Services................  0.8
                   Chemicals-Specialty................  0.8
                   Beverages-Non-alcoholic............  0.8
                   Finance-Other Services.............  0.8
                   Retail-Bookstore...................  0.7
                   Cellular Telecom...................  0.7
                   Rubber/Plastic Products............  0.7
                   Electronics-Military...............  0.7
                   Medical-Hospitals..................  0.7
                   Commercial Services................  0.7
                   Gold Mining........................  0.7
                   Direct Marketing...................  0.6
                   Auto-Cars/Light Trucks.............  0.6
                   Medical-Biomedical/Gene............  0.6
                   Engines-Internal Combustion........  0.6
                   Computer Data Security.............  0.6
                   Machinery-Electrical...............  0.6
                   Motion Pictures & Services.........  0.6
                   Textile-Products...................  0.6
                   Recreational Centers...............  0.5
                   Computer Services..................  0.5
                   Protection/Safety..................  0.5
                   Oil Field Machinery & Equipment....  0.5
                   Electronic Parts Distribution......  0.5
                   Building-Maintenance & Services....  0.5
                   Internet Content-Information/News..  0.5
                   Electronic Components-Misc.........  0.5
                   Machinery-Material Handling........  0.5
                   Coatings/Paint.....................  0.5
                   Beverages-Wine/Spirits.............  0.5
                   Human Resources....................  0.4
                   Leisure Products...................  0.4
                   Transport-Marine...................  0.4
                   Non-Ferrous Metals.................  0.4
                   Printing-Commercial................  0.4
                   Chemicals-Diversified..............  0.3
                   Medical-Generic Drugs..............  0.3
                   Electronic Connectors..............  0.3
                   Medical-Wholesale Drug Distribution  0.3
                   Applications Software..............  0.2
                   Entertainment Software.............  0.2
                   Shipbuilding.......................  0.2
                   Rental Auto/Equipment..............  0.2
                   Retail-Apparel/Shoe................  0.2
                   Circuit Boards.....................  0.1
                   Schools............................  0.1
                                                       ----
                                                       96.4%
                                                       ====

--------
* Calculated as a percentage of net assets.

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- September 30, 2006 -- (unaudited) (continued)

Country Allocation*

                              Japan......... 31.9%
                              Germany.......  9.4
                              Sweden........  8.7
                              France........  6.0
                              United Kingdom  5.5
                              Denmark.......  5.4
                              Australia.....  3.0
                              Italy.........  2.9
                              Greece........  2.9
                              Ireland.......  2.5
                              Switzerland...  2.2
                              Bermuda.......  2.1
                              Singapore.....  2.0
                              United States.  1.9
                              Spain.........  1.6
                              Finland.......  1.5
                              Norway........  1.4
                              Korea.........  1.3
                              Cayman Islands  1.3
                              Hong Kong.....  0.8
                              Taiwan........  0.6
                              Austria.......  0.6
                              Indonesia.....  0.5
                              Thailand......  0.3
                              Malaysia......  0.1
                                             ----
                                             96.4%
                                             ====

--------
* Calculated as a percentage of net assets.

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006

                                                                 Value
                   Security Description                Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK - 92.7%
      Australia -- 3.0%
        Bradken, Ltd.................................   26,826 $   119,960
        Independence Group NL........................   66,690     198,816
        JB Hi-Fi, Ltd................................   73,264     283,393
        Sino Gold, Ltd.+.............................   53,313     166,884
                                                               -----------
                                                                   769,053
                                                               -----------
      Austria -- 0.6%
        Andritz AG...................................      961     146,597
                                                               -----------
      Bermuda -- 2.1%
        Celestial Nutrifoods, Ltd.+..................  235,000     227,861
        Integrated Distribution Services Group, Ltd..   77,000     142,720
        Synear Food Holdings, Ltd.+..................   26,000      16,861
        Texwinca Holdings, Ltd.......................   18,000     142,430
                                                               -----------
                                                                   529,872
                                                               -----------
      Cayman Islands -- 1.3%
        Kingboard Chemical Holdings, Ltd.............   73,500     266,050
        The9, Ltd. ADR+..............................    2,800      59,920
                                                               -----------
                                                                   325,970
                                                               -----------
      Denmark -- 5.4%
        Bang & Olufsen A/S...........................    2,770     297,264
        DSV A/S......................................    1,989     347,746
        FLSmidth & Co A/S............................    5,170     239,602
        Genmab A/S+..................................    3,720     155,004
        Royal UNIBREW A/S............................    3,020     352,856
                                                               -----------
                                                                 1,392,472
                                                               -----------
      Finland -- 1.5%
        Cargotec Corp................................    5,061     214,155
        Ramirent Oyj.................................    1,010      43,558
        YIT Oyj......................................    5,760     133,444
                                                               -----------
                                                                   391,157
                                                               -----------
      France -- 6.0%
        Alten+.......................................    4,220     133,779
        Euler Hermes SA..............................    3,160     376,261
        Groupe Steria SCA............................    4,000     213,033
        Icade+.......................................    4,850     242,619
        Kaufman & Broad SA...........................    2,460     145,832
        Neopost SA...................................    3,600     429,565
                                                               -----------
                                                                 1,541,089
                                                               -----------
      Germany -- 7.6%
        Bauer AG+....................................    5,700     151,641
        ElringKlinger AG.............................    7,085     363,858
        Fielmann AG..................................    6,580     316,646
        Grenkeleasing AG.............................    2,241     128,729
        Pfleiderer AG................................    7,650     183,729
        Rational AG..................................    1,250     240,216
        Thielert AG+.................................    5,240     152,892
        Washtec AG+..................................    7,230     115,517
        Wincor Nixdorf AG............................    1,980     287,857
                                                               -----------
                                                                 1,941,085
                                                               -----------

                                                               Value
                  Security Description               Shares   (Note 2)
       ----------------------------------------------------------------
       Greece -- 2.9%
         Hellenic Exchanges Holding SA.............   12,140 $   192,427
         Marfin Financial Group SA Holdings........    6,820     268,091
         Piraeus Bank SA...........................   10,472     271,423
                                                             -----------
                                                                 731,941
                                                             -----------
       Hong Kong -- 0.8%
         Singamas Container Holdings, Ltd..........  380,000     199,983
                                                             -----------
       Indonesia -- 0.5%
         United Tractors Tbk PT....................  199,500     130,837
                                                             -----------
       Ireland -- 2.5%
         Grafton Group PLC+(2).....................   22,640     298,570
         Iaws Group PLC, Class A...................   13,180     245,179
         Kingspan Group PLC........................    4,650      95,522
                                                             -----------
                                                                 639,271
                                                             -----------
       Italy -- 2.9%
         ASM.......................................   46,680     229,519
         Digital Multimedia Technologies SpA+......    4,070     241,585
         Tod's SpA.................................    3,450     272,767
                                                             -----------
                                                                 743,871
                                                             -----------
       Japan -- 31.9%
         Amano Corp................................    3,900      49,986
         Asahi Soft Drinks Co, Ltd.................   13,000     192,593
         Chugoku Marine Paints, Ltd................   20,000     115,132
         Culture Convenience Club Co, Ltd..........   19,500     190,006
         Daikoku Denki Co, Ltd.....................    4,600     111,568
         Dena Co, Ltd.+............................       41     112,457
         Disco Corp................................    2,400     147,302
         Don Quijote Co, Ltd.......................    9,700     205,291
         EDION Corp................................    2,800      48,000
         en-japan, Inc.............................       18      83,962
         Exedy Corp................................    4,700     127,323
         Fujimi, Inc...............................    3,100      87,653
         Fullcast Co, Ltd..........................       37     112,762
         Harmonic Drive Systems, Inc...............       11      55,687
         HIS Co, Ltd...............................    7,900     199,966
         Hisamitsu Pharmaceutical Co., Inc.........    7,000     193,778
         Hitachi Systems & Services, Ltd...........    8,200     159,314
         Iriso Electronics Co, Ltd.................    1,800      66,895
         Japan Aviation Electronics Industry, Ltd..   12,000     169,854
         Kaga Electronics Co, Ltd..................    6,700     125,634
         Kakaku.com, Inc...........................       37     119,340
         Kenedix, Inc..............................       38     211,996
         Kyoritsu Maintenance Co., Ltd.............    5,160     119,472
         Kyoto Kimono Yuzen Co, Ltd................       31      39,890
         Kyowa Exeo Corp...........................   15,000     156,698
         La Parler Co, Ltd.........................       16      44,292
         Lintec Corp...............................    8,200     189,858
         Milbon Co, Ltd............................    3,400     116,859
         Miraca Holdings, Inc......................    6,200     153,786
         Modec, Inc................................    5,600     116,148
         Moshi Moshi Hotline, Inc..................    4,350     163,873
         Nabtesco Corp.............................   11,000     124,783
         Nichias Corp..............................   18,000     126,629
         Nippon Chemiphar Co, Ltd.+................   12,000      69,079
         Nissha Printing Co, Ltd...................    2,000      90,751
         Obic Co, Ltd..............................      820     173,337

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2006 -- (continued)

                                                                   Value
                   Security Description                  Shares   (Note 2)
    -----------------------------------------------------------------------
    Japan (continued)
      Oenon Holdings, Inc..............................   31,000 $   114,946
      Okasan Holdings, Inc.............................   17,000     149,960
      OKUMA Corp.......................................   15,000     132,698
      Otsuka Corp......................................    1,700     180,758
      Park24 Co, Ltd...................................    5,100     167,517
      Pigeon Corp......................................    4,200      72,000
      Renaissance, Inc.................................    8,000     140,190
      Resorttrust, Inc.................................    7,700     224,889
      Sankyu, Inc......................................   18,000     103,467
      Sasebo Heavy Industries Co., Ltd.+...............   15,000      41,016
      SBS Holdings, Inc................................       27      82,286
      Secom Techno Service Co, Ltd.....................    3,000     132,063
      Shin-Etsu Polymer Co., Ltd.......................   11,700     168,183
      St Marc Holdings Co., Ltd........................    2,100     134,222
      Star Micronics Co., Ltd..........................    6,200     117,833
      Sysmex Corp......................................    4,100     156,190
      Taiyo Ink Manufacturing Co., Ltd.................      100       5,553
      Teikoku Piston Ring Co., Ltd.....................   13,700     143,234
      Telepark Corp....................................       74     186,684
      The Japan Steel Works, Ltd.......................   17,000     116,284
      The Kagoshima Bank, Ltd..........................    7,000      51,437
      The Yamaguchi Bank, Ltd.(3)......................    4,000      55,907
      Toho Pharmaceutical Co., Ltd.....................    3,700      66,091
      Tokyo Individualized Educational Institute, Inc..   13,000      33,016
      Toyo Tanso Co, Ltd...............................    1,800     122,819
      Tsumura & Co.....................................    8,000     184,889
      UFJ Central Leasing Co, Ltd......................    3,300     151,136
      Unicharm Petcare Corp............................    1,300      53,266
      USS Co, Ltd......................................    3,200     205,613
      Works Applications Co., Ltd.+....................      103      63,217
                                                                 -----------
                                                                   8,129,318
                                                                 -----------
    Korea -- 1.3%
      Amorepacific Corp.+..............................       96      44,639
      CJ Internet Corp.................................    5,940     146,891
      Core Logic, Inc..................................    1,170      37,898
      Korea Zinc Co, Ltd...............................    1,070      96,682
                                                                 -----------
                                                                     326,110
                                                                 -----------
    Malaysia -- 0.1%
      Wellcall Holdings Bhd............................   25,300      13,446
                                                                 -----------
    Norway -- 1.4%
      ProSafe ASA......................................    3,770     231,054
      Sevan Marine ASA+................................   23,770     125,650
                                                                 -----------
                                                                     356,704
                                                                 -----------
    Singapore -- 2.0%
      China Kangda Food Co, Ltd.+(3)...................    3,000         869
      Cosco Corp Singapore, Ltd........................  103,000     107,653
      Raffles Medical Group, Ltd.......................  288,000     168,638
      SembCorp Marine, Ltd.............................    8,000      16,824
      Singapore Food Industries, Ltd...................   44,000      25,210
      The Ascott Group, Ltd............................  313,000     201,014
                                                                 -----------
                                                                     520,208
                                                                 -----------
    Spain -- 1.6%
      Banco Pastor SA..................................   14,340     219,661
      Mecalux SA.......................................    5,770     196,818
                                                                 -----------
                                                                     416,479
                                                                 -----------

                                                          Shares/
                                                         Principal   Value
                  Security Description                    Amount    (Note 2)
 ----------------------------------------------------------------------------
 Sweden -- 8.7%
   D Carnegie AB........................................   19,440  $   409,855
   Elekta AB, Series B..................................   16,395      308,742
   JM AB................................................   11,970      210,304
   Modern Times Group AB, Class B+......................    5,320      275,142
   Munters AB...........................................    5,380      208,500
   Protect Data AB......................................    8,880      151,471
   Q-Med AB.............................................   20,160      287,483
   RaySearch Laboratories AB+...........................    6,530      116,732
   Transcom WorldWide S, Class B SDR....................   24,540      241,946
                                                                   -----------
                                                                     2,210,175
                                                                   -----------
 Switzerland -- 2.2%
   Banque Cantonale Vaudoise............................    1,100      442,041
   Financiere Tradition.................................      940      117,195
                                                                   -----------
                                                                       559,236
                                                                   -----------
 Taiwan -- 0.6%
   Sanyang Industrial Co., Ltd..........................  302,000      155,117
                                                                   -----------
 Thailand -- 0.3%
   Asian Property Development PCL.......................  812,200       83,025
                                                                   -----------
 United Kingdom -- 5.5%
   Detica Group PLC.....................................   25,700      145,561
   Gondola Holdings PLC.................................   18,190      137,084
   IG Group Holdings PLC................................   45,550      220,890
   NDS Group PLC ADR+...................................    4,490      197,246
   Punch Taverns PLC....................................   15,030      272,831
   Viridian Group PLC...................................   10,260      205,742
   Wolfson Microelectronics PLC+........................   26,100      229,193
                                                                   -----------
                                                                     1,408,547
                                                                   -----------
 Total Common Stock
   (cost $24,990,487)...................................            23,661,563
                                                                   -----------
 PREFERRED STOCK -- 1.8%
 Germany -- 1.8%
   Hugo Boss AG
   (cost $484,199)......................................   10,370      447,089
                                                                   -----------
 Total Long-Term Investment Securities
   (cost $25,474,686)...................................            24,108,652
                                                                   -----------
 SHORT-TERM INVESTMENT SECURITIES -- 1.9%
 Time Deposits -- 1.9%
   Euro Time Deposit with State Street Bank & Trust Co.
    1.80% due 10/02/06
   (cost $487,000)...................................... $487,000      487,000
                                                                   -----------
 TOTAL INVESTMENTS
   (cost $25,961,686)(1)................................     96.4%  24,595,652
 Other Assets Less Liabilities..........................      3.6      908,272
                                                         --------  -----------
 NET ASSETS                                                 100.0% $25,503,924
                                                         ========  ===========

--------
+    Non-income producing securities
(1)  See Note 6 for cost of investments on a tax basis
(2)  Consists of more than one class of securities traded together as a unit
(3)  Fair valued security; see Note 2.
ADR --American Depository Receipt
SDR --Swedish Depository Receipt

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of ten different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Biotech/Health Fund ("Biotech/Health Fund"), Tax Managed Equity Fund ("Tax Managed Equity Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each of the Funds is as follows:

   Effective May 2, 2006, the International Small-Cap Fund was added to the
   Trust.

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Biotech/Health Fund seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Tax Managed Equity Fund seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   International Small-Cap Fund seeks capital appreciation by investing in equity and equity-related securities of small-capitalization companies throughout the world, excluding the U.S. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Tax Managed Equity Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The International Equity Fund, Value Fund and Biotech/Health Fund are organized as "non-diversified" funds.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. As of March 9, 2005, Class X shares of the Growth Opportunities Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, and no distribution or service fee payments applicable to Class Z.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)

   last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)

   price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                 Percentage Principal
Fund              Interest   Amount
----             ---------- ----------
Blue Chip Growth    1.87%   $2,060,000
Growth & Income.    2.10     2,319,000
Balanced Assets.    1.56     1,717,000
Value...........    7.61     8,402,000
Biotech/Health..    1.79     1,978,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2006, bearing interest at a rate of 4.50% per annum, with a principle amount of $110,353,000, a repurchase price of $110,394,382 and a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

                                  Maturity  Principal
Type of Collateral  Interest Rate   Date     Amount    Market Value
------------------  ------------- -------- ----------- ------------
U.S. Treasury Notes     5.13%     06/30/08 $66,965,000 $68,220,594
U.S. Treasury Notes     4.88      05/15/09  43,315,000  44,343,731

   In addition, at September 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                     Percentage  Principal
Fund                  Interest    Amount
----                 ---------- -----------
Growth Opportunities    5.82%   $11,640,000
New Century.........    7.95     15,891,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 30, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $200,000,000 a repurchase price of $200,083,333, and a maturity date of October 2, 2006. The repurchase agreement is is collateralized by the following:

                                                  Maturity  Principal
Type of Collateral                  Interest Rate   Date     Amount     Market Value
------------------                  ------------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds     2.38%     01/15/25 $161,580,000 $164,812,500
U.S. Treasury Inflation Index Bonds     3.38      04/15/32   38,420,000   39,188,673

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. For the period ended September 30, 2006, none of the Funds participated in securities lending with qualified brokers.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Funds' participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   During the period ended September 30, 2006 the following Funds had options written:

                                                                Written Options
                                                    --------------------------------------------
                                                    Growth Opportunities Fund  New Century Fund
                                                    ------------------------  ------------------
                                                    Number of    Premiums     Number of Premiums
                                                    Contracts    Received     Contracts Received
                                                    ---------    --------     --------- --------
Options outstanding as of September 30, 2005.......     --       $     --         --    $     --
Options Written....................................   (552)       (43,484)      (999)    (75,944)
Options terminated in closing purchase transactions    143         13,148        188      17,286
Options exercised..................................     --             --         --          --
Options expired....................................    409         30,336        811      58,658
                                                      ----        --------      ----    --------
Options outstanding as of September 30, 2006.......     --       $     --         --    $     --
                                                      ====        ========      ====    ========

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Biotech/Health Fund, Tax Managed Equity Fund, Value Fund, International Equity Fund and International Small-Cap Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)

   statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                         Management
                                       Assets               Fees
                             --------------------------- ----------
Blue Chip Growth Fund *.....           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
Growth Opportunities Fund *.           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
New Century Fund............           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
Growth and Income Fund+.....           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
Balanced Assets Fund *......           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
International Equity Fund...           (greater than) $0    1.00%
Value Fund..................           $0 - $750 million    1.00%
                             (greater than) $750 million    0.95%
                             (greater than) $1.5 billion    0.90%
Biotech/Health Fund+........           (greater than) $0    0.75%
Tax Managed Equity Fund.....           (greater than) $0    0.85%
International Small-Cap Fund           (greater than) $0    1.15%

--------
* On August 29, 2006, AIG SunAmerica agreed to the continuation of a 0.05% waiver of the investment advisory fees for the Blue Chip Growth Fund, Growth Opportunities Fund and Balanced Assets Fund. Effective September 1, 2006, AIG SunAmerica agreed to, until further notice, an additional 0.02% waiver of the investment advisory fee for these funds. For the period ended September 30, 2006, the amount of investment advisory fees waived were $40,477, $39,534 and $90,651, respectively. These amounts are reflected in the Statement of Operations. Effective October 1, 2006, AIG SunAmerica agreed to, until further notice, reduce the waiver of the investment advisory fee for the funds to 0.02%.
+ Effective September 1, 2006, AIG SunAmerica agreed, until further notice, to waive 0.05% of the investment advisory fees for the Growth and Income Fund and Biotech/Health Fund. For the period ended September 30, 2006, the amount of investment advisory fees waived were $4,718 and $1,016, respectively. These amounts are reflected in the Statement of Operations.

   For the period ended September 30, 2006, AIG SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by AIG SunAmerica. For the period ended September 30, 2006, AIGGIC waived 0.05% of the fee paid by AIG SunAmerica for the International Small-Cap Fund. Effective November 1, 2005, AIG SunAmerica assumed the day to day management of the Tax Managed Equity Fund, which was previously managed by J.P. Morgan Fleming Asset Management, Inc.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   AIG SunAmerica has contractually agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets.

Fund                            Percentage
----                            ----------
Blue Chip Growth Class I.......    1.33%
Growth Opportunities Class I...    1.33
Growth and Income Class I......    1.32
Balanced Assets Class I........    1.33
International Equity Class A...    1.90
International Equity Class B...    2.55
International Equity Class C...    2.55
International Equity Class I...    1.80
Value Class A..................    1.63
Value Class B..................    2.28
Value Class C..................    2.28
Value Class I..................    1.53
Value Class Z..................    1.06
Biotech/Health Class A.........    1.55
Biotech/Health Class B.........    2.20
Biotech/Health Class C.........    2.20
Tax Managed Class A............    1.45
Tax Managed Class B............    2.10
Tax Managed Class C............    2.10
International Small-Cap Class A    1.90
International Small-Cap Class B    2.55
International Small-Cap Class C    2.55

   AIG SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets.

Fund                Percentage
----                ----------
New Century Class C    2.14%

   For the International Equity Fund, Value Fund, Biotech/Health Fund, Tax Managed Fund and International Small-Cap Fund, any waivers or reimbursements made by AIG SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   For the period ending September 30, 2006, AIG SunAmerica has agreed to reimburse expenses as follows:

Fund
----
Blue Chip Growth Class I....... $  9,935
Growth Opportunities Class I...   10,784
New Century Fund Class C.......    8,459
Growth & Income Class I........    9,416
Balanced Assets Class I........    9,824
International Equity Class A...    1,897
International Equity Class B...    6,457
International Equity Class C...    4,006
International Equity Class I...    1,909
Value Fund Class A.............   94,371
Value Fund Class B.............   49,175
Value Fund Class C.............   29,491
Value Fund Class I.............    7,717
Value Fund Class Z.............   13,207
Biotech/Health Class A.........   39,912
Biotech/Health Class B.........   34,846
Biotech/Health Class C.........   26,235
Tax Managed Equity Class A.....   50,565
Tax Managed Equity Class B.....   48,036
Tax Managed Equity Class C.....   56,581
International Small-Cap Class A  107,906
International Small-Cap Class B   19,901
International Small-Cap Class C   27,986

   For the period ended September 30, 2006, the amounts recouped by the Adviser are as follows:

Fund
----
International Equity Class A $24,685
International Equity Class B   2,766
International Equity Class C   6,805
International Equity Class I   2,224

   At September 30, 2006, expenses previously waived or reimbursed by AIG SunAmerica that are subject to recoupment are as follows:

                                             Class
                                  Other     Specific
                                 Expenses   Expenses
Fund                            Reimbursed Reimbursed
----                            ---------- ----------
International Equity Class A...  $     --   $ 39,308
International Equity Class B...        --     44,576
International Equity Class C...        --     28,992
International Equity Class I...        --     10,532
Value Fund Class A.............   107,893     96,261
Value Fund Class B.............    62,800     81,850
Value Fund Class C.............    34,815     30,177
Value Fund Class I.............     4,431     17,197
Value Fund Class Z.............    11,994     16,834
Biotech/Health Class A.........     3,471     74,366
Biotech/Health Class B.........     3,084     70,954
Biotech/Health Class C.........     2,216     52,600
Tax Managed Equity Class A.....    13,705     90,760
Tax Managed Equity Class B.....    18,037     99,939
Tax Managed Equity Class C.....    17,150    102,948
International Small-Cap Class A    81,971     25,935
International Small-Cap Class B     1,332     18,569
International Small-Cap Class C     6,131     21,855

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that each class of shares of each Fund will also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended September 30, 2006, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended September 30, 2006, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2006, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                              Class A                           Class B       Class C
                        ---------------------------------------------------- ------------- -------------
                                                                Contingent    Contingent    Contingent
                         Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                    Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                    -------- -------------- -------------- ------------- ------------- -------------
Blue Chip Growth....... $ 43,398    $ 18,678       $ 18,736       $  210        $38,709       $  161
Growth Opportunities...   55,794      22,824         25,028           44         53,182        1,086
New Century............   49,583      25,056         17,932           32         16,233           50
Growth & Income........   64,464      29,148         26,344        8,555         74,210          767
Balanced Assets........  199,779     123,555         49,546           --         69,965        1,134
International Equity...  121,110      26,541         76,962          341         26,648        1,420
Value..................  128,447      41,126         68,622        1,129         84,463        7,683
Biotech/Health.........   30,733      12,158         14,014           --         28,392          578
Tax Managed Equity.....  148,955      15,626        110,353        4,863         20,778        3,613
International Small-Cap   40,661      12,304         20,242           --             68           --

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares, the Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended September 30, 2006, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                     Expense               Payable At September 30, 2006
                        --------------------------------- -------------------------------
Fund                    Class A  Class B  Class C Class I Class A Class B Class C Class I
----                    -------- -------- ------- ------- ------- ------- ------- -------
Blue Chip Growth....... $113,053 $ 40,925 $10,243 $ 1,997 $ 8,868 $3,158  $  813  $  114
Growth Opportunities...   85,587   50,448  22,202   1,541   6,777  3,913   1,683      76
New Century............  173,315   19,350   3,961      --  13,597  1,365     310      --
Growth and Income......  132,835   71,504  66,678     930  11,001  4,866   4,842      51
Balanced Assets........  270,833   52,797  36,701   1,626  22,914  3,753   2,731     134
International Equity...  118,863   44,894  43,691  19,603  11,163  3,861   3,878   1,720
Value..................  265,970  110,788  81,391   5,696  21,528  8,426   6,012      31
Biotech/Health.........   26,303   20,434  13,967      --   1,974  1,473   1,021      --
Tax Managed Equity.....   35,731   28,842  40,886      --   4,250  1,774   4,927      --
International Small-Cap   18,704      347   2,138      --   3,871    103     610      --

   At September 30, 2006, AIG SunAmerica, Inc. an affiliated company of the adviser, owned 8.03% and 5.02% of the total outstanding shares of International Equity and Biotech/Health, respectively.

   For the period January 27, 2005 through April 4, 2006, less than 80% of the Blue Chip Growth Fund's net assets plus any borrowing for investment purposes were invested in equity securities of "Blue Chip" companies, as that term is defined in the Fund's prospectus. The Fund did not experience a loss as a result of the investment restriction violation.

Note 4. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the period ended September 30, 2006, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                     Total Expense
Fund                  Reductions
----                 -------------
Blue Chip Growth....    $ 7,202
Growth Opportunities     31,825
New Century.........      5,047
Growth and Income...     11,848
Balanced Assets.....      5,224
Value...............     24,568
Biotech/Health......      4,716
Tax Managed Equity..     14,979

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2006, were as follows:

                                                     Blue Chip      Growth         New      Growth and     Balanced
                                                      Growth     Opportunities   Century      Income        Assets
                                                       Fund          Fund         Fund         Fund          Fund
                                                   ------------- ------------- ------------ ------------ -------------
Purchases (excluding U.S. government securities).. $117,479,854  $198,614,933  $197,053,562 $192,089,377 $238,083,400
Sales and maturities (excluding U.S. government
 securities)......................................  135,046,042   225,622,339   223,610,573  230,777,707  262,656,610
Purchases of U.S. government securities...........           --            --            --           --   26,406,924
Sales and maturities of U.S. government securities           --            --            --           --   31,941,810

                                                   International                                Tax      International
                                                      Equity         Value      Biotech/      Managed      Small-Cap
                                                       Fund          Fund      Health Fund  Equity Fund      Fund
                                                   ------------- ------------- ------------ ------------ -------------
Purchases (excluding U.S. government securities).. $167,102,915  $320,048,851  $ 30,295,901 $488,080,341 $ 31,570,066
Sales and maturities (excluding U.S. government
 securities)......................................  157,938,498   372,561,869    39,204,396  473,799,218    4,869,799
Purchases of U.S. government securities...........           --            --            --           --           --
Sales and maturities of U.S. government securities           --            --            --           --           --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


Note 6. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposed, including short-term securities and repurchase agreements, were as follows:

                                             Blue Chip      Growth         New        Growth and     Balanced
                                              Growth     Opportunities   Century        Income        Assets
                                               Fund          Fund          Fund          Fund          Fund
                                           ------------- ------------- -----------  -------------- -------------
Cost (tax basis).......................... $ 70,035,182  $ 66,349,279  $83,076,328   $111,189,978  $159,206,054
                                           ============  ============  ===========   ============  ============
Appreciation..............................    4,966,623     3,685,592    3,668,811      8,749,199     9,366,940
Depreciation..............................   (2,428,293)   (1,553,513)  (1,704,750)    (3,277,517)   (2,950,984)
                                           ------------  ------------  -----------   ------------  ------------
Net unrealized appreciation (depreciation) $  2,538,330  $  2,132,079  $ 1,964,061   $  5,471,682  $  6,415,956
                                           ============  ============  ===========   ============  ============

                                           International                 Biotech/        Tax       International
                                              Equity                      Health    Managed Equity   Small-Cap
                                               Fund       Value Fund       Fund          Fund          Fund
                                           ------------- ------------- -----------  -------------- -------------
Cost (tax basis).......................... $105,410,907  $207,357,729  $23,364,686   $ 54,324,748  $ 25,977,511
                                           ============  ============  ===========   ============  ============
Appreciation..............................   11,042,948    21,156,795    1,290,663      3,131,009       823,757
Depreciation..............................   (1,639,309)   (1,852,429)  (1,327,596)      (521,644)   (2,205,616)
                                           ------------  ------------  -----------   ------------  ------------
Net unrealized appreciation (depreciation) $  9,403,639  $ 19,304,366  $   (36,933)  $  2,609,365  $ (1,381,859)
                                           ============  ============  ===========   ============  ============

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                 Distributable Earnings            Tax Distributions
                        ---------------------------------------  ----------------------
                                     For the year ended September 30, 2006
                        ---------------------------------------------------------------
                                     Long-Term
                                   Gains/Capital    Unrealized               Long-Term
                         Ordinary    and Other     Appreciation   Ordinary    Capital
Fund                      Income      Losses      (Depreciation)   Income      Gains
----                    ---------- -------------  -------------- ----------- ----------
Blue Chip Growth....... $       -- $ (72,098,821)  $ 2,538,330   $        -- $       --
Growth Opportunities...         --  (204,700,551)    2,132,079            --         --
New Century............         --   (93,298,032)    1,964,061            --         --
Growth and Income......         --   (48,458,322)    5,471,682       101,366         --
Balanced Assets........    101,844   (78,516,188)    6,416,109     2,815,576         --
International Equity...         --   (19,024,974)    9,402,423            --         --
Value..................  7,336,415    16,373,310    19,304,366    14,799,743  2,589,627
Biotech/Health.........         --   (31,505,917)      (36,933)           --         --
Tax Managed Equity.....         --   (28,965,441)    2,609,225        53,956         --
International Small-Cap         --    (1,191,758)   (1,385,306)           --         --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                          Tax Distributions
                        ----------------------
                          For the year ended
                          September 30, 2005
                        ----------------------
                                    Long-Term
                         Ordinary    Capital
Fund                      Income      Gains
----                    ----------- ----------
Blue Chip Growth....... $        -- $       --
Growth Opportunities...          --         --
New Century............          --         --
Growth and Income......     588,836         --
Balanced Assets........   3,278,600         --
International Equity...          --         --
Value..................  16,513,550  7,934,524
Biotech/Health.........          --         --
Tax Managed Equity.....      69,828         --
International Small-Cap          --         --

   For the period ended September 30, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, tax treatments of certain debt obligations, principle paydown adjustments and investments in real estate investment trusts to the components of net assets as follows:

                           Accumulated     Accumulated
                        Undistributed Net Undistributed
                           Investment     Net Realized   Capital
Fund                      Income (Loss)    Gain (Loss)   Paid-in
----                    ----------------- ------------- ---------
Blue Chip Growth.......     $533,652        $      --   $(533,652)
Growth Opportunities...      791,849               --    (791,849)
New Century............      442,364               --    (442,364)
Growth and Income......       33,316               --     (33,316)
Balanced Assets........      277,380         (277,380)         --
International Equity...      341,540           43,097    (384,637)
Value..................           --               --          --
Biotech/Health.........      311,675               --    (311,675)
Tax Managed Equity.....      193,397           53,723    (247,120)
International Small-Cap        4,779           68,624     (73,403)

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2006, which are available to offset future capital gains, if any:

                                             Capital Loss Carryforward
                        -------------------------------------------------------------------- ----------
Fund                       2008        2009         2010        2011        2012      2013      2014
----                    ----------- ----------- ------------ ----------- ---------- -------- ----------
Blue Chip Growth*...... $17,540,769 $        -- $ 12,497,108 $42,060,944 $       -- $     -- $       --
Growth Opportunities*..   8,188,458     151,316  131,047,975  65,312,802         --       --         --
New Century............          --          --   56,946,876  36,351,156         --       --         --
Growth and Income......          --          --   12,105,429  30,630,503  5,722,390       --         --
Balanced Assets........          --          --   18,956,073  55,685,563  3,874,552       --         --
International Equity*..  15,141,007          --    1,895,003   1,952,562         --       --         --
Value..................          --          --           --          --         --       --         --
Biotech/Health.........          --  13,376,483   17,583,650     545,784         --       --         --
Tax Managed Equity.....   2,013,208   6,189,990   15,675,665   4,260,050    594,906  177,899         --
International Small-Cap          --          --           --          --         --       --  1,191,758

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

   The Fund's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended September 30, 2006

                        Capital Loss
                        Carryforward
Fund                      Utilized
----                    ------------
Blue Chip Growth....... $ 5,410,261
Growth Opportunities...  14,087,949
New Century............  12,012,220
Growth and Income......  13,974,770
Balanced Assets........   5,268,029
International Equity...  22,425,530
Value..................          --
Biotech/Health.........   1,579,645
Tax Managed Equity.....   2,784,931
International Small-Cap          --

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended September 30, 2006, the Funds elected to defer capital losses as follows:

                     Deferred Deferred
                      Post-    Post-
                     October  October
                     Capital  Currency
Fund                   Loss     Loss
----                 -------- --------
International Equity   $--    $34,696
Tax Managed Equity..    --     53,723

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                             Blue Chip Growth Fund
                        ----------------------------------------------------------------------------------------------
                                             Class A                                         Class B
                        ------------------------------------------------  --------------------------------------------
                                For the                  For the                 For the                For the
                              year ended               year ended               year ended             year ended
                          September 30, 2006       September 30, 2005       September 30, 2006     September 30, 2005
                        ----------------------  ------------------------  ---------------------  ---------------------
                         Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)...  286,191  $  4,393,307     318,097  $  4,691,601   107,187  $ 1,479,959   127,065  $ 1,685,024
Reinvested dividends...       --            --          --            --        --           --        --           --
Shares redeemed(1)(2).. (861,719)  (13,297,858) (1,010,053)  (14,942,148) (511,064)  (7,023,069) (670,464)  (8,912,621)
                        --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease) (575,528) $ (8,904,551)   (691,956) $(10,250,547) (403,877) $(5,543,110) (543,399) $(7,227,597)
                        ========  ============  ==========  ============  ========  ===========  ========  ===========

                                                             Blue Chip Growth Fund
                        ----------------------------------------------------------------------------------------------
                                             Class C                                         Class I
                        ------------------------------------------------  --------------------------------------------
                                For the                  For the                 For the                For the
                              year ended               year ended               year ended             year ended
                          September 30, 2006       September 30, 2005       September 30, 2006     September 30, 2005
                        ----------------------  ------------------------  ---------------------  ---------------------
                         Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold............   42,327  $    583,163      32,571  $    430,311    10,100  $   157,155    29,610  $   439,602
Reinvested dividends...       --            --          --            --        --           --        --           --
Shares redeemed(3)..... (105,697)   (1,448,494)   (153,116)   (2,033,335)  (64,498)  (1,009,458)  (87,497)  (1,306,402)
                        --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)  (63,370) $   (865,331)   (120,545) $ (1,603,024)  (54,398) $  (852,303)  (57,887) $  (866,800)
                        ========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the year ended September 30, 2006, includes automatic conversion of 140,669 shares of Class B shares in the amount of $1,929,214 to 125,387 shares of Class A shares in the amount of $1,929,214.
(2)For the year ended September 30, 2005, includes automatic conversion of 133,336 shares of Class B shares in the amount of $1,765,197 to 119,732 shares of Class A shares in the amount of $1,765,197.
(3)For the year ended September 30, 2006, includes automatic conversion of 13,646 shares of Class C shares in the amount of $184,614 to 12,078 shares of Class A shares in the amount of $184,614.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                                             Growth Opportunities Fund
                        --------------------------------------------------------------------------------------------------
                                              Class A                                           Class B
                        --------------------------------------------------  ----------------------------------------------
                                 For the                   For the                  For the                 For the
                               year ended                year ended               year ended              year ended
                           September 30, 2006        September 30, 2005       September 30, 2006      September 30, 2005
                        ------------------------  ------------------------  ----------------------  ----------------------
                          Shares       Amount       Shares       Amount       Shares      Amount     Shares      Amount
                        ----------  ------------  ----------  ------------  --------   -----------  --------  ------------
Shares sold(1)(2)(3)...    308,492  $  5,164,212     246,991  $  3,723,609    76,853   $ 1,138,934    91,850  $  1,231,312
Reinvested dividends...         --            --          --            --        --            --        --            --
Shares redeemed(1)(2)..   (858,318)  (14,201,135) (1,159,786)  (17,443,762) (558,658)   (8,294,844) (748,216)  (10,067,500)
                        ----------  ------------  ----------  ------------  --------   -----------  --------  ------------
Net increase (decrease)   (549,826) $ (9,036,923)   (912,795) $(13,720,153) (481,805)  $(7,155,910) (656,366) $ (8,836,188)
                        ==========  ============  ==========  ============  ========   ===========  ========  ============

                                                             Growth Opportunities Fund
                        --------------------------------------------------------------------------------------------------
                                              Class C                                           Class I
                        --------------------------------------------------  ----------------------------------------------
                                 For the                   For the                  For the                 For the
                               year ended                year ended               year ended              year ended
                           September 30, 2006        September 30, 2005       September 30, 2006      September 30, 2005
                        ------------------------  ------------------------  ----------------------  ----------------------
                          Shares       Amount       Shares       Amount       Shares      Amount     Shares      Amount
                        ----------  ------------  ----------  ------------  --------   -----------  --------  ------------
Shares sold............     35,295  $    519,835      52,972  $    704,930     6,157   $   104,273    20,915  $    314,055
Reinvested dividends...         --            --          --            --        --            --        --            --
Shares redeemed(3).....   (253,692)   (3,730,537)   (410,425)   (5,495,557)  (88,753)   (1,461,430) (167,934)   (2,588,381)
                        ----------  ------------  ----------  ------------  --------   -----------  --------  ------------
Net increase (decrease)   (218,397) $ (3,210,702)   (357,453) $ (4,790,627)  (82,596)  $(1,357,157) (147,019) $ (2,274,326)
                        ==========  ============  ==========  ============  ========   ===========  ========  ============

                        Growth Opportunities Fund
                        ------------------------
                                Class X+
                        ------------------------
                                 For the
                               year ended
                           September 30, 2005
                        ------------------------
                          Shares       Amount
                        ----------  ------------
Shares sold............         --  $         --
Reinvested dividends...         --            --
Shares redeemed........     (5,500)      (86,962)
                        ----------  ------------
Net increase (decrease)     (5,500) $    (86,962)
                        ==========  ============

                                                                 New Century Fund
                        --------------------------------------------------------------------------------------------------
                                              Class A                                           Class B
                        --------------------------------------------------  ----------------------------------------------
                                 For the                   For the                  For the                 For the
                               year ended                year ended               year ended              year ended
                           September 30, 2006        September 30, 2005       September 30, 2006      September 30, 2005
                        ------------------------  ------------------------  ----------------------  ----------------------
                          Shares       Amount       Shares       Amount       Shares      Amount     Shares      Amount
                        ----------  ------------  ----------  ------------  --------   -----------  --------  ------------
Shares sold(4)(5)......    251,417  $  4,619,033     358,049  $  6,008,446    52,369   $   849,797    63,441  $    952,686
Reinvested dividends...         --            --          --            --        --            --        --            --
Shares redeemed(4)(5).. (1,032,640)  (18,939,346)   (984,135)  (16,434,485) (241,463)*  (3,911,556) (281,736)   (4,143,297)
                        ----------  ------------  ----------  ------------  --------   -----------  --------  ------------
Net increase (decrease)   (781,223) $(14,320,313)   (626,086) $(10,426,039) (189,094)  $(3,061,759) (218,295) $ (3,190,611)
                        ==========  ============  ==========  ============  ========   ===========  ========  ============

--------
(1)For the year ended September 30, 2006, includes automatic conversion of 89,673 shares of Class B shares in the amount of $1,335,833 to 79,800 shares of Class A shares in the amount of $1,335,833.
(2)For the year ended September 30, 2005, includes automatic conversion of 61,785 shares of Class B shares in the amount of $835,637 to 55,314 shares of Class A shares in the amount of $835,637.
(3)For the year ended September 30, 2006, includes automatic conversion of 14,961 shares of Class C shares in the amount of $217,480 to 13,265 shares of Class A shares in the amount of $217,480.
(4)For the year ended September 30, 2006, includes automatic conversion of 94,711 shares of Class B shares in the amount of $1,533,530 to 83,219 shares of Class A shares in the amount of $1,533,530.
(5)For the year ended September 30, 2005, includes automatic conversion of 128,611 shares of Class B shares in the amount of $1,883,691 to 113,937 shares of Class A shares in the amount of $1,883,691.
+  See Note 1

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                         New Century Fund
                        --------------------------------------------------
                                              Class C
                        --------------------------------------------------
                                 For the                   For the
                               year ended                year ended
                           September 30, 2006        September 30, 2005
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............     18,023  $    288,668      16,515  $    248,611
Reinvested dividends...         --            --          --            --
Shares redeemed........    (33,993)     (549,978)    (59,097)     (874,430)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    (15,970) $   (261,310)    (42,582) $   (625,819)
                        ==========  ============  ==========  ============

                                                                Growth and Income Fund
                        ------------------------------------------------------------------------------------------------------
                                              Class A                                             Class B
                        --------------------------------------------------  --------------------------------------------------
                                 For the                   For the                   For the                   For the
                               year ended                year ended                year ended                year ended
                           September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)(3)...  1,037,304  $ 13,187,347     879,119  $ 10,753,528     138,475  $  1,670,363     242,630  $  2,807,143
Reinvested dividends...      7,291        92,385      43,416       537,570          --            --          --            --
Shares redeemed(1)(2).. (1,733,300)  (22,055,189) (1,697,725)  (20,789,044) (1,498,815)  (18,023,263) (1,782,268)  (20,575,616)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)   (688,705) $ (8,775,457)   (775,190) $ (9,497,946) (1,360,340) $(16,352,900) (1,539,638) $(17,768,473)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                Growth and Income Fund
                        ------------------------------------------------------------------------------------------------------
                                              Class C                                             Class I
                        --------------------------------------------------  --------------------------------------------------
                                 For the                   For the                   For the                   For the
                               year ended                year ended                year ended                year ended
                           September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............     50,775  $    607,720     136,365  $  1,581,328       4,901  $     62,493      21,133  $    258,364
Reinvested dividends...         --            --          --            --         167         2,121         729         9,047
Shares redeemed(3)..... (1,122,450)  (13,426,842) (1,041,425)  (12,022,770)    (44,644)     (560,171)    (28,258)     (347,815)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease) (1,071,675) $(12,819,122)   (905,060) $(10,441,442)    (39,576) $   (495,557)     (6,396) $    (80,404)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                 Balanced Assets Fund
                        ------------------------------------------------------------------------------------------------------
                                              Class A                                             Class B
                        --------------------------------------------------  --------------------------------------------------
                                 For the                   For the                   For the                   For the
                               year ended                year ended                year ended                year ended
                           September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(4)(5)(6)...    740,185  $ 10,265,397     744,224  $ 10,112,127     103,140  $  1,423,304     202,218  $  2,733,921
Reinvested dividends...    160,938     2,242,794     184,510     2,518,942      16,817       233,746      25,821       351,754
Shares redeemed(4)(5).. (2,374,864)  (32,919,295) (2,685,598)  (36,608,551)   (876,652)  (12,118,388)   (976,565)  (13,227,507)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease) (1,473,741) $(20,411,104) (1,756,864) $(23,977,482)   (756,695) $(10,461,338)   (748,526) $(10,141,832)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

--------
(1)For the year ended September 30, 2006, includes automatic conversion of 569,345 shares of Class B shares in the amount of $6,846,288 to 537,783 shares of Class A shares in the amount of $6,846,288.
(2)For the year ended September 30, 2005, includes automatic conversion of 454,066 shares of Class B shares in the amount of $5,217,517 to 428,550 shares of Class A shares in the amount of $5,217,517.
(3)For the year ended September 30, 2006, includes automatic conversion of 257,374 shares of Class C shares in the amount of $3,090,506 to 244,371 shares of Class A shares in the amount of $3,090,506.
(4)For the year ended September 30, 2006, includes automatic conversion of 289,554 shares of Class B shares in the amount of $4,003,645 to 288,356 shares of Class A shares in the amount of $4,003,645.
(5)For the year ended September 30, 2005, includes automatic conversion of 250,876 shares of Class B shares in the amount of $3,385,902 to 249,851 shares of Class A shares in the amount of $3,385,902.
(6)For the year ended September 30, 2006, includes automatic conversion of 29,174 shares of Class C shares in the amount of $403,247 to 29,117 shares of Class A shares in the amount of $403,247.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                                                  Balanced Assets Fund
                         ------------------------------------------------------------------------------------------------------
                                               Class C                                             Class I
                         --------------------------------------------------  --------------------------------------------------
                                  For the                   For the                   For the                   For the
                                year ended                year ended                year ended                year ended
                            September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold.............     59,887  $    822,679      94,054  $  1,276,760       3,998  $     55,500      20,395  $    277,145
Reinvested dividends....     11,763       163,790      15,020       204,890       1,087        15,163       1,122        15,336
Shares redeemed(1)......   (417,497)   (5,771,742)   (430,337)   (5,844,582)     (6,630)      (92,371)    (18,641)     (255,119)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).   (345,847) $ (4,785,273)   (321,263) $ (4,362,932)     (1,545) $    (21,708)      2,876  $     37,362
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                International Equity Fund
                         ------------------------------------------------------------------------------------------------------
                                               Class A                                             Class B
                         --------------------------------------------------  --------------------------------------------------
                                  For the                   For the                   For the                   For the
                                year ended                year ended                year ended                year ended
                            September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(2)(3)(4)....  1,792,340  $ 26,707,517   1,043,869  $ 12,291,775     422,480  $  5,960,828     261,068  $  2,907,036
Reinvested dividends....         --            --          --            --          --            --          --            --
Shares redeemed(2)(3)(5) (1,204,676)  (17,947,877)   (865,086)  (10,105,312)   (580,769)   (8,067,772)   (806,858)   (8,933,931)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).    587,664  $  8,759,640     178,783  $  2,186,463    (158,289) $ (2,106,944)   (545,790) $ (6,026,895)
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                International Equity Fund
                         ------------------------------------------------------------------------------------------------------
                                               Class C                                             Class I
                         --------------------------------------------------  --------------------------------------------------
                                  For the                   For the                   For the                   For the
                                year ended                year ended                year ended                year ended
                            September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold.............    499,169  $  6,840,120     162,124  $  1,805,329     318,984  $  4,744,366     335,007  $  3,994,607
Reinvested dividends....         --            --          --            --          --            --          --            --
Shares redeemed(4)(5)...   (414,380)   (5,730,063)   (420,394)   (4,662,221)   (263,235)   (4,005,306)   (209,537)   (2,503,467)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).     84,789  $  1,110,057    (258,270) $ (2,856,892)     55,749  $    739,060     125,470  $  1,491,140
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                       Value Fund
                         ------------------------------------------------------------------------------------------------------
                                               Class A                                             Class B
                         --------------------------------------------------  --------------------------------------------------
                                  For the                   For the                   For the                   For the
                                year ended                year ended                year ended                year ended
                            September 30, 2006        September 30, 2005        September 30, 2006        September 30, 2005
                         ------------------------  ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(6)(7)(8)....  1,120,447  $ 19,761,774   3,076,062  $ 54,117,019     249,089  $  4,201,032     741,367  $ 12,542,807
Reinvested dividends....    470,358     8,066,638     587,633    10,101,410     205,229     3,363,708     402,122     6,626,965
Shares redeemed(6)(7)... (2,359,246)  (41,370,087) (1,591,136)  (28,099,693) (1,169,879)  (19,607,142) (1,822,991)  (30,700,307)
                         ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).   (768,441) $(13,541,675)  2,072,559  $ 36,118,736    (715,561) $(12,042,402)   (679,502) $(11,530,535)
                         ==========  ============  ==========  ============  ==========  ============  ==========  ============

--------
(1)For the year ended September 30, 2006, includes automatic conversion of 29,174 shares of Class C shares in the amount of $403,247 to 29,117 shares of Class A shares in the amount of $403,247.
(2)For the year ended September 30, 2006, includes automatic conversion of 213,551 shares of Class B shares in the amount of $2,955,239 to 200,881 shares of Class A shares in the amount of $2,955,239.
(3)For the year ended September 30, 2005, includes automatic conversion of 316,984 shares of Class B shares in the amount of $3,494,617 to 300,045 shares of Class A shares in the amount of $3,494,617.
(4)For the year ended September 30, 2006, includes automatic conversion of 62,893 shares of Class C shares in the amount of $842,371 to 59,154 shares of Class A shares in the amount of $842,371.
(5)For the year ended September 30, 2006, net of redemption fees of $3,190, $1,102, $1,103 and $501 for Class A, Class B, Class C and Class I shares, respectively.
(6)For the year ended September 30, 2006, includes automatic conversion of 414,287 shares of Class B shares in the amount of $6,940,648 to 395,001 shares of Class A shares in the amount of $6,940,648.
(7)For the year ended September 30, 2005, includes automatic conversion of 1,084,621 shares of Class B shares in the amount of $18,195,883 to 1,038,213 shares of Class A shares in the amount of $18,195,883.
(8)For the year ended September 30, 2006, includes automatic conversion of 3,114 shares of Class C shares in the amount of $38,164 to 3,019 shares of Class A shares in the amount of $38,164.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                                                 Value Fund
                        -------------------------------------------------------------------------------------------
                                           Class C                                        Class I
                        ---------------------------------------------  --------------------------------------------
                                For the                For the                For the                For the
                              year ended              year ended             year ended             year ended
                          September 30, 2006      September 30, 2005     September 30, 2006     September 30, 2005
                        ----------------------  ---------------------  ---------------------  ---------------------
                         Shares      Amount      Shares      Amount     Shares      Amount     Shares      Amount
                        --------  ------------  --------  -----------  --------  -----------  --------  -----------
Shares sold............  220,948  $  3,715,419   829,763  $14,010,774    42,694  $   745,901    94,037  $ 1,658,733
Reinvested dividends...  147,920     2,422,937   198,515    3,271,530    14,121      241,900    34,149      586,340
Shares redeemed(1)..... (861,447)  (14,432,704) (463,163)  (7,853,358) (220,088)  (3,918,465) (224,168)  (4,025,285)
                        --------  ------------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease) (492,579) $ (8,294,348)  565,115  $ 9,428,946  (163,273) $(2,930,664)  (95,982) $(1,780,212)
                        ========  ============  ========  ===========  ========  ===========  ========  ===========

                                          Value Fund
                        ---------------------------------------------
                                           Class Z
                        ---------------------------------------------
                                For the                For the
                              year ended              year ended
                          September 30, 2006      September 30, 2005
                        ----------------------  ---------------------
                         Shares      Amount      Shares      Amount
                        --------  ------------  --------  -----------
Shares sold............  327,401  $  5,980,931   569,182  $10,322,268
Reinvested dividends...   75,381     1,333,483    60,060    1,060,065
Shares redeemed........ (158,366)   (2,868,969) (102,946)  (1,879,658)
                        --------  ------------  --------  -----------
Net increase (decrease)  244,416  $  4,445,445   526,296  $ 9,502,675
                        ========  ============  ========  ===========

                                                            Biotech/Health Fund
                        -------------------------------------------------------------------------------------------
                                           Class A                                        Class B
                        ---------------------------------------------  --------------------------------------------
                                For the                For the                For the                For the
                              year ended              year ended             year ended             year ended
                          September 30, 2006      September 30, 2005     September 30, 2006     September 30, 2005
                        ----------------------  ---------------------  ---------------------  ---------------------
                         Shares      Amount      Shares      Amount     Shares      Amount     Shares      Amount
                        --------  ------------  --------  -----------  --------  -----------  --------  -----------
Shares sold(2)(3)......  255,374  $  2,349,650   452,295  $ 4,107,482    64,171  $   573,837    86,406  $   726,533
Reinvested dividends...       --            --        --           --        --           --        --           --
Shares redeemed(2)(3).. (532,419)   (4,912,419) (728,911)  (6,446,238) (398,787)  (3,538,730) (468,621)  (4,030,746)
                        --------  ------------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease) (277,045) $ (2,562,769) (276,616) $(2,338,756) (334,616) $(2,964,893) (382,215) $(3,304,213)
                        ========  ============  ========  ===========  ========  ===========  ========  ===========

                                     Biotech/Health Fund
                        ---------------------------------------------
                                           Class C
                        ---------------------------------------------
                                For the                For the
                              year ended              year ended
                          September 30, 2006      September 30, 2005
                        ----------------------  ---------------------
                         Shares      Amount      Shares      Amount
                        --------  ------------  --------  -----------
Shares sold............   69,552  $    625,177    94,298  $   818,695
Reinvested dividends...       --            --        --           --
Shares redeemed........ (244,363)   (2,179,352) (453,210)  (3,900,683)
                        --------  ------------  --------  -----------
Net increase (decrease) (174,811) $ (1,554,175) (358,912) $(3,081,988)
                        ========  ============  ========  ===========

--------
(1)For the year ended September 30, 2006, includes automatic conversion of 3,114 shares of Class C shares in the amount of $38,164 to 3,019 shares of Class A shares in the amount of $38,164.
(2)For the year ended September 30, 2006, includes automatic conversion of 21,097 shares of Class B shares in the amount of $187,200 to 20,301 shares of Class A shares in the amount of $187,200.
(3)For the year ended September 30, 2005, includes automatic conversion of 15,747 shares of Class B shares in the amount of $136,254 to 15,241 shares of Class A shares in the amount of $136,254.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


                                                          Tax Managed Equity Fund
                        -------------------------------------------------------------------------------------------
                                           Class A                                        Class B
                        ---------------------------------------------  --------------------------------------------
                                For the                For the                For the                For the
                              year ended              year ended             year ended             year ended
                          September 30, 2006      September 30, 2005     September 30, 2006     September 30, 2005
                        ----------------------  ---------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                        ---------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold(1)(2)...... 1,402,693  $18,992,948    48,008  $   561,687    78,337  $ 1,037,524    18,771  $   212,088
Reinvested dividends...     3,627       44,146     5,392       64,327       109        1,276        --           --
Shares redeemed(1)(2)..  (635,487)  (8,323,021) (305,640)  (3,583,246) (666,910)  (8,467,051) (501,702)  (5,676,515)
                        ---------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)   770,833  $10,714,073  (252,240) $(2,957,232) (588,464) $(7,428,251) (482,931) $(5,464,427)
                        =========  ===========  ========  ===========  ========  ===========  ========  ===========

                                   Tax Managed Equity Fund
                        ---------------------------------------------
                                           Class C
                        ---------------------------------------------
                                For the                For the
                              year ended              year ended
                          September 30, 2006      September 30, 2005
                        ----------------------  ---------------------
                          Shares      Amount     Shares      Amount
                        ---------  -----------  --------  -----------
Shares sold............ 1,260,574  $16,302,699    67,543  $   758,473
Reinvested dividends...       105        1,242        --           --
Shares redeemed........  (349,343)  (4,349,453) (522,887)  (5,947,995)
                        ---------  -----------  --------  -----------
Net increase (decrease)   911,336  $11,954,488  (455,344) $(5,189,522)
                        =========  ===========  ========  ===========

                                            International Small-Cap Fund
                        --------------------------------------------------------------------
                                Class A                Class B                Class C
                        ----------------------  ---------------------  ---------------------
                                For the                For the                For the
                          period May 2, 2006@    period May 2, 2006@    period May 2, 2006@
                                through                through                through
                          September 30, 2006      September 30, 2006     September 30, 2006
                        ----------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount     Shares      Amount
                        ---------  -----------  --------  -----------  --------  -----------
Shares sold............ 1,979,431  $24,347,088    53,478  $   612,219   313,677  $ 3,605,692
Reinvested dividends...        --           --        --           --        --           --
Shares redeemed........   (28,793)    (311,514)     (557)      (6,051)   (8,463)     (93,043)
                        ---------  -----------  --------  -----------  --------  -----------
Net increase (decrease) 1,950,638  $24,035,574    52,921  $   606,168   305,214  $ 3,512,649
                        =========  ===========  ========  ===========  ========  ===========

--------
(1)For the year ended September 30, 2006, includes automatic conversion of 239,315 shares of Class B shares in the amount of $3,094,224 to 230,195 shares of Class A shares in the amount of $3,094,224.
(2)For the year ended September 30, 2005, includes automatic conversion of 8,010 shares of Class B shares in the amount of $88,782 to 7,732 shares of Class A shares in the amount of $88,782.
@  Commencement of operations

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


Note 8. Line of Credit

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2006, the following Funds had borrowings:

                                                                 Weighted
                                  Days     Interest Average Debt Average
Fund                           Outstanding Charges    Utilized   Interest
----                           ----------- -------- ------------ --------
Blue Chip Growth..............     23      $ 1,139   $  403,749    4.48%
Growth Opportunities..........      1          193    1,250,813    5.56%
New Century...................      1           42      271,763    5.56%
Growth and Income.............     34        2,334      491,740    5.12%
Balanced Assets...............     17          699      299,138    4.89%
Value.........................      3          339      812,615    5.02%
Tax Managed Equity............     92       17,723    1,300,118    5.23%

   At September 30, 2006, Tax Managed Equity Fund had a balance open under the line of credit of $367,927.

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2006, none of the Funds participated in this program.

Note 10. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Plan Retirement Plan Retirement Plan
Fund                              Liability        Expense        Payments
----                           --------------- --------------- ---------------
                                          As of September 30, 2006
                               -----------------------------------------------
Blue Chip Growth..............     $29,373         $1,112          $2,286
Growth Opportunities..........      24,853          1,080           1,676
New Century...................      46,331          1,233           3,973
Growth and Income.............      38,579          1,826           2,364
Balanced Assets...............      80,905          2,452           6,681
International Equity..........      17,765          1,182           1,202
Value.........................      30,710          3,046           1,855
Biotech/Health................       5,407            419             256
Tax Managed Equity............      10,537            521             571
International Small-Cap Equity          --             --              --

Note 11. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At September 30, 2006, the International Equity Fund and International Small-Cap Fund had approximately 23% and 32%, respectively, of their net assets invested in equity securities of companies domiciled in Japan.

Note 12. Subsequent Event

   At a meeting of the Board of Trustees ("the Board") of the Trust held on November 9, 2006, the Board approved the reorganization of the Biotech/Health Fund into the New Century Fund, subject to approval by the shareholders of the Biotech/Health Fund. Pursuant to the proposed Reorganization, all of the Biotech/Health Fund's assets and liabilities will be transferred to the New Century Fund, in exchange for shares of the New Century Fund. If the Biotech/Health Fund's shareholders approve the proposal, they will receive shares of the New Century Fund, the total value of which is equal to the total value of their shares of the Biotech/Health Fund on the date of the merger, after which the Biotech/Health Fund will cease operations.

Note 13. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC, the subadviser to two Funds, (the "Subadviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, the Subadviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2006 -- (continued)

   the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SunAmerica Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, SunAmerica International Equity Fund, and SunAmerica New Century Fund as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. Additionally, we have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax Managed Equity Fund as of September 30, 2006, and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. Additionally, we have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SunAmerica International Small-Cap Fund as of September 30, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2001 for the SunAmerica International Equity Fund were audited by other auditors whose report dated December 14, 2001, expressed an unqualified opinion on those financial highlights. The financial highlights for the each of the periods presented through October 31, 2003 for the SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund were audited by other auditors whose report dated December 17, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, SunAmerica International Equity Fund, and SunAmerica New Century Fund, as of September 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax Managed Equity Fund, as of September 30, 2006, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica International Small-Cap Fund as of September 30, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas
November 17, 2006                                            [LOGO] Ernst &
                                                               Young LLP

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2006 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board, including the Trustees that are not interested persons of the Trust, AIG SunAmerica or AIG Global Investment Corp. ("AIGGIC" or the "Subadviser"), within the meaning of the 1940 Act (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Funds and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2007, at a meeting held on August 29, 2006. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between AIG SunAmerica and AIGGIC with respect to the International Equity Fund for a one-year period ending August 31, 2007.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Funds, including the Subadviser), and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadviser.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board further noted that AIG SunAmerica provides and compensates a Chief Compliance Officer for the Funds and reviewed information concerning AIG SunAmerica's compliance staff. The Board also reviewed the personnel responsible for providing advisory services to the Funds, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality portfolio managers and other personnel;
(ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) the Adviser was responsive to requests of the Board; and (iv) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual fund and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients, including approximately 155 registered mutual funds and the fact that as of June 30, 2006 AIG SunAmerica managed, advised an/or administered approximately $44.7 billion of assets.

With respect to the International Equity Fund, for which AIG SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board also considered the nature, quality and extent of services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the International Equity Fund. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel responsible for providing subadvisory services to the International Equity Fund and concluded, based on their experience with AIGGIC, that (i) AIGGIC was able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC was responsive to requests of the Board and of AIG SunAmerica. With respect to the

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2006 -- (unaudited) (continued)

administrative services provided by AIGGIC, the Board considered that AIGGIC provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the International Equity Fund as set forth in the prospectus. The Board concluded that the nature and extent of services provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's and AIGGIC's compliance and regulatory history, and noted that neither AIG SunAmerica nor AIGGIC had been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the Funds.

Investment Performance of the Funds and the Adviser and Subadviser

The Board also reviewed and considered the performance of the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") as determined by Lipper, Inc. ("Lipper"), and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Funds periodically throughout the year.

In preparation for the August 29, 2006 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total return for the prior one-, two-, three-, four-, five- and ten-year periods ended June 30, 2006. The Board also received a report prepared by AIG SunAmerica that detailed the Funds performance for the one-, three-, six-, and nine-month periods ended July 31, 2006 as well as investment performance of Funds that have new portfolio managers from the date of the manager change through July 31, 2006. Specifically, the Board considered that the performance of each of the Balanced Assets Fund, Blue Chip Growth Fund and Growth Opportunities Fund ranked in the fourth or fifth quintile of their respective Peer Groups during the one-, three- and five-year periods but ranked in the first and second quartile during the one-, three- and six-month periods ending June 30, 2006. The Board observed that AIG SunAmerica had recently replaced portfolio managers for these Funds and that the new managers were beginning to improve Fund performance.

The Board further considered that the performance of both the Value Fund and the New Century Fund ranked in the fifth quintile for the one-year period but that each Fund had stronger rankings in longer periods and ranked in the first or second quartile over recent periods. Additionally, the Board considered that the performance of the Tax Managed Equity Fund had generally ranked in the first or second quintile during the relevant periods and that performance had even improved since AIG SunAmerica had assumed daily management responsibilities of the Fund. In particular, the Board noted that AIG SunAmerica had proposed, and the Board had approved, the termination of J.P. Morgan Investment Management as subadviser to the Tax Managed Equity Fund, that AIG SunAmerica had hired a new portfolio manager to manage the Fund and that the Fund's performance had subsequently improved. Additionally, the Board considered that the performance of the Biotech/Health Fund ranked in the fifth quintile during each of the relevant periods and that the Growth and Income Fund ranked in the fifth quintile for the one-year period and the fourth quintile for the two-, three- and ten-year periods.

The Board discussed its concerns regarding the performance of certain Funds with management of AIG SunAmerica and noted that AIG SunAmerica had satisfied previous commitments to enhance the Investments Department in an effort to improve performance and that performance had subsequently begun to improve. Additionally, the Board considered that AIG SunAmerica had also satisfied its commitments to the Funds by hiring additional securities analysts. The Board noted that the hiring of analysts and the willingness to replace portfolio managers when necessary demonstrated AIG SunAmerica's commitment to improving the Funds' performance. In considering AIG SunAmerica's commitment to enhancing the Investments Department, the Board was provided with a presentation that compared the present and historical staffing levels and annual budget of the Investments Department. Based on this presentation, the Board noted that AIG SunAmerica had made significant enhancements to the Investments Department in an effort to improve Fund performance. The Board also noted that with respect to the Biotech/Health Fund that performance had not improved and that the Board asked AIG SunAmerica to consider other strategic plans to improve Fund performance and to report back to the Board at a later date. In considering the performance of AIG SunAmerica, the Board did not rely upon comparisons of AIG SunAmerica's performance with respect to its other advisory clients.

In considering the performance of AIGGIC, the Board noted that it was satisfied with its performance in managing the International Equity Fund. The Board considered that the Fund's performance ranked in the top quartile within its Peer Group for the one-year

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2006 -- (unaudited) (continued)

period ending June 30, 2006, and that its rankings for the other periods were also favorable. In considering the performance of AIGGIC, the Board did not rely upon comparisons of AIGGIC's performance with respect to its other advisory clients.

Consideration of the Management Fee and Subadvisory Fee and the Cost of the Services and Profits Realized by the Investment Adviser, Subadviser and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees paid by the Funds to AIG SunAmerica for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided and any potential additional benefits received by AIG SunAmerica, the Subadviser or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports showed comparative fee information of the Funds' Peer Groups, and rankings within the relevant Lipper categories, as well as reports prepared by AIG SunAmerica. In considering the reasonableness of the management fee, the Board reviewed a number of expense comparisons, including: (i) contractual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board also received information on fees charged by the Subadviser for management of funds similar to the International Equity Fund. This information assisted the Board in considering what other clients pay AIGGIC for similar services. The Board did not rely upon comparisons of the fees earned by AIG SunAmerica with respect to other investment advisory contracts. In considering the Funds' total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica. The Board compared the Funds' net expense ratios to those of other funds within the Funds' respective Peer Groups as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups since the exact nature of services provided under the Peer Groups' fund agreements is often not apparent. The Board noted that the Peer Group fee information as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds.

The Board also took into account that certain management fee arrangements included breakpoints that will adjust the fee downward as the size of Funds increase, thereby allowing the shareholders to participate in economies of scale. The Board noted that for the management fee arrangements for the International Equity Fund, Value Fund, Biotech/Health Fund and the Tax Managed Equity Fund, which do not contain breakpoints, contractual expense caps have been implemented. The Board further noted that these expense caps agreed to by AIG SunAmerica and approved by the Board, benefited shareholders by keeping fees down even in the absence of breakpoints or economies of scale.

In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that the International Equity Fund pays a fee to AIG SunAmerica pursuant to its Advisory Agreement, and that, in turn, AIG SunAmerica and not the Fund, pays a fee to AIGGIC. Therefore, the Board considered the amount of the advisory fee retained by AIG SunAmerica and the fee paid to AIGGIC in connection with the services provided. The Board also considered that the Subadvisory Agreement contained breakpoints in the fee schedule that would adjust the subadvisory fee downward if the International Equity Fund increased its assets to certain levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in AIG SunAmerica retaining a larger portion of the advisory fee. The Board, however, was satisfied that AIG SunAmerica had implemented expense caps in order to keep shareholder costs down, as described above.

The Board also considered AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Funds. The Board reviewed financial statements relating to AIG SunAmerica's profitability and financial condition with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred on a Fund by Fund basis by AIG SunAmerica and its affiliates in providing services to the Funds. Based on this information, the Board considered the revenues received by AIG SunAmerica under the Advisory Agreements, and where applicable, the Administrative Agreements. The Board also considered revenues received by AIG SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Service Agreements. Additionally, the Board reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel, continue to perform its obligations under the Subadvisory Agreement and to continue to provide the high quality of services that it had provided to the International Equity Fund to date.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2006 -- (unaudited) (continued)


With respect to indirect costs and benefits, the Board considered that (1) any indirect costs incurred by AIG SunAmerica in connection with rendering investment advisory services to the Funds are inconsequential based on management's judgment to the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis according to management and do not impact upon the reasonableness of the advisory fee. The Board did, however, consider the reputational value to AIG SunAmerica from serving as investment adviser.

The Board concluded that AIG SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that it had provided to the Funds to date and that the profitability of the Adviser and its affiliates as a result of their relationships with the Funds was reasonable. Based upon the reports prepared by Lipper and other information provided by AIG SunAmerica, the Board was satisfied that the fee and expense ratios of the Funds were reasonable given the nature and quality of services provided and were reasonable to the fee and expense ratios of funds within the Lipper Peer Groups. The Board also concluded that the level of the management fee was reasonable in light of these factors.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. Based on the current management fee levels, the Board concluded that any potential economies of scale will be shared between shareholders and AIG SunAmerica in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations.

The Board concluded that the management fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

Other Factors

The Board also reviewed the reports from the past year on soft dollar commissions. These reports included information on brokers and total commissions paid for each Fund. The reports also detailed the types of research and services AIG SunAmerica obtained in connection with soft dollar commissions. The Board also considered the potential benefits the Adviser derived from the Fund's soft dollar arrangements whereby brokers provide research to the Adviser in return for allocating fund brokerage.

Conclusion

After a full and complete discussion, and following negotiations with management of AIG SunAmerica, the Board approved the continuation of the Advisory Agreement for each of the Funds, and the Subadvisory Agreement with respect to the International Equity Fund, for a one-year period ending August 31, 2007. In approving the Advisory Agreement the Board noted that while the performance of the Balanced Assets Fund, Blue Chip Growth Fund and Growth Opportunities Fund had recently improved, it was still concerned about under performance with respect to these Funds as well as the Growth and Income Fund and the Biotech/Health Fund. As a result, the Board noted that its approval of the Advisory Agreement was subject to the continuation of a waiver by AIG SunAmerica of management fees in the amount of 0.05% of average daily net assets with respect to the Blue Chip Growth Fund, Balanced Assets Fund and the Growth Opportunities Fund, as agreed upon at the August 30, 2006 Board meeting, and that the continuation of the 0.05% waiver would be subject to the same conditions for discontinuation. Additionally, the Board and AIG SunAmerica agreed upon an additional 0.02% waiver of management fees for the same Funds and a waiver of 0.05% of average daily net assets with respect to the Growth and Income Fund and Biotech/Health Fund effective as of September 1, 2006. The Board noted that the waivers may be discontinued without notice to shareholders, subject to the satisfaction of conditions, including in certain instances improved Fund performance. The Board indicated that it would continue to carefully monitor the performance of the Funds and the actions taken by AIG SunAmerica in an effort to enhance performance.

Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2006 -- (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)        Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -----------------------------
Disinterested Trustees

Jeffrey S. Burum        Trustee    2004-Present  Founder and CEO of                 42       None
DOB: February 27, 1963                           National Housing
                                                 Development Corporation
                                                 (January 2000 to present);
                                                 Founder, Owner and Partner
                                                 of Colonies Crossroads, Inc.
                                                 (January 2000 to present);
                                                 Owner and Managing
                                                 Member of Diversified
                                                 Pacific Development Group
                                                 LLC (June 1990 to present).

Dr. Judith L. Craven    Trustee    2001-Present  Retired.                           90       Director, A.G. Belo Corp.
DOB: October 6, 1945                                                                         (1992 to present); Director,
                                                                                             Sysco Corp. (1996 to
                                                                                             present); Director, Luby's,
                                                                                             Inc. (1998 to present):
                                                                                             Director, University of Texas
                                                                                             Board of Regents
                                                                                             (May 2001-present).

William F. Devin        Trustee    2001-Present  Retired.                           90       Member of the Board of
DOB: December 30, 1938                                                                       Governors, Boston Stock
                                                                                             Exchange (1985-present).

Samuel M. Eisenstat     Chairman   1986-Present  Attorney, solo practitioner.       52       Director, North European Oil
DOB: March 7, 1940      of the                                                               Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-Present  Senior Associate, Corcoran         52       None
DOB: May 10, 1943                                Group (Real Estate) (2003 to
                                                 present); Partner and
                                                 Managing Member, Beau
                                                 Brummell-Soho LLC
                                                 (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present).

William J. Shea         Trustee    2004-Present  President and CEO, Conseco,        52       Chairman of the Board,
DOB: February 9, 1948                            Inc. (Financial Services)                   Royal and SunAlliance,
                                                 (2001-2004); Chairman of                    U.S.A., Inc. (March 2005 to
                                                 the Board of Centennial                     present); Director, Boston
                                                 Technologies, Inc. (1998 to                 Private Financial Holdings
                                                 2001); Vice Chairman, Bank                  (October 2004 to present).
                                                 Boston Corp. (1993-1998)

Interested Trustee

Peter A. Harbeck(3)     Trustee    1995-Present  President, CEO and Director,       99       None
DOB: January 23, 1954                            AIG SunAmerica. (August
                                                 1995 to present); Director,
                                                 AIG SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present)
                                                 President and CEO, AIG
                                                 Advisor Group, Inc. (June
                                                 2004 to present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2006 -- (unaudited) (continued)


                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)   Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -------------------
Officers

Vincent M. Marra       President   2004-Present  Senior Vice President, AIG         N/A      N/A
DOB: May 28, 1950      and Chief                 SunAmerica (February 2003
                       Executive                 to present); Chief
                       Officer                   Administrative Officer, Chief
                                                 Operating Officer and Chief
                                                 Financial Officer, Carret &
                                                 Co. LLC (June 2002 to
                                                 February 2003); President
                                                 and Chief Operating Officer,
                                                 Bowne Digital Solutions
                                                 (1999 to May 2002)

Donna M. Handel        Treasurer   2002-Present  Senior Vice President, AIG         N/A      N/A
DOB: June 25, 1966                               SunAmerica (December 2004
                                                 to present); Vice President,
                                                 AIG SunAmerica (1997 to
                                                 December 2004), Assistant
                                                 Treasurer (1993 to 2002)

Gregory N. Bressler    Secretary   September     Senior Vice President and          N/A      N/A
DOB: November 17, 1966 and Chief   2005 to       General Counsel, AIG
                       Legal       Present       SunAmerica (June 2005 to
                       Officer                   present); Vice President and
                                                 Director of U.S. Asset
                                                 Management Compliance,
                                                 Goldman Sachs Asset
                                                 Management (June 2004 to
                                                 June 2005); Deputy General
                                                 Counsel, Credit Suisse Asset
                                                 Management (June 2002 to
                                                 June 2004); Counsel, Credit
                                                 Suisse Asset Management
                                                 (January 2000 to June 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 10 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2007.

During the year ended September 30, 2006 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                            Net          Net           Net      Qualifying % for the
                                 Total   Investment  Short-Term     Long-Term      70% Dividends
                               Dividends   Income   Capital Gains Capital Gains  Received Reduction
                               --------- ---------- ------------- ------------- --------------------
Blue Chip Growth Class A......   $  --     $  --        $  --         $  --               -- %
Blue Chip Growth Class B......      --        --           --            --                --
Blue Chip Growth Class C......      --        --           --            --                --
Blue Chip Growth Class I......      --        --           --            --                --
Growth Opportunities Class A..      --        --           --            --                --
Growth Opportunities Class B..      --        --           --            --                --
Growth Opportunities Class C..      --        --           --            --                --
Growth Opportunities Class I..      --        --           --            --                --
New Century Class A...........      --        --           --            --                --
New Century Class B...........      --        --           --            --                --
New Century Class C...........      --        --           --            --                --
Growth and Income Class A.....    0.02      0.02           --            --            100.00
Growth and Income Class B.....      --        --           --            --                --
Growth and Income Class C.....      --        --           --            --                --
Growth and Income Class I.....    0.04      0.04           --            --            100.00
Balanced Assets Class A.......    0.25      0.25           --            --             63.49
Balanced Assets Class B.......    0.15      0.15           --            --             63.49
Balanced Assets Class C.......    0.15      0.15           --            --             63.49
Balanced Assets Class I.......    0.29      0.29           --            --             63.49
International Equity Class A..      --        --           --            --                --
International Equity Class B..      --        --           --            --                --
International Equity Class C..      --        --           --            --                --
International Equity Class I..      --        --           --            --                --
Value Class A.................    1.30      0.13         0.98          0.19             48.06
Value Class B.................    1.20      0.03         0.98          0.19             48.06
Value Class C.................    1.20      0.03         0.98          0.19             48.06
Value Class I.................    1.32      0.15         0.98          0.19             48.06
Value Class Z.................    1.36      0.19         0.98          0.19             48.06
Biotech/Health Class A........      --        --           --            --                --
Biotech/Health Class B........      --        --           --            --                --
Biotech/Health Class C........      --        --           --            --                --
Tax Managed Equity Class A....    0.06      0.06           --            --            100.00
Tax Managed Equity Class B....    0.00      0.00           --            --            100.00
Tax Managed Equity Class C....    0.00      0.00           --            --            100.00
International Small Cap Class
 A............................      --        --           --            --                --
International Small Cap Class
 B............................      --        --           --            --                --
International Small Cap Class
 C............................      --        --           --            --                --

The International Equity Fund and International Small Cap Fund intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2006 was $223,155 and 17,298, respectively. The gross foreign source income for the information reporting is $1,941,542 and 177,332, respectively.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited) (continued)


For the year ended September 30, 2006, certain dividends paid by the following funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                   Fund                             Income
                   ----                           -----------
                   Growth and Income............. $   101,366
                   Balanced Assets...............   2,815,576
                   Value.........................  14,799,743
                   Tax Managed Equity............      53,956

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited)

The following graphs show how the value of a $10,000 investment in each of the SunAmerica Equity Funds would have changed over the period shown in the graphs, and also shows how the indices shown performed over the same period of time. The graphs and tables shown below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that the term "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of Class A shares of each Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Blue Chip Growth Fund

For the annual period ending September 30, 2006, the SunAmerica Blue Chip Growth Fund Class A returned 3.16% at NAV trailing its benchmarks, the Russell 1000 Growth Index and the S&P 500 Index, which returned 6.04% and 10.79%, respectively, during the period.

As a result of the strong results in the closing months of the annual period, domestic equity indices rose across the board. In terms of asset categories, the Lipper Large Cap Value Index outpaced all others, advancing 12.11% for the fiscal period. It was another challenging year for the Lipper Large Cap Growth segment which appreciated only 3.60%, under-performing all major Lipper asset classes.

With respect to the Russell 1000 Growth Index, Telecommunications Services (0.71% weight) advanced 18.05% and was the top-performing sector in the Russell 1000 Growth Index, followed by the Financial group (6.96% weight), which returned 17.09%. The two largest components of the index, Information Technology (23.84% weight) and Healthcare (18.87%) appreciated 4.01% and 3.41%, respectively. The Energy group (3.20% weight), one of the top-performing groups in the same period one year ago, was the only industry segment to post negative results, returning -6.12%.

Stock selection in the Consumer Discretionary sector contributed to performance, particularly the Media and Retailing categories. Underweight exposure and security selection in the Materials group also boosted returns as did a 3% average cash position and an Information Technology overweight. These gains were offset, however, by disappointing stock selection in the Healthcare and Information Technology sectors, most notably among pharmaceutical & biotechnology and software & services subgroups. Top-performing equity selections included Apple Computer Inc., Transocean Inc., Mastercard Inc., Kohl's Corp. and Goldman Sachs Group Inc., while the positions which detracted most significantly from the portfolio's performance were eBay Inc., Yahoo! Inc., Boston Scientific Corp., Intel Corp., and Symantec Corp.

John Massey assumed management of the Fund in February 2006. Mr. Massey leads the AIG SunAmerica Large-Cap Equity Team and has over 17 years of investment experience spanning portfolio management, research analysis, and merchant banking.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios ad higher forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Over the past ten years, $10,000 invested in Blue Chip Growth Fund Class A shares would have increased to $15,272. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Russell 1000 Growth Index would be valued at $22,791 and $17,009, respectively.

                                    [CHART]

                    Blue Chip                                Russell 1000
                  Growth Class A/@//#/    S&P 500 Index         Growth Index
                  --------------------    -------------         ------------
      9/30/1996        $ 9,427             $10,000               $10,000
    10/31/1996           9,294              10,276                10,060
    11/30/1996           9,807              11,054                10,816
    12/31/1996           9,621              10,835                10,604
     1/31/1997          10,248              11,511                11,348
     2/28/1997          10,303              11,602                11,271
     3/31/1997           9,801              11,126                10,661
     4/30/1997          10,186              11,789                11,369
     5/31/1997          10,818              12,507                12,189
     6/30/1997          11,339              13,067                12,677
     7/31/1997          12,393              14,106                13,798
     8/31/1997          11,804              13,317                12,991
     9/30/1997          12,535              14,046                13,630
    10/31/1997          12,200              13,577                13,126
    11/30/1997          12,386              14,205                13,684
    12/31/1997          12,621              14,449                13,837
     1/31/1998          12,614              14,609                14,251
     2/28/1998          13,633              15,662                15,323
     3/31/1998          14,334              16,463                15,933
     4/30/1998          14,667              16,629                16,154
     5/31/1998          14,270              16,343                15,696
     6/30/1998          14,914              17,007                16,657
     7/31/1998          14,950              16,826                16,547
     8/31/1998          12,203              14,396                14,063
     9/30/1998          13,173              15,319                15,144
    10/31/1998          13,973              16,564                16,361
    11/30/1998          14,893              17,567                17,605
    12/31/1998          16,182              18,579                19,193
     1/31/1999          17,414              19,355                20,320
     2/28/1999          16,691              18,754                19,391
     3/31/1999          17,611              19,504                20,413
     4/30/1999          17,953              20,260                20,439
     5/31/1999          17,307              19,782                19,810
     6/30/1999          18,523              20,879                21,198
     7/31/1999          18,022              20,228                20,525
     8/31/1999          18,120              20,128                20,860
     9/30/1999          17,953              19,577                20,421
    10/31/1999          19,276              20,815                21,964
    11/30/1999          20,446              21,239                23,149
    12/31/1999          23,418              22,489                25,557
     1/31/2000          22,551              21,359                24,358
     2/29/2000          23,992              20,955                25,549
     3/31/2000          25,084              23,005                27,378
     4/30/2000          23,209              22,313                26,075
     5/31/2000          21,826              21,855                24,762
     6/30/2000          23,443              22,393                26,639
     7/31/2000          23,051              22,044                25,528
     8/31/2000          25,750              23,413                27,839
     9/30/2000          24,176              22,177                25,206
    10/31/2000          22,318              22,083                24,013
    11/30/2000          19,685              20,342                20,474
    12/31/2000          20,031              20,441                19,826
     1/31/2001          20,294              21,167                21,195
     2/28/2001          18,016              19,237                17,597
     3/31/2001          16,751              18,018                15,682
     4/30/2001          18,065              19,418                17,666
     5/31/2001          18,016              19,548                17,405
     6/30/2001          17,452              19,073                17,002
     7/31/2001          17,033              18,885                16,577
     8/31/2001          15,778              17,703                15,222
     9/30/2001          13,967              16,273                13,702
    10/31/2001          14,425              16,584                14,421
    11/30/2001          15,914              17,856                15,806
    12/31/2001          15,865              18,012                15,777
     1/31/2002          15,242              17,749                15,498
     2/28/2002          14,736              17,407                14,855
     3/31/2002          15,330              18,062                15,369
     4/30/2002          14,357              16,967                14,114
     5/31/2002          14,016              16,842                13,773
     6/30/2002          12,897              15,642                12,499
     7/31/2002          11,943              14,423                11,812
     8/31/2002          11,904              14,517                11,847
     9/30/2002          10,853              12,940                10,618
    10/31/2002          11,602              14,079                11,592
    11/30/2002          12,186              14,907                12,222
    12/31/2002          11,222              14,031                11,377
     1/31/2003          10,989              13,665                11,101
     2/28/2003          10,940              13,459                11,050
     3/31/2003          11,038              13,590                11,256
     4/30/2003          11,836              14,708                12,088
     5/31/2003          12,371              15,483                12,692
     6/30/2003          12,468              15,680                12,867
     7/31/2003          12,790              15,957                13,187
     8/31/2003          13,072              16,268                13,515
     9/30/2003          12,770              16,095                13,370
    10/31/2003          13,724              17,005                14,121
    11/30/2003          13,792              17,155                14,269
    12/31/2003          14,142              18,054                14,762
     1/31/2004          14,327              18,385                15,064
     2/29/2004          14,434              18,641                15,159
     3/31/2004          14,162              18,359                14,878
     4/30/2004          13,928              18,072                14,705
     5/31/2004          14,094              18,320                14,979
     6/30/2004          14,327              18,676                15,166
     7/31/2004          13,558              18,058                14,309
     8/31/2004          13,471              18,130                14,238
     9/30/2004          13,714              18,327                14,374
    10/31/2004          13,899              18,607                14,598
    11/30/2004          14,347              19,359                15,100
    12/31/2004          14,824              20,018                15,692
     1/31/2005          14,347              19,530                15,169
     2/28/2005          14,405              19,941                15,330
     3/31/2005          14,152              19,588                15,051
     4/30/2005          13,763              19,217                14,764
     5/31/2005          14,444              19,828                15,479
     6/30/2005          14,318              19,856                15,422
     7/31/2005          14,989              20,594                16,175
     8/31/2005          14,775              20,406                15,967
     9/30/2005          14,804              20,571                16,041
    10/31/2005          14,610              20,228                15,885
    11/30/2005          15,213              20,993                16,570
    12/31/2005          15,067              21,001                16,518
     1/31/2006          15,359              21,557                16,808
     2/28/2006          15,213              21,615                16,781
     3/31/2006          15,388              21,884                17,029
     4/30/2006          15,320              22,178                17,006
     5/31/2006          14,814              21,540                16,430
     6/30/2006          14,668              21,569                16,365
     7/31/2006          14,483              21,702                16,053
     8/31/2006          14,902              22,218                16,554
     9/30/2006          15,272              22,791                17,009




                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
      Blue       Average            Average            Average            Average
      Chip       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    (2.79)%    3.16%   (1.58)%    2.42%     1.44%     2.44%    3.45%    3.45%
--------------------------------------------------------------------------------------------
5 Year Return      0.60%    9.34%     0.68%    5.45%     0.97%     4.92%      N/A      N/A
--------------------------------------------------------------------------------------------
10 Year Return     4.32%   61.99%     4.30%   52.42%       N/A       N/A      N/A      N/A
--------------------------------------------------------------------------------------------
Since Inception*   5.83%  121.39%     7.99%  424.13%   (2.43)%  (17.16)%  (0.55)%  (2.64)%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 10/08/93; Class B: 03/13/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
@ Beginning with the fiscal year ended September 30, 2006, the average annual total return displayed in the Line Graph is for Class A shares. Returns of Class A shares have replaced the returns of Class B shares in the Line Graph because Class A currently has the largest amount of net assets of any Class of the Fund.

For the 12 month period ended September 30, 2006, the SunAmerica Blue Chip Growth Class A returned (2.79)% compared to 6.04% for the Russell 1000 Growth Index and 10.79% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth Opportunities Fund

For the annual period ending September 30, 2006, the SunAmerica Growth Opportunities Class A returned 4.73% at NAV, trailing its Russell Mid-Cap Growth Index benchmark, which returned 7.03% during the period.

Within the Russell Mid-Cap Growth Index, the Energy group (7.27% weight), one of the top-performing groups in the year-ago period, was the principal laggard and only sector to post negative results, returned -12.00%. Overall, the Telecommunications Services sector (1.68% weight) outperformed all other industry groups, advancing 38.66%. The Financial group (8.60% weight) increased 19.98%. The index's largest constituents, Consumer Discretionary (21.97% weight) and Information Technology (17.36% weight) had more muted returns of 4.59% and 7.46%, respectively.

The Fund benefited from successful trading within the volatile Energy sector. Other factors which enhanced returns included 1) stock selection in the Energy, Industrial, and Financial groups; 2) a Healthcare overweight, and 3) underweight exposure to the Consumer Discretionary and Materials segments.

Stock selection in the Information Technology and Healthcare detracted most from relative performance. The portfolio's underweight exposure to the Financial and Telecommunications sectors also negatively impacted results.

Continental Airlines Inc., Alliance Data Systems Corp., Salesforce.com Inc., Gymboree Corp., and Centene Corp. are examples of top stock contributors during the annual period. SafeNet Inc., Symantec Corp., Tekelec, United Surgical Partners International Inc., and Astec Industries Inc. are stocks which detracted from performance.

Jay Rushin, CFA, assumed management of this Fund on December 19, 2005. Mr. Rushin has over 12 years of experience in the investment industry, focusing the past eight years on the small- and mid-cap growth segments of the market.
--------
The Russell Mid-Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Growth Opportunities Fund Class A shares would have increased to $15,603. The same amount invested in securities mirroring the performance of the Russell Mid-Cap Growth Index would be valued at $21,984.

                                    [CHART]

                   Growth Opportunities          Russell Mid-Cap
                        Class A/#/                Growth Index
                        ----------               ---------------
     9/30/1996          $ 9,427                     $10,000
    10/31/1996            9,327                       9,883
    11/30/1996            9,745                      10,465
    12/31/1996            9,811                      10,289
     1/31/1997           10,249                      10,744
     2/28/1997            9,761                      10,507
     3/31/1997            9,179                       9,914
     4/30/1997            9,184                      10,156
     5/31/1997            9,855                      11,067
     6/30/1997           10,066                      11,373
     7/31/1997           10,859                      12,461
     8/31/1997           10,782                      12,340
     9/30/1997           11,458                      12,964
    10/31/1997           10,893                      12,315
    11/30/1997           10,887                      12,445
    12/31/1997           11,153                      12,608
     1/31/1998           10,713                      12,381
     2/28/1998           11,471                      13,545
     3/31/1998           12,148                      14,113
     4/30/1998           12,412                      14,304
     5/31/1998           11,715                      13,716
     6/30/1998           12,229                      14,104
     7/31/1998           11,958                      13,500
     8/31/1998            9,630                      10,923
     9/30/1998           10,977                      11,750
    10/31/1998           11,024                      12,615
    11/30/1998           12,412                      13,466
    12/31/1998           13,735                      14,860
     1/31/1999           15,204                      15,306
     2/28/1999           13,931                      14,557
     3/31/1999           15,494                      15,368
     4/30/1999           15,762                      16,068
     5/31/1999           15,241                      15,861
     6/30/1999           16,239                      16,969
     7/31/1999           16,348                      16,429
     8/31/1999           16,442                      16,258
     9/30/1999           16,731                      16,119
    10/31/1999           18,396                      17,366
    11/30/1999           20,509                      19,164
    12/31/1999           25,964                      22,482
     1/31/2000           25,906                      22,478
     2/29/2000           35,056                      27,203
     3/31/2000           32,428                      27,231
     4/30/2000           29,337                      24,588
     5/31/2000           26,801                      22,796
     6/30/2000           31,857                      25,214
     7/31/2000           29,495                      23,618
     8/31/2000           34,625                      27,180
     9/30/2000           33,804                      25,851
    10/31/2000           31,061                      24,082
    11/30/2000           23,420                      18,848
    12/31/2000           25,301                      19,841
     1/31/2001           25,328                      20,974
     2/28/2001           20,768                      17,346
     3/31/2001           18,634                      14,864
     4/30/2001           20,438                      17,342
     5/31/2001           19,980                      17,260
     6/30/2001           19,037                      17,269
     7/31/2001           17,398                      16,104
     8/31/2001           15,869                      14,937
     9/30/2001           14,120                      12,469
    10/31/2001           15,027                      13,779
    11/30/2001           16,510                      15,263
    12/31/2001           16,931                      15,843
     1/31/2002           16,620                      15,328
     2/28/2002           14,834                      14,459
     3/31/2002           16,409                      15,563
     4/30/2002           14,779                      14,739
     5/31/2002           13,717                      14,299
     6/30/2002           11,968                      12,721
     7/31/2002           10,173                      11,485
     8/31/2002            9,706                      11,445
     9/30/2002            9,139                      10,536
    10/31/2002            9,990                      11,352
    11/30/2002           10,878                      12,241
    12/31/2002            9,807                      11,501
     1/31/2003            9,716                      11,388
     2/28/2003            9,789                      11,289
     3/31/2003           10,045                      11,499
     4/30/2003           10,714                      12,282
     5/31/2003           11,858                      13,464
     6/30/2003           11,858                      13,656
     7/31/2003           12,078                      14,144
     8/31/2003           12,838                      14,923
     9/30/2003           12,582                      14,634
    10/31/2003           13,241                      15,813
    11/30/2003           13,552                      16,236
    12/31/2003           13,699                      16,413
     1/31/2004           14,111                      16,955
     2/29/2004           14,239                      17,240
     3/31/2004           14,202                      17,207
     4/30/2004           13,369                      16,721
     5/31/2004           13,470                      17,116
     6/30/2004           13,845                      17,388
     7/31/2004           12,554                      16,236
     8/31/2004           12,087                      16,036
     9/30/2004           12,508                      16,635
    10/31/2004           12,737                      17,199
    11/30/2004           13,635                      18,087
    12/31/2004           14,047                      18,954
     1/31/2005           13,772                      18,447
     2/28/2005           14,120                      18,914
     3/31/2005           13,735                      18,637
     4/30/2005           13,040                      17,900
     5/31/2005           13,616                      18,925
     6/30/2005           13,919                      19,277
     7/31/2005           14,523                      20,402
     8/31/2005           14,697                      20,277
     9/30/2005           14,898                      20,540
    10/31/2005           14,395                      19,935
    11/30/2005           14,889                      21,017
    12/31/2005           14,898                      21,247
     1/31/2006           15,695                      22,520
     2/28/2006           15,594                      22,243
     3/31/2006           16,226                      22,864
     4/30/2006           16,345                      22,961
     5/31/2006           15,658                      21,880
     6/30/2006           15,182                      21,791
     7/31/2006           14,642                      21,010
     8/31/2006           15,219                      21,494
     9/30/2006           15,603                      21,984


                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
    Growth       Average            Average            Average            Average
 Opportunities   Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    (1.27)%    4.73%   (0.01)%    3.99%     3.00%    4.00%     4.99%    4.99%
--------------------------------------------------------------------------------------------
5 Year Return      0.82%   10.51%     0.91%    6.64%     1.28%    6.57%       N/A      N/A
--------------------------------------------------------------------------------------------
10 Year Return     4.55%   65.51%     4.56%   56.21%       N/A      N/A       N/A      N/A
--------------------------------------------------------------------------------------------
Since Inception*   8.51%  429.06%     5.71%  105.64%   (0.31)%  (2.33)%   (0.96)%  (4.59)%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 10/04/93; Class C: 02/02/99;
   Class I: 11/16/01
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2006, the SunAmerica Growth Opportunities Class A returned (1.27)% compared to 7.03% for the Russell MidCap Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica New Century Fund

For the annual period ending September 30, 2006, the SunAmerica New Century Fund Class A returned 3.33% at NAV, trailing the Russell 3000 Growth Index benchmark, which returned 6.05% during the period.

For the annual period, the Russell 3000 Growth Index appreciated 6.05%, as the Telecommunications Services sector (0.74% weight) led the market higher, advancing 17.18%. The Financial group (7.21% weight) increased 16.65%. The index's largest constituents, Information Technology (23.61% weight) and Healthcare (18.95% weight) had more muted returns of 3.85% and 2.86%, respectively. The Energy group (3.51% weight), the market leader in the same period one year ago, was the principal laggard and only sector to post negative results, returned -5.36%.

With respect to stock sector weightings versus the portfolio's benchmark, the combination of an Energy overweight and stock selection in the Financial and Consumer Discretionary groups assisted performance. It is important to note that while the Fund had a net overweight in the Energy sector during the period, the Fund benefited from successful trading within this volatile sector. Underweight exposure to the Information Technology, Healthcare and Material groups was also beneficial. Conversely, factors that hindered results included security selection in the Healthcare, Industrials, and Consumer Staples sectors as well as an 8% average cash position.

At the individual stock level, Alliance Data Systems Corp., Adobe Systems, Inc., Marvell Technology Group, Ltd., Rockwell Automation, Inc., and Caremark Rx, Inc. enhanced results, while portfolio laggards included Symantec Corp., Urban Outfitters, Inc., United Surgical Partners International, Inc., Pacific Sunwear of California, Inc., and Flextronics International, Ltd.

Jay Rushin, CFA, assumed management of this fund on December 19, 2005. Mr. Rushin has over 12 years of experience in the investment industry, focusing the past eight years on the small- and mid-cap growth segments of the market.
--------
The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in New Century Fund Class A shares would have increased to $14,342. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $16,718.

                                    [CHART]

                     New Century Class A/#/       Russell 3000 Growth Index
                    ------------------------      -------------------------
      9/30/1996         $ 9,425                          $10,000
    10/31/1996            9,308                           10,011
    11/30/1996            9,537                           10,717
    12/31/1996            9,741                           10,546
     1/31/1997           10,168                           11,239
     2/28/1997            9,181                           11,107
     3/31/1997            8,218                           10,489
     4/30/1997            7,957                           11,115
     5/31/1997            8,734                           11,987
     6/30/1997            9,068                           12,460
     7/31/1997           10,152                           13,518
     8/31/1997           10,523                           12,838
     9/30/1997           11,389                           13,510
    10/31/1997           10,321                           12,978
    11/30/1997            9,987                           13,440
    12/31/1997           10,066                           13,577
     1/31/1998            9,579                           13,926
     2/28/1998           10,299                           14,990
     3/31/1998           10,791                           15,591
     4/30/1998           10,764                           15,795
     5/31/1998           10,084                           15,282
     6/30/1998           10,679                           16,148
     7/31/1998           10,080                           15,931
     8/31/1998            8,130                           13,435
     9/30/1998            8,541                           14,492
    10/31/1998            8,894                           15,624
    11/30/1998            9,927                           16,815
    12/31/1998           11,345                           18,331
     1/31/1999           12,663                           19,389
     2/28/1999           11,536                           18,438
     3/31/1999           13,188                           19,386
     4/30/1999           13,646                           19,528
     5/31/1999           12,830                           18,974
     6/30/1999           13,608                           20,279
     7/31/1999           12,868                           19,635
     8/31/1999           12,949                           19,879
     9/30/1999           13,068                           19,516
    10/31/1999           13,818                           20,921
    11/30/1999           16,171                           22,122
    12/31/1999           20,940                           24,532
     1/31/2000           20,221                           23,447
     2/29/2000           25,823                           24,912
     3/31/2000           22,514                           26,321
     4/30/2000           20,232                           24,967
     5/31/2000           18,723                           23,646
     6/30/2000           22,514                           25,522
     7/31/2000           20,281                           24,380
     8/31/2000           23,321                           26,611
     9/30/2000           22,575                           24,174
    10/31/2000           19,913                           22,973
    11/30/2000           16,451                           19,534
    12/31/2000           17,049                           19,032
     1/31/2001           16,594                           20,363
     2/28/2001           14,350                           16,953
     3/31/2001           13,201                           15,130
     4/30/2001           14,435                           17,039
     5/31/2001           14,396                           16,836
     6/30/2001           14,096                           16,512
     7/31/2001           13,140                           16,029
     8/31/2001           12,052                           14,739
     9/30/2001           10,186                           13,207
    10/31/2001           10,649                           13,936
    11/30/2001           11,374                           15,263
    12/31/2001           11,605                           15,297
     1/31/2002           11,320                           15,008
     2/28/2002           10,757                           14,362
     3/31/2002           11,381                           14,908
     4/30/2002           11,073                           13,753
     5/31/2002           10,765                           13,386
     6/30/2002           10,047                           12,155
     7/31/2002            9,037                           11,404
     8/31/2002            9,053                           11,436
     9/30/2002            8,652                           10,272
    10/31/2002            8,821                           11,187
    11/30/2002            9,153                           11,825
    12/31/2002            8,752                           11,009
     1/31/2003            8,590                           10,739
     2/28/2003            8,436                           10,675
     3/31/2003            8,505                           10,871
     4/30/2003            9,076                           11,689
     5/31/2003            9,754                           12,319
     6/30/2003            9,909                           12,494
     7/31/2003           10,225                           12,848
     8/31/2003           10,757                           13,195
     9/30/2003           10,364                           13,039
    10/31/2003           11,150                           13,800
    11/30/2003           11,173                           13,968
    12/31/2003           11,189                           14,418
     1/31/2004           11,351                           14,747
     2/29/2004           11,381                           14,832
     3/31/2004           11,397                           14,583
     4/30/2004           11,004                           14,370
     5/31/2004           11,289                           14,639
     6/30/2004           11,713                           14,845
     7/31/2004           11,050                           13,965
     8/31/2004           10,795                           13,877
     9/30/2004           11,389                           14,059
    10/31/2004           11,767                           14,289
    11/30/2004           12,530                           14,839
    12/31/2004           12,924                           15,417
     1/31/2005           12,793                           14,887
     2/28/2005           13,178                           15,050
     3/31/2005           12,908                           14,750
     4/30/2005           12,314                           14,413
     5/31/2005           13,147                           15,137
     6/30/2005           13,371                           15,127
     7/31/2005           14,080                           15,894
     8/31/2005           13,895                           15,687
     9/30/2005           13,880                           15,764
    10/31/2005           13,433                           15,573
    11/30/2005           13,980                           16,263
    12/31/2005           13,918                           16,214
     1/31/2006           14,597                           16,610
     2/28/2006           14,589                           16,578
     3/31/2006           14,998                           16,875
     4/30/2006           15,121                           16,849
     5/31/2006           14,427                           16,219
     6/30/2006           14,073                           16,162
     7/31/2006           13,564                           15,808
     8/31/2006           13,995                           16,298
     9/30/2006           14,342                           16,718


                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
      New        Average            Average            Average
    Century      Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    (2.62)%    3.33%   (1.42)%    2.58%    1.70%     2.70%
-------------------------------------------------------------------------
5 Year Return      5.82%   40.80%     6.01%   35.86%    6.48%    36.87%
-------------------------------------------------------------------------
10 Year Return     3.67%   52.18%     3.74%   44.41%      N/A       N/A
-------------------------------------------------------------------------
Since Inception*   9.36%  516.70%     6.97%  140.29%    3.88%    39.01%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 01/28/87; Class B: 09/24/93; Class C: 02/02/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2006, the SunAmerica New Century Class A returned (2.62)% compared to 6.05% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Growth and Income Fund

For the annual period ending September 30, 2006, the SunAmerica Growth and Income Fund Class A returned 8.47% at NAV, lagging its benchmark, the S&P 500 Index, which returned 10.79%.

For the annual period, the S&P 500 increased 10.79% led higher by Telecom (25.82%), Financial (20.55%), Materials (17.63%), and Consumer Staples (10.57%) groups. Energy was the worst performing sector, advancing only 3.82%. Large-cap indices outperformed small-cap indices during the period. Overall, value outperformed its growth counterpart across the small-, mid-, multi- and large-cap spectrum.

The Fund's strict valuation discipline proved beneficial amid a market environment that favored large-cap value stocks. The Fund focuses its investment selection on large-cap equities that have greater growth rates and more attractive valuations relative to the S&P 500 Index. Additionally, outstanding stock selection in two of the top-performing industry segments, Financials and Consumer Staples, also proved beneficial.

While the Fund benefited from over-weight exposure to the Telecom sector over the past 12 months, that group only accounted for 3.23% of the benchmark. To a greater extent, performance was primarily driven by outstanding security selection in the Consumer Staples, Financial, and Information Technology groups. On the other hand, stock selection in the Materials, Utilities, and Healthcare sectors detracted from returns.

JPMorgan Chase & Co., Bank of America Corp., Schlumberger, Ltd., Cisco Systems, Inc., and AT&T, Inc. were among the top contributing securities during the period. Stocks which detracted from performance included FPL Group, Inc., Yahoo!, Inc., Valero Energy Corp., Intel Corp. and Viacom, Inc.

--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Over the past ten years, $10,000 invested in Growth and Income Fund Class A shares would have increased to $16,505. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $22,791.

                                    [CHART]

                    Growth & Income Class A/#/        S&P 500 Index
                    --------------------------       --------------
     9/30/1996             $ 9,424                      $10,000
    10/31/1996               9,532                       10,276
    11/30/1996              10,135                       11,054
    12/31/1996              10,107                       10,835
     1/31/1997              10,633                       11,511
     2/28/1997              10,643                       11,602
     3/31/1997              10,238                       11,126
     4/30/1997              10,765                       11,789
     5/31/1997              11,460                       12,507
     6/30/1997              11,893                       13,067
     7/31/1997              12,795                       14,106
     8/31/1997              12,213                       13,317
     9/30/1997              12,645                       14,046
    10/31/1997              12,335                       13,577
    11/30/1997              12,880                       14,205
    12/31/1997              13,157                       14,449
     1/31/1998              13,199                       14,609
     2/28/1998              14,064                       15,662
     3/31/1998              14,731                       16,463
     4/30/1998              14,773                       16,629
     5/31/1998              14,471                       16,343
     6/30/1998              14,982                       17,007
     7/31/1998              14,836                       16,826
     8/31/1998              12,459                       14,396
     9/30/1998              13,345                       15,319
    10/31/1998              14,137                       16,564
    11/30/1998              14,982                       17,567
    12/31/1998              16,231                       18,579
     1/31/1999              17,222                       19,355
     2/28/1999              16,597                       18,754
     3/31/1999              17,448                       19,504
     4/30/1999              17,814                       20,260
     5/31/1999              17,179                       19,782
     6/30/1999              18,256                       20,879
     7/31/1999              17,858                       20,228
     8/31/1999              17,707                       20,128
     9/30/1999              17,491                       19,577
    10/31/1999              18,644                       20,815
    11/30/1999              19,409                       21,239
    12/31/1999              21,634                       22,489
     1/31/2000              20,853                       21,359
     2/29/2000              21,612                       20,955
     3/31/2000              22,851                       23,005
     4/30/2000              21,243                       22,313
     5/31/2000              20,228                       21,855
     6/30/2000              21,511                       22,393
     7/31/2000              21,143                       22,044
     8/31/2000              23,565                       23,413
     9/30/2000              22,326                       22,177
    10/31/2000              21,042                       22,083
    11/30/2000              18,743                       20,342
    12/31/2000              19,285                       20,441
     1/31/2001              19,395                       21,167
     2/28/2001              17,594                       19,237
     3/31/2001              16,426                       18,018
     4/30/2001              17,618                       19,418
     5/31/2001              17,533                       19,548
     6/30/2001              16,815                       19,073
     7/31/2001              16,450                       18,885
     8/31/2001              15,233                       17,703
     9/30/2001              13,518                       16,273
    10/31/2001              13,725                       16,584
    11/30/2001              15,027                       17,856
    12/31/2001              15,124                       18,012
     1/31/2002              14,406                       17,749
     2/28/2002              14,187                       17,407
     3/31/2002              14,820                       18,062
     4/30/2002              14,078                       16,967
     5/31/2002              13,907                       16,842
     6/30/2002              12,946                       15,642
     7/31/2002              11,851                       14,423
     8/31/2002              12,021                       14,517
     9/30/2002              10,792                       12,940
    10/31/2002              11,510                       14,079
    11/30/2002              12,082                       14,907
    12/31/2002              11,267                       14,031
     1/31/2003              10,902                       13,665
     2/28/2003              10,792                       13,459
     3/31/2003              10,853                       13,590
     4/30/2003              11,559                       14,708
     5/31/2003              12,058                       15,483
     6/30/2003              12,131                       15,680
     7/31/2003              12,411                       15,957
     8/31/2003              12,630                       16,268
     9/30/2003              12,398                       16,095
    10/31/2003              13,262                       17,005
    11/30/2003              13,384                       17,155
    12/31/2003              13,822                       18,054
     1/31/2004              13,956                       18,385
     2/29/2004              14,163                       18,641
     3/31/2004              13,907                       18,359
     4/30/2004              13,627                       18,072
     5/31/2004              13,712                       18,320
     6/30/2004              13,932                       18,676
     7/31/2004              13,603                       18,058
     8/31/2004              13,615                       18,130
     9/30/2004              13,846                       18,327
    10/31/2004              14,102                       18,607
    11/30/2004              14,674                       19,359
    12/31/2004              15,185                       20,018
     1/31/2005              14,893                       19,530
     2/28/2005              15,173                       19,941
     3/31/2005              14,941                       19,588
     4/30/2005              14,648                       19,217
     5/31/2005              15,051                       19,828
     6/30/2005              14,954                       19,856
     7/31/2005              15,295                       20,594
     8/31/2005              15,173                       20,406
     9/30/2005              15,216                       20,571
    10/31/2005              14,922                       20,228
    11/30/2005              15,351                       20,993
    12/31/2005              15,289                       21,001
     1/31/2006              15,534                       21,557
     2/28/2006              15,682                       21,615
     3/31/2006              15,829                       21,884
     4/30/2006              16,137                       22,178
     5/31/2006              15,743                       21,540
     6/30/2006              15,694                       21,569
     7/31/2006              15,780                       21,702
     8/31/2006              16,124                       22,218
     9/30/2006              16,505                       22,791


                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
     Growth      Average            Average            Average            Average
   and Income    Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     2.21%     8.47%    3.75%     7.75%    6.76%     7.76%    8.69%     8.69%
--------------------------------------------------------------------------------------------
5 Year Return     2.85%    22.10%    3.05%    18.22%    3.41%    18.26%      N/A       N/A
--------------------------------------------------------------------------------------------
10 Year Return    5.14%    75.14%    5.22%    66.40%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  8.37%   184.06%    8.48%   170.75%    1.71%    15.83%    2.20%    11.18%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 07/01/94; Class B: 07/06/94; Class C: 02/02/98;
   Class I: 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2006, the SunAmerica Growth and Income Class A returned 2.21% compared to 10.79% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Balanced Assets Fund

For the annual period ending September 30, 2006, the SunAmerica Balanced Assets Fund Class A returned 5.90% at NAV. The Fund invests approximately 65% of its total portfolio in equities and 35% in fixed-income securities. The Fund's equity benchmark, the S&P 500 Index, returned 10.79%, whereas its fixed income benchmark, the Lehman Brothers Aggregate Bond Index, returned 3.67% for the same period.

The Fund was aided by outstanding security selection in the Financial group, one of the top-performing sectors during the annual period. Stock selection in the Consumer Discretionary and Consumer Staples groups also had a positive impact on results, as did an Energy underweight, the worst-performing sector during the fiscal period. On the other hand, stock selection in the Healthcare, Industrials, and Information Technology sectors detracted the most from relative performance and results were further hindered by a Financial underweight.

Several banks and brokers led the list of top-performing equity holdings, including Bank of America, Goldman Sachs, Bear Stearns, and JPMorgan Chase. BellSouth was another top contributor. The positions which detracted most significantly from the Portfolio's performance included several technology and energy concerns such as Ebay, Yahoo, Valero Energy, ConocoPhillips and Intel.

Sector selection played an important role in fixed income returns. Broadly speaking, Emerging Markets Debt performed strongly. Conditions in that asset class were hallmarked by a very strong fundamental backdrop and a relatively benign interest rate environment. The U.S. High Yield category was also a strong contributor as conditions in that asset class remained sanguine. Within the investment-grade credit category, investments in the Financial sector provided the largest boost, while mortgage-backed securities offered through the Federal Home Loan Mortgage Corporation were a drag on performance.

Specific fixed income security selection proved once again to be a primary driver of returns in the Fund. Each asset class is managed from a bottoms-up perspective which places a high degree of weight on the manager's ability to select the best-performing securities available. Moreover, market conditions over the past year have called for a particular focus on individual security selection as differentiation among broader sectors and asset classes has been increasingly difficult. Top-performing securities for the year included Calpine secured debt, Republic of Venezuela and Republic of Turkey bonds, and Atlas Air secured notes. Poor performers included Calpine unsecured notes, Verizon New York and Republic of Argentina bonds.

John Massey assumed management of the Fund's growth equity sleeve in February 2006. Mr. Massey has over 17 years of investment experience spanning portfolio management, research analysis, and merchant banking and heads the AIG SunAmerica Large-Cap Equity Team.
--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Over the past ten years, $10,000 invested in Balanced Assets Fund Class A shares would have increased to $15,076. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index would be valued at $18,631 and $22,791, respectively.

                                     [CHART]

                 Balanced Assets     Lehman Bros.Aggregate
                   Class A/#@/           Bond Index           S&P 500 Index
                   -----------           ----------           -------------
      9/30/1996     $ 9,423               $10,000                $10,000
     10/31/1996       9,501                10,222                 10,276
     11/30/1996       9,916                10,397                 11,054
     12/31/1996       9,705                10,300                 10,835
      1/31/1997      10,138                10,332                 11,511
      2/28/1997      10,163                10,358                 11,602
      3/31/1997       9,809                10,243                 11,126
      4/30/1997      10,149                10,397                 11,789
      5/31/1997      10,559                10,495                 12,507
      6/30/1997      10,899                10,620                 13,067
      7/31/1997      11,685                10,907                 14,106
      8/31/1997      11,261                10,814                 13,317
      9/30/1997      11,761                10,974                 14,046
     10/31/1997      11,640                11,133                 13,577
     11/30/1997      11,831                11,185                 14,205
     12/31/1997      12,046                11,298                 14,449
      1/31/1998      12,075                11,442                 14,609
      2/28/1998      12,722                11,433                 15,662
      3/31/1998      13,183                11,472                 16,463
      4/30/1998      13,416                11,532                 16,629
      5/31/1998      13,247                11,641                 16,343
      6/30/1998      13,672                11,740                 17,007
      7/31/1998      13,672                11,765                 16,826
      8/31/1998      12,103                11,956                 14,396
      9/30/1998      12,857                12,236                 15,319
     10/31/1998      13,342                12,171                 16,564
     11/30/1998      14,012                12,241                 17,567
     12/31/1998      14,859                12,278                 18,579
      1/31/1999      15,563                12,365                 19,355
      2/28/1999      15,029                12,148                 18,754
      3/31/1999      15,672                12,215                 19,504
      4/30/1999      15,928                12,254                 20,260
      5/31/1999      15,401                12,146                 19,782
      6/30/1999      16,142                12,108                 20,879
      7/31/1999      15,808                12,057                 20,228
      8/31/1999      15,847                12,051                 20,128
      9/30/1999      15,699                12,190                 19,577
     10/31/1999      16,417                12,236                 20,815
     11/30/1999      16,768                12,234                 21,239
     12/31/1999      18,080                12,176                 22,489
      1/31/2000      17,555                12,135                 21,359
      2/29/2000      17,934                12,282                 20,955
      3/31/2000      18,865                12,444                 23,005
      4/30/2000      17,830                12,408                 22,313
      5/31/2000      17,208                12,402                 21,855
      6/30/2000      18,036                12,660                 22,393
      7/31/2000      17,958                12,775                 22,044
      8/31/2000      19,237                12,960                 23,413
      9/30/2000      18,163                13,042                 22,177
     10/31/2000      17,262                13,128                 22,083
     11/30/2000      16,023                13,344                 20,342
     12/31/2000      16,335                13,592                 20,441
      1/31/2001      16,529                13,813                 21,167
      2/28/2001      15,352                13,933                 19,237
      3/31/2001      14,610                14,003                 18,018
      4/30/2001      15,205                13,944                 19,418
      5/31/2001      15,166                14,028                 19,548
      6/30/2001      14,869                14,081                 19,073
      7/31/2001      14,703                14,397                 18,885
      8/31/2001      13,968                14,562                 17,703
      9/30/2001      13,014                14,731                 16,273
     10/31/2001      13,436                15,039                 16,584
     11/30/2001      14,115                14,831                 17,856
     12/31/2001      14,000                14,737                 18,012
      1/31/2002      13,694                14,857                 17,749
      2/28/2002      13,496                15,000                 17,407
      3/31/2002      13,641                14,751                 18,062
      4/30/2002      13,275                15,037                 16,967
      5/31/2002      13,107                15,165                 16,842
      6/30/2002      12,627                15,296                 15,642
      7/31/2002      12,180                15,480                 14,423
      8/31/2002      12,319                15,742                 14,517
      9/30/2002      11,758                15,997                 12,940
     10/31/2002      11,928                15,924                 14,079
     11/30/2002      12,177                15,920                 14,907
     12/31/2002      11,759                16,249                 14,031
      1/31/2003      11,518                16,262                 13,665
      2/28/2003      11,508                16,488                 13,459
      3/31/2003      11,520                16,475                 13,590
      4/30/2003      12,042                16,611                 14,708
      5/31/2003      12,423                16,920                 15,483
      6/30/2003      12,444                16,887                 15,680
      7/31/2003      12,394                16,319                 15,957
      8/31/2003      12,555                16,427                 16,268
      9/30/2003      12,540                16,862                 16,095
     10/31/2003      13,053                16,705                 17,005
     11/30/2003      13,114                16,745                 17,155
     12/31/2003      13,424                16,915                 18,054
      1/31/2004      13,545                17,052                 18,385
      2/29/2004      13,696                17,236                 18,641
      3/31/2004      13,558                17,365                 18,359
      4/30/2004      13,275                16,913                 18,072
      5/31/2004      13,315                16,846                 18,320
      6/30/2004      13,525                16,941                 18,676
      7/31/2004      13,220                17,109                 18,058
      8/31/2004      13,291                17,435                 18,130
      9/30/2004      13,451                17,482                 18,327
     10/31/2004      13,594                17,629                 18,607
     11/30/2004      13,849                17,488                 19,359
     12/31/2004      14,208                17,649                 20,018
      1/31/2005      14,024                17,760                 19,530
      2/28/2005      14,137                17,655                 19,941
      3/31/2005      13,878                17,565                 19,588
      4/30/2005      13,734                17,802                 19,217
      5/31/2005      14,002                17,995                 19,828
      6/30/2005      13,991                18,093                 19,856
      7/31/2005      14,270                17,928                 20,594
      8/31/2005      14,229                18,158                 20,406
      9/30/2005      14,236                17,971                 20,571
     10/31/2005      14,029                17,829                 20,228
     11/30/2005      14,361                17,908                 20,993
     12/31/2005      14,352                18,078                 21,001
      1/31/2006      14,550                18,079                 21,557
      2/28/2006      14,571                18,139                 21,615
      3/31/2006      14,616                17,961                 21,884
      4/30/2006      14,679                17,929                 22,178
      5/31/2006      14,407                17,909                 21,540
      6/30/2006      14,386                17,947                 21,569
      7/31/2006      14,512                18,190                 21,702
      8/31/2006      14,796                18,469                 22,218
      9/30/2006      15,076                18,631                 22,791



                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
    Balanced     Average            Average            Average            Average
     Assets      Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    (0.21)%    5.90%    1.23%     5.23%     4.22%    5.22%    6.24%    6.24%
--------------------------------------------------------------------------------------------
5 Year Return      1.77%   15.85%    1.94%    12.08%     2.32%   12.15%      N/A      N/A
--------------------------------------------------------------------------------------------
10 Year Return     4.19%   60.00%    4.24%    51.43%       N/A      N/A      N/A      N/A
--------------------------------------------------------------------------------------------
Since Inception*   5.60%  115.59%    8.52%   488.26%   (0.99)%  (7.37)%    1.69%    8.50%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 09/24/93; Class B: 01/29/85; Class C: 02/02/99;
   Class I: 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
@ Beginning with the fiscal year ended September 30, 2006, the average annual total return displayed in the Line Graph is for Class A shares. Returns of Class A shares have replaced the returns of Class B shares in the Line Graph because Class A currently has the largest amount of net assets of any Class of the Fund.

For the 12 month period ended September 30, 2006, the SunAmerica Balanced Assets Class A returned (0.21)% compared to 10.79% for the S&P 500 Index and 3.67% for the Lehman Bros. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica International Equity Fund

For the annual period ending September 30, 2006, the SunAmerica International Equity Fund Class A returned 21.47% at NAV, outperforming its benchmark, the MSCI EAFE Index, which returned 19.16% during the period.

The global economy and equity markets have shown remarkable resilience and sustained growth over the last 12 months in spite of various macroeconomic and geo-political cross-currents. Stock markets did not entirely escape the consequences of uncertainty, however, as they experienced a correction and severe bout of risk aversion in the third quarter of the period brought on by spiking oil prices, fears of slowing growth and inflation, and increased conflict in the Middle East. The correction was marked by a sharp sell-off in emerging markets and smaller companies -- two asset classes that had been experiencing excellent returns. A shift to more defensive sectors also occurred at this time.

Booming cyclical sectors such as Materials, Consumer Discretionary, and Industrials, which had been benefiting from China's rapid growth and the maintained spending power of the U.S. consumer, gave way to Utilities and Staples with stable earnings and yield. That said, it appears that the markets and economy have withstood these hiccups and corporate profits have been robust; though risks remain in the scenario. The U.S. Federal Reserve's sustained campaign of interest rate increases seems to have finished; the U.S. housing market has been undergoing an orderly correction; and Europe and Japan look poised to pick-up the slack for a dip in the U.S. economic growth. Overall, the economic outlook has beat expectations on the upside, and has therefore been positive for equity markets.

Our investment approach remains focused on fundamental research and stock selection. While this approach resulted in a high overall contribution from stock selection, the markets also affected fund performance as they were highly supportive of cyclical stocks with higher betas in the first three quarters of the reporting period. Market conditions shifted in May of 2006 on fears of slowing growth and accelerating inflation. The result was a sharp sell-off of perceived riskier assets as well as cyclical sectors -- the same sectors in which the Fund had been delivering excellent returns during the first three quarters of the period. In the Europe and Japan, the effects are seen in a slight underperformance in Staples and Utilities, which picked up momentum in the period in question. Markets shifted back to cyclical and growth-leveraged bias in the last quarter of the period.

Sector allocation presented somewhat of a drag on the Fund performance due primarily to our underweights in Telecom and Materials. However, country allocation was a positive factor in performance with the United Kingdom, Norway, Greece, France, and Spain providing the greatest contribution.

Security selection was the overriding reason for the Fund's overperformance as compared to its benchmark. Italian oil-field services provider Saipem SpA provided the greatest overall contribution as high oil prices drove upstream demand for exploration and platform construction, and investors cheered smart, value-enhancing acquisitions. Petroleum Geo-Services and Telenor ASA of Norway as well as German pharmaceutical and chemical firm Bayer AG also contributed positively. On the negative side, Ericsson SpA and Vodafone Group PLC both detracted from performance.
--------
Investing internationally involves special risks, such as currency fluctuations, and economic and political instability. Diversification does not insure against market loss.

The MSCI EAFE Index is a developed market equity index that includes approximately 1,100 securities listed on the stock exchanges of 21 developed countries, excluding the U.S. and Canada. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since the Fund's inception on November 19, 1996, $10,000 invested in International Equity Fund Class A shares would have increased to $13,290. The same amount invested in securities mirroring the performance of the MSCI EAFE Index would be valued at $18,793.

                                     [CHART]

                     International Equity Class A/#@/      MSCI EAFE Index
                    ---------------------------------      ---------------
 11/19/1996                   $ 9,427                          $10,000
 11/30/1996                     9,480                           10,000
 12/31/1996                     9,472                            9,871
  1/31/1997                     9,419                            9,526
  2/28/1997                     9,548                            9,682
  3/31/1997                     9,449                            9,717
  4/30/1997                     9,412                            9,768
  5/31/1997                     9,925                           10,404
  6/30/1997                    10,392                           10,978
  7/31/1997                    10,611                           11,155
  8/31/1997                     9,744                           10,322
  9/30/1997                    10,234                           10,900
 10/31/1997                     9,397                           10,063
 11/30/1997                     9,253                            9,960
 12/31/1997                     9,211                           10,047
  1/31/1998                     9,427                           10,506
  2/28/1998                     9,895                           11,181
  3/31/1998                    10,395                           11,525
  4/30/1998                    10,617                           11,616
  5/31/1998                    10,610                           11,560
  6/30/1998                    10,518                           11,647
  7/31/1998                    10,664                           11,765
  8/31/1998                     9,181                           10,308
  9/30/1998                     8,797                            9,992
 10/31/1998                     9,388                           11,033
 11/30/1998                     9,849                           11,598
 12/31/1998                    10,158                           12,056
  1/31/1999                    10,181                           12,020
  2/28/1999                     9,826                           11,734
  3/31/1999                    10,081                           12,224
  4/30/1999                    10,412                           12,719
  5/31/1999                     9,934                           12,064
  6/30/1999                    10,381                           12,534
  7/31/1999                    10,582                           12,907
  8/31/1999                    10,574                           12,954
  9/30/1999                    10,574                           13,084
 10/31/1999                    10,998                           13,574
 11/30/1999                    11,847                           14,046
 12/31/1999                    13,567                           15,307
  1/31/2000                    12,780                           14,334
  2/29/2000                    13,752                           14,720
  3/31/2000                    13,551                           15,291
  4/30/2000                    12,603                           14,486
  5/31/2000                    12,240                           14,132
  6/30/2000                    12,742                           14,685
  7/31/2000                    12,371                           14,069
  8/31/2000                    12,641                           14,191
  9/30/2000                    11,762                           13,500
 10/31/2000                    11,137                           13,181
 11/30/2000                    10,520                           12,687
 12/31/2000                    10,846                           13,138
  1/31/2001                    10,804                           13,131
  2/28/2001                     9,907                           12,147
  3/31/2001                     9,036                           11,337
  4/30/2001                     9,589                           12,125
  5/31/2001                     9,220                           11,697
  6/30/2001                     8,868                           11,219
  7/31/2001                     8,608                           11,015
  8/31/2001                     8,332                           10,735
  9/30/2001                     7,317                            9,648
 10/31/2001                     7,443                            9,895
 11/30/2001                     7,493                           10,260
 12/31/2001                     7,602                           10,321
  1/31/2002                     7,410                            9,773
  2/28/2002                     7,527                            9,841
  3/31/2002                     7,837                           10,373
  4/30/2002                     7,846                           10,442
  5/31/2002                     7,938                           10,574
  6/30/2002                     7,636                           10,154
  7/31/2002                     6,823                            9,151
  8/31/2002                     6,689                            9,130
  9/30/2002                     5,867                            8,150
 10/31/2002                     6,178                            8,588
 11/30/2002                     6,437                            8,978
 12/31/2002                     6,228                            8,676
  1/31/2003                     6,052                            8,314
  2/28/2003                     5,976                            8,123
  3/31/2003                     5,859                            7,963
  4/30/2003                     6,328                            8,744
  5/31/2003                     6,672                            9,273
  6/30/2003                     6,840                            9,498
  7/31/2003                     7,049                            9,727
  8/31/2003                     7,250                            9,962
  9/30/2003                     7,317                           10,270
 10/31/2003                     7,795                           10,910
 11/30/2003                     7,913                           11,152
 12/31/2003                     8,544                           12,023
  1/31/2004                     8,586                           12,193
  2/29/2004                     8,620                           12,475
  3/31/2004                     8,712                           12,545
  4/30/2004                     8,435                           12,261
  5/31/2004                     8,410                           12,303
  6/30/2004                     8,620                           12,572
  7/31/2004                     8,284                           12,164
  8/31/2004                     8,360                           12,218
  9/30/2004                     8,553                           12,537
 10/31/2004                     8,880                           12,965
 11/30/2004                     9,433                           13,850
 12/31/2004                     9,877                           14,458
  1/31/2005                     9,718                           14,193
  2/28/2005                    10,179                           14,806
  3/31/2005                     9,886                           14,434
  4/30/2005                     9,743                           14,094
  5/31/2005                     9,752                           14,101
  6/30/2005                     9,886                           14,288
  7/31/2005                    10,246                           14,726
  8/31/2005                    10,657                           15,099
  9/30/2005                    10,934                           15,771
 10/31/2005                    10,666                           15,310
 11/30/2005                    10,993                           15,685
 12/31/2005                    11,823                           16,415
  1/31/2006                    12,695                           17,423
  2/28/2006                    12,485                           17,384
  3/31/2006                    12,913                           17,957
  4/30/2006                    13,693                           18,815
  5/31/2006                    13,164                           18,084
  6/30/2006                    12,971                           18,083
  7/31/2006                    13,064                           18,262
  8/31/2006                    13,349                           18,764
  9/30/2006                    13,290                           18,793



                      Class A            Class B           Class C ++          Class I
                 ------------------ ------------------ ------------------ ------------------
 International   Average            Average            Average            Average
    Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    14.45%    21.47%   16.63%    20.63%   19.75%    20.75%   21.65%    21.65%
--------------------------------------------------------------------------------------------
5 Year Return    11.36%    81.62%   11.76%    76.37%   12.00%    76.25%      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  2.93%    40.98%    3.01%    34.02%    2.88%    31.25%   12.28%    75.71%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
@ Beginning with the fiscal year ended September 30, 2006, the average annual total return displayed in the Line Graph is for Class A shares. Returns of Class A shares have replaced the returns of Class B shares in the Line Graph because Class A currently has the largest amount of net assets of any Class of the Fund.

For the 12 month period ended September 30, 2006, the SunAmerica International Equity Class A returned 14.45% compared to 19.16% for the MSCI EAFE Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Value Fund

For the annual period ending September 30, 2006, the SunAmerica Value Fund Class A returned 12.02% at NAV, trailing the Russell 3000 Value Index benchmark, which returned 14.55% during the period.

For the annual period, the Telecommunications Services (5.41% weight) advanced 27.17% and was the top-performing sector in the Russell 3000 Value Index, followed by the Financial group, the largest constituent (36.46% weight), which returned 20.51%. The Energy group (12.88% weight), the market leader in the same period a year ago, was the principal laggard, returning only 1.81%.

SunAmerica Value Fund benefited from the out-performance of large-cap value stocks during the annual period. The Fund focuses its investment selection on large-cap equities that have greater growth rates and more attractive valuations relative to its benchmark. Additionally, outstanding stock selection in the Financial group, one of the top-performing industry segments, also proved beneficial.

SunAmerica Value Fund also benefited from over-weight exposure to the Telecom Services sector over the past 12 months. To a greater extent, performance was primarily driven by outstanding security selection in the Financial, Consumer Discretionary, and Consumer Staples groups, particularly banks, media, and food, beverage and tobacco companies. On the other hand, stock selection in the Materials, Utilities, and Industrial sectors detracted from returns.

Several financial firms headed the list of top contributing securities during the annual period including Bank of America Corp., JPMorgan Chase & Co., Wells Fargo & Co., Wachovia Corp., and Bear Stearns Cos. BellSouth Corp., was another top performer during the annual period. Stocks which detracted from performance included ConocoPhilipps, FPL Group Inc., Valero Energy Corp., TXU Corp. and Intel Corp.
--------
The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since the Fund's inception on November 19, 1996, $10,000 invested in Value Fund Class A shares would have increased to $23,956. The same amount invested in securities mirroring the performance of the Russell 3000 Value Index would be valued at $26,900.

                                    [CHART]

                    Value Class A/#@/     Russell 3000 Value Index
                    -----------------     ------------------------
 11/19/1996           $ 9,427                    $10,000
 11/30/1996             9,646                     10,221
 12/31/1996             9,638                     10,137
  1/31/1997            10,060                     10,594
  2/28/1997            10,121                     10,744
  3/31/1997             9,781                     10,367
  4/30/1997            10,211                     10,774
  5/31/1997            10,845                     11,401
  6/30/1997            11,244                     11,899
  7/31/1997            12,187                     12,755
  8/31/1997            11,953                     12,364
  9/30/1997            12,662                     13,119
 10/31/1997            12,134                     12,753
 11/30/1997            12,300                     13,274
 12/31/1997            12,474                     13,668
  1/31/1998            12,216                     13,469
  2/28/1998            13,132                     14,367
  3/31/1998            13,633                     15,217
  4/30/1998            13,766                     15,316
  5/31/1998            13,226                     15,059
  6/30/1998            13,140                     15,226
  7/31/1998            12,631                     14,875
  8/31/1998            10,354                     12,651
  9/30/1998            10,698                     13,376
 10/31/1998            11,731                     14,359
 11/30/1998            12,208                     15,006
 12/31/1998            12,482                     15,513
  1/31/1999            12,467                     15,600
  2/28/1999            12,177                     15,315
  3/31/1999            12,521                     15,600
  4/30/1999            13,484                     17,054
  5/31/1999            13,500                     16,917
  6/30/1999            14,055                     17,417
  7/31/1999            13,594                     16,913
  8/31/1999            13,171                     16,287
  9/30/1999            12,670                     15,736
 10/31/1999            13,148                     16,553
 11/30/1999            13,249                     16,438
 12/31/1999            13,616                     16,545
  1/31/2000            13,214                     16,013
  2/29/2000            12,919                     14,969
  3/31/2000            14,149                     16,662
  4/30/2000            14,002                     16,488
  5/31/2000            14,149                     16,633
  6/30/2000            13,944                     15,957
  7/31/2000            13,789                     16,178
  8/31/2000            14,748                     17,067
  9/30/2000            14,363                     17,206
 10/31/2000            14,576                     17,598
 11/30/2000            14,067                     16,963
 12/31/2000            15,012                     17,875
  1/31/2001            15,353                     17,972
  2/28/2001            14,707                     17,504
  3/31/2001            14,135                     16,909
  4/30/2001            14,827                     17,735
  5/31/2001            15,215                     18,137
  6/30/2001            15,132                     17,814
  7/31/2001            15,215                     17,751
  8/31/2001            14,873                     17,084
  9/30/2001            13,923                     15,834
 10/31/2001            13,932                     15,734
 11/30/2001            14,818                     16,664
 12/31/2001            15,360                     17,100
  1/31/2002            15,196                     16,995
  2/28/2002            15,341                     17,028
  3/31/2002            15,881                     17,868
  4/30/2002            15,534                     17,350
  5/31/2002            15,688                     17,383
  6/30/2002            15,089                     16,434
  7/31/2002            14,259                     14,838
  8/31/2002            14,384                     14,938
  9/30/2002            13,408                     13,318
 10/31/2002            14,133                     14,248
 11/30/2002            14,780                     15,162
 12/31/2002            14,439                     14,504
  1/31/2003            14,056                     14,149
  2/28/2003            13,733                     13,765
  3/31/2003            13,814                     13,796
  4/30/2003            14,782                     15,017
  5/31/2003            15,680                     16,026
  6/30/2003            15,670                     16,232
  7/31/2003            15,751                     16,514
  8/31/2003            16,054                     16,799
  9/30/2003            15,983                     16,633
 10/31/2003            16,478                     17,676
 11/30/2003            16,710                     17,950
 12/31/2003            17,785                     19,020
  1/31/2004            17,806                     19,380
  2/29/2004            18,167                     19,792
  3/31/2004            18,008                     19,653
  4/30/2004            18,008                     19,130
  5/31/2004            17,997                     19,328
  6/30/2004            18,463                     19,826
  7/31/2004            18,220                     19,493
  8/31/2004            18,410                     19,763
  9/30/2004            18,750                     20,108
 10/31/2004            19,089                     20,441
 11/30/2004            19,926                     21,540
 12/31/2004            20,579                     22,243
  1/31/2005            20,329                     21,808
  2/28/2005            20,840                     22,506
  3/31/2005            20,709                     22,184
  4/30/2005            20,365                     21,724
  5/31/2005            20,733                     22,312
  6/30/2005            20,816                     22,619
  7/31/2005            21,244                     23,329
  8/31/2005            21,149                     23,189
  9/30/2005            21,386                     23,482
 10/31/2005            20,923                     22,886
 11/30/2005            21,540                     23,650
 12/31/2005            21,452                     23,767
  1/31/2006            21,899                     24,781
  2/28/2006            22,078                     24,918
  3/31/2006            22,269                     25,334
  4/30/2006            22,793                     25,924
  5/31/2006            22,282                     25,231
  6/30/2006            22,448                     25,406
  7/31/2006            23,036                     25,933
  8/31/2006            23,355                     26,398
  9/30/2006            23,956                     26,900



                      Class A            Class B           Class C++           Class I            Class Z
                 ------------------ ------------------ ------------------ ------------------ ------------------
                 Average            Average            Average            Average            Average
     Value       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     5.57%    12.02%    7.29%    11.29%   10.30%    11.30%   12.20%    12.20%   12.64%    12.64%
---------------------------------------------------------------------------------------------------------------
5 Year Return    10.15%    72.06%   10.47%    66.50%   10.74%    66.51%      N/A       N/A   12.11%    77.07%
---------------------------------------------------------------------------------------------------------------
Since Inception*  9.26%   154.12%    9.35%   141.43%    8.58%   119.90%   10.65%    63.64%    7.32%    82.28%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A and Class B: 11/19/96; Class C: 03/06/97; Class I:
   11/16/01; Class Z: 04/03/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.
@ Beginning with the fiscal year ended September 30, 2006, the average annual total return displayed in the Line Graph is for Class A shares. Returns of Class A shares have replaced the returns of Class B shares in the Line Graph because Class A currently has the largest amount of net assets of any Class of the Fund.

For the 12 month period ended September 30, 2006, the SunAmerica Value Class A returned 5.57% compared to 14.55% for the Russell 3000 Value Index (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

SunAmerica Biotech/Health Fund

For the annual period ending September 30, 2006, the SunAmerica Biotech Fund Class A returned -3.83% at NAV, trailing both its S&P Composite 1500 Healthcare Index and the NASDAQ 100 Index benchmarks which returned 6.89% and 3.75%, respectively during the period.

Along with the broader markets, the healthcare sector began the fiscal period on a promising note, as the S&P Composite 1500 Healthcare, NASDAQ 100, and Lipper Health/Biotechnology indices advanced during the final three months of 2005. At that time, Pharmaceutical companies recovered during the quarter due to a combination of restructuring costs as well as a favorable ruling on the Lipitor patent challenge. The biotechnology segment posted outsized gains on the heels of merger & acquisitions activity and solid earnings expectations. Once again, the HMO sector registered positive gains ahead of strong earnings expectations from the upcoming implementation of the 2006 Medicare Drug Benefit legislation.

Momentum shifted mid-year. Amid the difficult market environment, high-beta segments such as biotechnology were particularly vulnerable in the third fiscal quarter, as investors shifted assets into more defensive positions. For the three month period ending June 30, 2006, the S&P Composite 1500 Healthcare, NASDAQ 100, and Lipper Science/Health indices incurred losses. In terms of sub-sectors, the Managed Care segment continued to be weak due to softening pricing trends and the backlash from stock option pricing scandals at United Healthcare and other companies. On the other hand, large-cap pharmaceutical companies continued to outperform other sub-sectors due to the new government funded Medicare Part D drug benefit plan that was initiated in January 2006.

Pharmaceuticals recovered in the final fiscal quarter as a result of increasing volumes associated with the new Medicare drug benefit plan. There was also a rotation into the biotechnology sector due to the perception that it would be a safe haven ahead of the November mid-term elections. On the other hand, managed care and equipment stocks were generally mixed due to pricing and expense pressure as well as inconsistent clinical data.

The portfolio's investments were focused in two sub-groups: Pharmaceuticals & Biotechnology and Healthcare Equipment & Services. The average weight of each of these sub-sectors throughout the period was 55% and 39%, respectively. The balance of the assets was held in cash.

In terms of sector selection relative to the S&P 1500 Composite Healthcare Index, the Fund benefited from stock selection in the biotechnology and managed care categories. Results were limited, however, by a combination of 1) underweight exposure and stock selection in the major pharmaceutical sub-sector, 2) biotechnology overweight, and 3) security selection in the medical specialties group.

Stock performance leaders during the annual period included Noven Pharmaceuticals Inc., a manufacturer of advanced transdermal drug delivery technologies; Celgene Corp., a biotechnology company developing cancer and immune-inflammatory-related diseases; Cephalon Inc., a manufacturer of drugs that treat central nervous system disorders; Fisher Scientific Inc., a provider of scientific and technical instruments; and Abbott Laboratories, a major drug manufacturer.

Stock holdings that detracted from performance included Allion Healthcare Inc., a specialty pharmacy and disease management service provider focused on HIV/AIDS patients; Kinetic Concepts Inc., a company that designs and manufactures wound care and therapeutic products; Cooper Companies Inc., a medical instrument and supply company; National Medical Health Card Systems Inc., a provider of pharmacy benefit management services; and Neurocrine Biosciences Inc., a biotechnology company focused on the treatment of neurological and endocrine-related diseases and disorders.

--------
Both biotechnology and healthcare companies may be significantly affected by government regulations and government approvals of products and services, legislative or regulatory changes, patent considerations, intense competition and rapid obsolescence due to advancing technology. As a result, the Fund's returns may be considerably more volatile than a fund that does not invest in biotechnology and/or healthcare. Stocks of smaller companies may be more volatile than, and not as readily marketable as those of large companies.

The S&P Composite 1500 Healthcare Index combines three leading indices -- the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 -- to form an investable benchmark of the U.S. equity market. Covering approximately 90% of the U.S. market capitalization, the S&P Composite 1500 offers investors an index with the familiar characteristics of the S&P 500 but with broader market exposure. The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The Lipper Health/Biotechnology Index buy medical-device and biotechnology stocks and some concentrate on a single technology industry. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)


Since the Fund's inception on June 14, 2000, $10,000 invested in Biotech/Health Fund Class A shares would be valued at $7,118. The same amount invested in securities mirroring the performance of the S&P Composite 1500 Healthcare Index and the NASDAQ 100 Index would be valued at $11,058 and $4,457, respectively.

                                    [CHART]

                  Biotech/Health           NASDAQ 100     S&P Composite 1500
                    Class A/#/               Index         Healthcare Index
                    ---------                -----         -----------------
 6/14/2000          $ 9,427                 $10,000            $10,000
 6/30/2000           10,166                  10,000             10,000
 7/31/2000            9,879                   9,590              9,489
 8/31/2000           11,953                  10,834              9,669
 9/30/2000           12,451                   9,487             10,146
10/31/2000           12,036                   8,722             10,451
11/30/2000            9,940                   6,661             10,793
12/31/2000           10,115                   6,223             11,158
 1/31/2001            9,485                   6,891             10,230
 2/28/2001            9,171                   5,071             10,234
 3/31/2001            8,117                   4,181              9,447
 4/30/2001            8,880                   4,931              9,792
 5/31/2001            9,297                   4,784              9,949
 6/30/2001            9,603                   4,865              9,605
 7/31/2001            8,738                   4,475             10,019
 8/31/2001            8,888                   3,907              9,700
 9/30/2001            8,235                   3,106              9,729
10/31/2001            8,675                   3,628              9,706
11/30/2001            9,336                   4,243             10,180
12/31/2001            9,187                   4,193              9,918
 1/31/2002            8,258                   4,122              9,786
 2/28/2002            8,117                   3,615              9,799
 3/31/2002            8,463                   3,863              9,868
 4/30/2002            7,252                   3,396              9,318
 5/31/2002            6,764                   3,214              9,122
 6/30/2002            6,379                   2,796              8,292
 7/31/2002            6,245                   2,559              8,088
 8/31/2002            5,820                   2,507              8,181
 9/30/2002            5,742                   2,215              7,701
10/31/2002            5,993                   2,633              8,127
11/30/2002            6,308                   2,970              8,313
12/31/2002            5,836                   2,619              8,037
 1/31/2003            5,726                   2,616              8,013
 2/28/2003            5,647                   2,689              7,855
 3/31/2003            5,867                   2,713              8,138
 4/30/2003            6,048                   2,946              8,423
 5/31/2003            7,031                   3,191              8,651
 6/30/2003            7,181                   3,201              9,018
 7/31/2003            7,582                   3,402              8,966
 8/31/2003            7,700                   3,574              8,675
 9/30/2003            7,708                   3,474              8,705
10/31/2003            7,716                   3,777              8,809
11/30/2003            7,905                   3,798              8,978
12/31/2003            7,960                   3,915              9,454
 1/31/2004            8,400                   3,983              9,736
 2/29/2004            8,361                   3,924              9,822
 3/31/2004            8,314                   3,838              9,483
 4/30/2004            8,329                   3,740              9,744
 5/31/2004            8,023                   3,914              9,740
 6/30/2004            8,054                   4,049              9,748
 7/31/2004            7,039                   3,739              9,200
 8/31/2004            6,929                   3,657              9,353
 9/30/2004            7,102                   3,775              9,226
10/31/2004            6,780                   3,973              9,043
11/30/2004            6,984                   4,202              9,244
12/31/2004            7,551                   4,336              9,770
 1/31/2005            7,055                   4,065              9,491
 2/28/2005            6,693                   4,045              9,779
 3/31/2005            6,505                   3,969              9,737
 4/30/2005            6,607                   3,805             10,030
 5/31/2005            6,890                   4,134             10,159
 6/30/2005            6,945                   4,003             10,156
 7/31/2005            7,315                   4,302             10,393
 8/31/2005            7,370                   4,243             10,389
 9/30/2005            7,401                   4,296             10,345
10/31/2005            7,134                   4,236             10,040
11/30/2005            7,260                   4,490             10,192
12/31/2005            7,417                   4,418             10,502
 1/31/2006            7,535                   4,596             10,692
 2/28/2006            7,614                   4,491             10,784
 3/31/2006            7,519                   4,581             10,677
 4/30/2006            7,220                   4,574             10,350
 5/31/2006            6,953                   4,251             10,122
 6/30/2006            6,819                   4,240             10,134
 7/31/2006            6,953                   4,064             10,602
 8/31/2006            7,149                   4,257             10,920
 9/30/2006            7,118                   4,457             11,058



                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
    Biotech/     Average            Average            Average
     Health      Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    (9.32)%   (3.83)%  (8.23)%   (4.41)%  (5.35)%   (4.40)%
-------------------------------------------------------------------------
5 Year Return    (4.02)%  (13.56)%  (3.90)%  (16.38)%  (3.49)%  (16.27)%
-------------------------------------------------------------------------
Since Inception* (5.26)%  (24.49)%  (4.99)%  (27.57)%  (4.96)%  (27.40)%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 06/14/00
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2006, the SunAmerica Biotech/Health Class A returned (9.32)% compared to 6.89% for the S&P Composite 1500 Healthcare Index and 3.75% for the NASDAQ 100 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Tax Managed Equity Fund

For the annual period ending September 30, 2006, the Tax Managed Equity Fund Class A returned 11.25% at NAV, outperforming the S&P 500 Index benchmark which returned 10.79% over the same period.

Over the past 12 months, equity market conditions have been challenging, as the economy dealt with rising interest rates and commodity price trends. While large-cap growth stocks did appreciate during the annual period, they significantly lagged returns generated by the large-cap value category. Additionally, large-cap growth, small-cap growth, and mid-cap growth were the three worst performing assets classes during the annual period as measured by Lipper, Inc.

The key to the turnaround in performance was a focus on total return that not only applies a rigorous tax management process, but also uses a quantitative stock selection model that ranks stocks by valuation, momentum, and behavioral factors.

A leading contributor to overall Fund performance during the annual period was stock selection in the Financial, Utilities, and Consumer Staples sectors. Overweight exposure to the Materials and Information Technology groups assisted portfolio performance as did Consumer Discretionary and Healthcare underweights. These gains were offset, however, by a combination of 1) disappointing stock selection in the Materials and Industrials categories, and
2) an Energy underweight.

The following holdings contributed to performance: Boliden AB, Pacific Ethanol Inc., Knight Capital Group Inc., Suntech Power Holdings Co. Ltd., and Noven Pharmaceuticals Inc.. Individual portfolio holdings that detracted from performance included Merix Corp., Evergreen Solar Inc., QUALCOMM Inc., Mattson Technology Inc. and Mueller Industries Inc..

Paul Ma assumed management of the Fund in November 2005. In addition to his portfolio management responsibilities, Mr. Ma heads the firm's quantitative research team and is responsible for the firm's structured portfolios.
--------
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (unaudited) (continued)

Since the Fund's inception on March 1, 1999, $10,000 invested in Tax Managed Equity Fund Class A shares would be valued at $9,976. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $12,152.

                                     [CHART]

                Tax Managed Equity
                  Equity Class A/#/       S&P 500 Index
               --------------------       -------------
  3/1/1999         $ 9,427                  $10,000
 3/31/1999           9,842                   10,400
 4/30/1999          10,324                   10,803
 5/31/1999          10,091                   10,548
 6/30/1999          10,581                   11,133
 7/31/1999          10,204                   10,786
 8/31/1999          10,068                   10,732
 9/30/1999           9,759                   10,439
10/31/1999          10,294                   11,099
11/30/1999          10,535                   11,325
12/31/1999          10,950                   11,991
 1/31/2000          10,716                   11,389
 2/29/2000          10,626                   11,173
 3/31/2000          11,561                   12,267
 4/30/2000          10,943                   11,897
 5/31/2000          10,596                   11,653
 6/30/2000          10,837                   11,941
 7/31/2000          10,837                   11,754
 8/31/2000          11,471                   12,484
 9/30/2000          10,965                   11,825
10/31/2000          10,965                   11,775
11/30/2000          10,113                   10,847
12/31/2000          10,128                   10,900
 1/31/2001          10,475                   11,286
 2/28/2001           9,472                   10,257
 3/31/2001           8,824                    9,608
 4/30/2001           9,517                   10,354
 5/31/2001           9,608                   10,424
 6/30/2001           9,382                   10,170
 7/31/2001           9,306                   10,070
 8/31/2001           8,786                    9,439
 9/30/2001           8,183                    8,677
10/31/2001           8,326                    8,843
11/30/2001           8,974                    9,521
12/31/2001           9,035                    9,604
 1/31/2002           8,733                    9,464
 2/28/2002           8,529                    9,282
 3/31/2002           8,876                    9,631
 4/30/2002           8,198                    9,047
 5/31/2002           8,190                    8,980
 6/30/2002           7,609                    8,340
 7/31/2002           7,006                    7,690
 8/31/2002           7,081                    7,741
 9/30/2002           6,282                    6,900
10/31/2002           6,787                    7,507
11/30/2002           7,142                    7,949
12/31/2002           6,742                    7,482
 1/31/2003           6,531                    7,286
 2/28/2003           6,440                    7,177
 3/31/2003           6,478                    7,246
 4/30/2003           7,014                    7,843
 5/31/2003           7,315                    8,256
 6/30/2003           7,376                    8,361
 7/31/2003           7,481                    8,508
 8/31/2003           7,579                    8,674
 9/30/2003           7,489                    8,582
10/31/2003           7,911                    9,067
11/30/2003           7,979                    9,147
12/31/2003           8,416                    9,627
 1/31/2004           8,514                    9,803
 2/29/2004           8,620                    9,939
 3/31/2004           8,499                    9,789
 4/30/2004           8,371                    9,636
 5/31/2004           8,439                    9,768
 6/30/2004           8,590                    9,958
 7/31/2004           8,348                    9,629
 8/31/2004           8,424                    9,667
 9/30/2004           8,499                    9,772
10/31/2004           8,567                    9,921
11/30/2004           8,846                   10,323
12/31/2004           9,112                   10,674
 1/31/2005           8,877                   10,414
 2/28/2005           9,013                   10,633
 3/31/2005           8,854                   10,445
 4/30/2005           8,657                   10,247
 5/31/2005           8,861                   10,572
 6/30/2005           8,824                   10,588
 7/31/2005           9,036                   10,981
 8/31/2005           8,907                   10,881
 9/30/2005           8,968                   10,969
10/31/2005           8,778                   10,786
11/30/2005           9,043                   11,194
12/31/2005           9,260                   11,198
 1/31/2006          10,799                   11,494
 2/28/2006          10,273                   11,525
 3/31/2006          10,662                   11,669
 4/30/2006          11,073                   11,826
 5/31/2006          10,372                   11,485
 6/30/2006          10,342                   11,501
 7/31/2006           9,946                   11,572
 8/31/2006          10,060                   11,847
 9/30/2006           9,976                   12,152

                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
      Tax
    Managed      Average            Average            Average
    Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      4.87%   11.25%    6.46%    10.46%    9.54%    10.54%
-------------------------------------------------------------------------
5 Year Return      2.82%   21.92%    3.02%    18.02%    3.36%    17.99%
-------------------------------------------------------------------------
Since Inception* (0.03)%    5.83%    0.09%     0.65%    0.11%     0.81%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C: 03/01/99
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2006, the SunAmerica Tax Managed Equity Fund Class A returned 4.87% compared to 10.79% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Trust is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q. The Trust's
 Vincent M. Marra,          AIG SunAmerica Capital    Forms N-Q are available
   President and Chief        Services, Inc.          on the U.S. Securities
   Executive Officer        Harborside Financial      and Exchange Commission's
 Donna M. Handel,             Center                  website at www.sec.gov.
   Treasurer                3200 Plaza 5              You can also review and
 Timothy P. Pettee, Vice    Jersey City, NJ           obtain copies of the
   President                  07311-4992              Forms N-Q at the U.S.
 James Nichols, Vice                                  Securities and Ex-change
   President               Shareholder Servicing      Commission's Public
 Cynthia Gibbons, Vice     Agent                      Reference Room in
   President and Chief      AIG SunAmerica Fund       Washington, DC
   Compliance Officer         Services, Inc.          (information on the
 Gregory N. Bressler,       Harborside Financial      operation of Pub-lic
   Chief Legal Officer        Center                  Reference Room may be
   and Secretary            3200 Plaza 5              obtained by calling
 Gregory R. Kingston,       Jersey City, NJ           1-800-SEC-0330).
   Vice President and         07311-4992
   Assistant Treasurer                                This report is submitted
 Corey A. Issing,          Custodian and Transfer     solely for the general
   Assistant Secretary     Agent                      information of
 Kathleen Fuentes,          State Street Bank and     shareholders of the
   Assistant Secretary        Trust Company           Funds. Distribution of
 Nori L. Gabert, Vice       P.O. Box 419572           this report to persons
   President and            Kansas City, MO           other than shareholders
   Assistant Secretary        64141-6572              of the Funds is
                                                      authorized only in
                           VOTING PROXIES ON TRUST    con-nection with a
                           PORTFOLIO SECURITIES       currently effective
                           A description of the       pro-spectus, setting
                           policies and proce-dures   forth details of the
                           that the Trust uses to     Funds, which must precede
                           determine how to vote      or accom-pany this report.
                           proxies relating to
                           secu-rities held in a
                           Fund's portfolio which is
                           available in the Trust's
                           Statement of Additional
                           Information, may be
                           ob-tained without charge
                           upon request, by calling
                           (800) 858-8850. This
                           in-formation is also
                           available from the EDGAR
                           database on the U.S.
                           Secu-rities and Exchange
                           Commission's website at
                           http://www.sec.gov.

                           PROXY VOTING RECORD ON
                           SUNAMERICA EQUITY FUNDS
                           Information regarding how
                           SunAmerica Equity Funds
                           voted proxies relating to
                           securities held in
                           SunAmerica Equity Funds
                           during the most recent
                           twelve month period ended
                           June 30 is available,
                           once filed with the U.S.
                           Securities and Exchange
                           Commission, without
                           charge, upon request, by
                           calling (800) 858-8850 or
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov.

[LOGO] AIG SunAmerica
           Mutual Funds




Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQANN-9/06

Item 2.  Code of Ethics

         The SunAmerica Equity Funds ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                               2005        2006
         (a) Audit Fees ....................$ 207,000   $ 241,000
         (b) Audit-Related Fees ............$  60,480   $       0
         (c) Tax Fees ......................$  70,200   $  71,550
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                               2005           2006
         (a) Audit Fees ....................$       0   $             0
         (b) Audit-Related Fees ............$       0   $             0
         (c) Tax Fees ......................$       0   $             0
         (d) All Other Fees ................$ 471,713       $ 1,768,468

          All other fees include amounts related to a SAS 70 Report on the Processing of Transactions by Service Organizations.

    (e) (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

          (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2006 and 2005 were $1,856,118 and $649,679, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 8, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2006